Schedule of Investments
ARIZONA TAX-EXEMPT FUND	December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 91.3%
Arizona – 91.3%
Arizona Board of Regents Refunding COPS, University of Arizona Project,
5.00%, 6/1/28	$400	$508
Arizona Board of Regents State University System Revenue Bonds, Series A,
5.00%, 7/1/31	550	632
5.00%, 7/1/34	750	857
5.00%, 7/1/35	750	856
Arizona Board of Regents State University System Revenue Refunding Bonds, Series A, Green Bonds,
5.00%, 7/1/35	1,000	1,176
5.00%, 7/1/41	1,000	1,165
Arizona Board of Regents State University System Revenue Refunding Bonds, Series B,
5.00%, 7/1/31	1,000	1,257
5.00%, 7/1/36	495	613
Arizona Board of Regents University System Revenue Bonds, Series A,
5.00%, 6/1/32	1,500	1,770
Arizona Board of Regents University System Revenue Refunding Bonds,
5.00%, 6/1/33	1,710	2,077
Arizona IDA Hospital Revenue Bonds, Phoenix Children's Hospital,
5.00%, 2/1/24	200	228
3.00%, 2/1/45	1,300	1,385
Arizona State Health Facilities Authority Revenue Bonds, Series A, Banner Health,
4.00%, 1/1/43	3,500	3,632
Arizona State Health Facilities Authority Revenue Refunding Bonds, Series A, Banner Health Obligation,
5.00%, 1/1/22	175	183
Arizona State IDA Lease Revenue Bonds, Series A,
3.00%, 9/1/50	1,030	1,067
Arizona State IDA Revenue Bonds, Lincoln South Beltway Project,
5.00%, 2/1/30	1,000	1,337
Arizona State Lottery Revenue Refunding Bonds,
5.00%, 7/1/21	2,165	2,217
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.3% continued
Arizona – 91.3%continued
Arizona State Refunding COPS, Series A,
5.00%, 10/1/29	$200	$271
Arizona State Transportation Board Revenue GARVEE Bonds, Series A,
5.00%, 7/1/23	1,000	1,117
Flagstaff G.O. Unlimited Bonds,
5.00%, 7/1/22	1,500	1,608
Gilbert Water Resource Municipal Property Corp. Utility System Revenue Bonds,
5.00%, 7/1/28	500	626
5.00%, 7/1/29	750	938
5.00%, 7/1/30	500	623
5.00%, 7/1/31	600	747
Glendale IDA Revenue Refunding Bonds, Midwestern University,
5.00%, 5/15/32	500	647
Goodyear G.O. Unlimited Refunding Bonds,
5.00%, 7/1/30	400	548
Goodyear McDowell Road Commercial Corridor Improvement District Special Assessment Refunding Bonds (BAM Insured),
3.35%, 1/1/28	870	1,009
Goodyear Water & Sewer Subordinate Lien Obligations Revenue Bonds (AGM Insured), Prerefunded,
5.25%, 7/1/21(1)	1,000	1,025
Maricopa County Buckeye Elementary School District No. 33 G.O. Unlimited Bonds, Series 2020, School Improvement Bonds Projects of 2015 & 2019 (AGM Insured),
4.00%, 7/1/33	300	372
4.00%, 7/1/36	425	521
Maricopa County Elementary School District No. 1 Phoenix G.O. Unlimited Bonds, Series C, School Improvement Project of 2006 (BAM Insured),
5.00%, 7/1/34	1,100	1,352

NORTHERN FUNDS QUARTERLY REPORT     1    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
ARIZONA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.3% continued
Arizona – 91.3%continued
Maricopa County Elementary School District No. 25 Liberty G.O. Unlimited Bonds, Series A (AGM Insured),
5.00%, 7/1/30	$725	$966
Maricopa County Elementary School District No. 28 Kyrene Elementary G.O. Unlimited Bonds, Series A, School Improvement Project of 2017,
5.00%, 7/1/31	275	358
5.00%, 7/1/32	250	324
Maricopa County Elementary School District No. 28 Kyrene Elementary G.O. Unlimited Bonds, Series B, School Improvement Project of 2010,
5.25%, 7/1/28(2)	940	1,059
5.50%, 7/1/29(2)	485	549
5.50%, 7/1/30(2)	375	425
Maricopa County Elementary School District No. 33 Buckeye G.O. Unlimited Bonds, Series B, School Improvement Project of 2015 (BAM Insured),
5.00%, 7/1/38	1,000	1,222
Maricopa County Elementary School District No. 8 G.O. Unlimited Bonds, Series B, Osborn School Improvement Project of 2017 (AGM Insured),
5.00%, 7/1/35	625	785
5.00%, 7/1/36	1,175	1,472
Maricopa County Elementary School District No. 92 Pendergast Elementary G.O. Unlimited Bonds, Series D, Project of 2016,
5.00%, 7/1/28	1,850	2,417
Maricopa County High School District No. 210 Phoenix G.O. Unlimited Bonds, Series C,
4.00%, 7/1/37	380	458
Maricopa County IDA Educational Facilities Revenue Bonds, Creighton University Project,
5.00%, 7/1/39	1,285	1,615
5.00%, 7/1/47	1,000	1,232
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.3% continued
Arizona – 91.3%continued
Maricopa County IDA Hospital Revenue Refunding Bonds, Series A, Honorhealth,
5.00%, 9/1/42	$4,000	$4,881
Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group,
5.00%, 1/1/38	1,250	1,524
Maricopa County Kyrene Elementary School District No. 28 G.O. Unlimited Bonds, Series B, School Improvement Bonds Project of 2017,
4.00%, 7/1/37	375	455
Maricopa County School District No. 3 Tempe Elementary G.O. Limited Refunding Bonds,
4.00%, 7/1/23	680	743
Maricopa County School District No. 3 Tempe Elementary G.O. Unlimited Bonds, Series A, School Improvement Project,
5.00%, 7/1/26	2,250	2,809
Maricopa County School District No. 31 Balsz G.O. Unlimited Bonds, Series A, School Improvement Project of 2018 (AGM Insured),
5.00%, 7/1/31	1,575	2,005
4.00%, 7/1/37	500	585
Maricopa County Special Health Care District G.O. Unlimited Bonds,
5.00%, 7/1/28	550	709
5.00%, 7/1/32	1,000	1,263
5.00%, 7/1/35	1,000	1,252
4.00%, 7/1/38	2,500	2,891
Maricopa County Unified High School District No. 216 Agua Fria G.O. Unlimited Bonds,
3.00%, 7/1/37	1,000	1,121
Maricopa County Unified School District No. 4 Mesa G.O. Unlimited Bonds, Series A,
5.00%, 7/1/22	1,375	1,474
5.00%, 7/1/27	215	276
Maricopa County Unified School District No. 41 Gilbert G.O. Unlimited Bonds,
4.00%, 7/1/28	500	621

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.3% continued
Arizona – 91.3%continued
Maricopa County Unified School District No. 41 Gilbert G.O. Unlimited Bonds, Series B, School Improvement Project of 2015,
5.00%, 7/1/28	$525	$671
5.00%, 7/1/29	650	825
5.00%, 7/1/31	500	630
Maricopa County Unified School District No. 41 Gilbert G.O. Unlimited Bonds, Series C,
5.00%, 7/1/24	1,000	1,164
Maricopa County Unified School District No. 48 Scottsdale G.O. Unlimited Bonds, Series C,
5.00%, 7/1/32	1,600	2,074
Maricopa County Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, Series A,
4.00%, 7/1/28	1,000	1,052
Maricopa County Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, Series D, School Improvement Project of 2011,
4.50%, 7/1/27	1,700	1,874
Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, Series A,
5.00%, 7/1/31	1,000	1,337
Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, Series A-1, School Improvement Project of 2010,
4.00%, 7/1/22	1,040	1,060
Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, Series C, School Improvement Project of 2015,
5.00%, 7/1/30	1,335	1,746
Maricopa County Unified School District No. 95 Queen Creek G.O. Limited Refunding Bonds,
5.00%, 7/1/26	400	479
Maricopa County Unified School District No. 95 Queen Creek G.O. Unlimited Bonds,
4.00%, 7/1/39	1,130	1,340
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.3% continued
Arizona – 91.3%continued
Maricopa County Unified School District No. 95 Queen Creek G.O. Unlimited Bonds, School Improvement,
5.00%, 7/1/37	$650	$772
Mesa Excise Tax Revenue Bonds,
4.00%, 7/1/40	500	611
Mesa G.O. Unlimited Refunding Bonds,
5.00%, 7/1/30	3,000	4,158
Mesa Street & Highway Revenue Refunding Bonds (AGM Insured),
5.00%, 7/1/23	1,000	1,118
Mesa Utility System Revenue Bonds,
5.00%, 7/1/32	400	544
Mesa Utility System Revenue Refunding Bonds, Series A,
5.00%, 7/1/21	1,220	1,249
Mesa Utility System Revenue Refunding Bonds, Series B,
5.00%, 7/1/30	290	389
Mesa Utility System Revenue Refunding Bonds, Series C,
5.00%, 7/1/21	1,000	1,024
5.00%, 7/1/22	675	723
5.00%, 7/1/23	1,000	1,117
Northern Arizona University Revenue Refunding Bonds, Series B (BAM Insured),
5.00%, 6/1/38	2,000	2,582
Peoria Water & Wastewater Revenue Bonds, Series A,
5.00%, 7/15/25	1,220	1,478
Phoenix Civic Airport Improvement Corp. Junior Lien Airport Revenue Bonds,
3.00%, 7/1/49	1,000	1,049
4.00%, 7/1/49	1,000	1,147
5.00%, 7/1/49	1,000	1,241
Phoenix Civic Airport Improvement Corp. Revenue Refunding Bonds, Series B,
5.00%, 7/1/34	4,000	4,942
Phoenix Civic Improvement Corp. Excise Tax Subordinate Revenue Refunding Bonds, Series A,
4.00%, 7/1/45	1,000	1,204

NORTHERN FUNDS QUARTERLY REPORT     3    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
ARIZONA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.3% continued
Arizona – 91.3%continued
Phoenix Civic Improvement Corp. Junior Lien Airport Revenue Bonds,
5.00%, 7/1/44	$1,545	$1,934
Phoenix Civic Improvement Corp. Water System Junior Lien Revenue Bonds, Series A,
5.00%, 7/1/39	1,000	1,150
5.00%, 7/1/44	2,850	3,750
Phoenix Civic Improvement Corp. Water System Junior Lien Revenue Refunding Bonds, Series B,
4.00%, 7/1/28	1,000	1,122
Pima County COPS,
5.00%, 12/1/22	650	709
Pima County COPS, Series B,
5.00%, 12/1/22	190	207
5.00%, 12/1/31	230	314
Pima County Metropolitan Domestic Water Improvement District Water Utility System Senior Lien Revenue Refunding Bonds,
4.00%, 1/1/25	715	817
Pima County Sewer System Revenue Bonds,
5.00%, 7/1/25	1,000	1,118
Pima County Sewer System Revenue Bonds, Series B, Prerefunded,
5.00%, 7/1/21(1)	1,000	1,024
Pima County Unified School District No. 10 Amphitheater G.O. Unlimited Bonds, Series D, School Improvement Project of 2007,
5.00%, 7/1/24	1,005	1,122
Pima County Unified School District No. 20 G.O. Unlimited Bonds, Vail School Improvement (BAM Insured),
5.00%, 7/1/26	1,685	2,068
Pima County Unified School District No. 6 G.O. Unlimited Bonds, Marana School Improvement (FHLMC Insured),
4.00%, 7/1/29	675	765
Pinal County Revenue Obligations Pledged Revenue Bonds,
5.00%, 8/1/32	1,000	1,274
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.3% continued
Arizona – 91.3%continued
Pinal County Unified School District No. 43 Apache Junction G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 7/1/22	$1,000	$1,069
Prescott Valley Municipal Property Corp. Facilities Revenue Refunding Bonds,
5.00%, 1/1/24	1,835	1,835
Prescott Valley Pledged Revenue Refunding Bonds, Series A,
5.00%, 1/1/23	750	818
5.00%, 1/1/24	700	794
5.00%, 1/1/25	625	734
Queen Creek Excise Tax & State Shared Revenue Bonds, Series B,
5.00%, 8/1/47	2,540	2,793
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds,
5.00%, 1/1/31	1,000	1,293
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A,
5.00%, 12/1/36	1,105	1,309
Santa Cruz County Unified School District No. 35 G.O. Unlimited Bonds, Series A, Project of 2019 (AGM Insured),
5.00%, 7/1/28	500	653
Scottsdale G.O. Unlimited Bonds, Series C, Projects of 2015,
5.00%, 7/1/24	100	117
Scottsdale Municipal Property Corp. Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/30	2,675	3,546
Tempe G.O. Unlimited Bonds,
5.00%, 7/1/33	1,125	1,488
Tucson G.O. Unlimited Bonds, Series A,
5.00%, 7/1/26	285	357
Tucson Water System Revenue Bonds, Prerefunded,
5.00%, 7/1/21(1)	1,825	1,869

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.3% continued
Arizona – 91.3%continued
Vistancia Community Facilities District G.O. Unlimited Refunding Bonds (BAM Insured),
4.00%, 7/15/26	$450	$530
Yavapai County IDA Hospital Facility Revenue Refunding Bonds, Yavapai Regional Medical,
3.13%, 8/1/43	2,450	2,601
4.00%, 8/1/43	1,000	1,150
Yavapai County Jail District Revenue Bonds (BAM Insured),
5.00%, 7/1/31	1,000	1,280
		149,065
Total Municipal Bonds
(Cost $141,090)		149,065

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 6.6%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(3) (4)	10,784,992	$10,785
Total Investment Companies
(Cost $10,785)		10,785

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 1.8%
Glendale Water & Sewer Senior Lien Revenue Refunding Bonds, 5.00%, 7/1/21	$750	$768
Maricopa County Buckeye Elementary School District No. 33 G.O. Unlimited Bonds, Series 2020, School Improvement Bonds Projects of 2015 & 2019 (AGM Insured), 3.00%, 7/1/21	500	506
Maricopa County Community College District G.O. Unlimited Refunding Bonds, 5.00%, 7/1/21	200	205
Maricopa County Phoenix Union High School District No. 210 G.O. Unlimited Bonds, Series B, 5.00%, 7/1/21	280	287
Mesa G.O. Unlimited Refunding Bonds, 5.00%, 7/1/21	575	588
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 1.8% continued
Pima County COPS, Series B, 5.00%, 12/1/21	$260	$271
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, 5.00%, 1/1/21	300	300
Total Short-Term Investments
(Cost $2,925)		2,925

Total Investments – 99.7%
(Cost $154,800)		162,775
Other Assets less Liabilities – 0.3%		531
NET ASSETS – 100.0%		$163,306

(1)	Maturity date represents the prerefunded date.
(2)	Security has converted to a fixed rate as of July 1, 2015, and will continue at a fixed rate going forward.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of December 31, 2020 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

BAM - Build America Mutual

COPS - Certificates of Participation

FHLMC - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

GARVEE - Grant Anticipation Revenue Vehicle

IDA - Industrial Development Authority
Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT     5    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
ARIZONA TAX-EXEMPT FUND continued	December 31, 2020 (UNAUDITED)
At December 31, 2020, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF INVESTMENTS
General	23.6%
General Obligation	9.3
Higher Education	9.7
Medical	10.2
School District	27.3
Short-Term Investments	6.6
Water	5.3
All other sectors less than 5%	8.0
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$149,065	$—	$149,065
Investment Companies	10,785	—	—	10,785
Short-Term Investments	—	2,925	—	2,925
Total Investments	$10,785	$151,990	$—	$162,775

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$6,497	$42,430	$38,142	$1	$10,785	10,784,992
TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND	December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 93.0%
California – 93.0%
Alameda County Joint Powers Authority Lease Revenue Bonds, Series A, Multiple Capital Projects,
4.00%, 12/1/24	$850	$942
Alameda County Unified School District G.O. Unlimited Bonds, Series B, Election of 2014,
5.00%, 8/1/42	4,000	4,940
Alameda County Unified School District G.O. Unlimited Bonds, Series C, Election of 2014,
3.00%, 8/1/42	3,950	4,268
Albany Unified School District G.O. Unlimited Bonds, Series B, Measure B, Election of 2016,
5.00%, 8/1/43	1,000	1,202
Anaheim Housing & Public Improvement Authority Revenue Refunding Bonds, Series B,
5.00%, 10/1/28	2,000	2,202
Azusa Unified School District G.O. Unlimited Bonds, Series C, Election of 2014,
5.00%, 8/1/44	1,700	2,153
Bay Area Toll Authority Subordinate Toll Bridge Revenue Refunding Bonds, Series S-H,
5.00%, 4/1/44	2,000	2,528
Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, San Francisco Bay Area,
2.95%, 4/1/26(1) (2) (3)	19,975	22,221
Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, San Francisco Bay Area Toll,
2.00%, 4/1/24(1) (2) (3)	7,620	7,929
2.13%, 4/1/25(1) (2) (3)	16,700	17,661
California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Series A,
5.00%, 6/1/29	310	412
5.00%, 6/1/30	300	406
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.0% continued
California – 93.0%continued
California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Sonoma County Securitization,
5.00%, 6/1/27	$325	$415
California HFA Municipal Certificates Revenue Bonds, Series 2, Class A,
4.00%, 3/20/33	985	1,110
California School Finance Authority Educational Facilities Revenue Bonds, Series A,
4.00%, 7/1/40	800	940
California School Finance Authority Educational Facilities Revenue Bonds, Series A, Kipp Socal Public School Projects,
5.00%, 7/1/39	1,000	1,263
California State Department of Water Resources Central Valley Project Revenue Bonds, Series AR,
4.00%, 12/1/34	1,795	2,028
California State Earthquake Authority Taxable Revenue Bonds, Series B,
1.33%, 7/1/22	1,500	1,505
California State Enterprise Development Authority Lease Revenue Bonds, Riverside County Library Facilities Project,
3.00%, 11/1/44	3,000	3,137
4.00%, 11/1/49	1,900	2,122
California State G.O. Unlimited Bonds,
5.00%, 3/1/26	1,250	1,494
3.00%, 11/1/41	2,000	2,240
California State G.O. Unlimited Refunding Bonds,
5.00%, 9/1/27	1,845	2,315
5.00%, 10/1/27	1,850	2,408
5.00%, 8/1/28	4,000	5,151
5.00%, 10/1/28	3,000	4,000
5.00%, 3/1/35	3,500	4,706
California State G.O. Unlimited Refunding Bonds, Bid Group C,
5.00%, 8/1/27	2,000	2,504
5.00%, 8/1/28	7,000	8,714

NORTHERN FUNDS QUARTERLY REPORT     7    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.0% continued
California – 93.0%continued
California State G.O. Unlimited Refunding Bonds, Group C,
5.00%, 8/1/26	$1,000	$1,190
California State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 9/1/26	3,500	4,256
California State G.O. Unlimited Various Purpose Refunding Bonds,
5.00%, 10/1/26	2,750	3,232
5.00%, 3/1/32	1,125	1,533
California State Health Facilities Financing Authority Revenue Bonds, Series A, Sutter Health,
5.00%, 11/15/32	1,200	1,473
California State Health Facilities Financing Authority Revenue Refunding Bonds, Cedars-Sinai Medical Center,
5.00%, 11/15/27	250	306
California State Health Facilities Financing Authority Revenue Refunding Bonds, Children's Hospital of Orange County,
5.00%, 11/1/28	700	929
California State Health Facilities Financing Authority Revenue Refunding Bonds, Providence St. Joseph Health,
2.00%, 10/1/25(1) (2) (3)	2,450	2,635
California State Health Facilities Financing Authority Revenue Refunding Bonds, Series B, Sutter Health,
5.00%, 11/15/35	2,500	3,086
California State Health Facilities Financing Authority Revenue Refunding Bonds, Sutter Health, Prerefunded,
5.00%, 11/15/26(4)	1,215	1,546
California State Health Facilities Financing Authority Revenue Refunding Bonds, Sutter Health, Unrefunded Balance,
5.00%, 11/15/46	1,785	2,131
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.0% continued
California – 93.0%continued
California State Infrastructure & Economic Development Bank Revenue Bonds, Equitable School Revolving Fund,
5.00%, 11/1/39	$550	$686
California State Infrastructure & Economic Development Bank Revenue Bonds, UCSF 2130 Third Street,
5.00%, 5/15/36	1,000	1,263
California State Municipal Finance Authority MFH Revenue Bonds, Pass-Through Park Western Apartments (FNMA Insured),
2.65%, 8/1/36	3,449	3,750
California State Municipal Finance Authority Revenue Bonds, Series A, National University,
5.00%, 4/1/36	2,245	2,818
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,
5.00%, 5/15/39	1,500	1,767
California State University Revenue Bonds, Series A,
5.00%, 11/1/31	2,670	3,632
California State University Systemwide Revenue Refunding Bonds, Series A,
4.00%, 11/1/45	2,600	2,924
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 10/1/23	500	565
5.00%, 11/1/28	4,000	5,186
5.25%, 10/1/39	1,500	1,838
California State Various Purpose G.O. Unlimited Bonds, Bid Group B,
5.00%, 11/1/31	3,500	4,867
California State Various Purpose G.O. Unlimited Bonds, Bidding Group,
5.00%, 9/1/28	5,000	6,240
Centinela Valley Union High School District G.O. Unlimited Bonds, Series B, Election of 2008, Prerefunded,
5.75%, 8/1/23(4)	1,000	1,141

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.0% continued
California – 93.0%continued
Central Unified School District G.O. Unlimited Bonds, Series B, Election of 2016,
4.00%, 8/1/48	$1,000	$1,133
Contra Costa Community College District G.O. Unlimited Bonds, Series B-2,
3.00%, 8/1/35	775	867
Davis Joint Unified School District G.O. Unlimited Bonds (BAM Insured),
3.00%, 8/1/31	2,025	2,267
Desert Community College District G.O. Unlimited Bonds, Riverside & Imperial County,
5.00%, 8/1/43	1,125	1,265
Desert Sands Unified School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/39	1,330	1,666
El Camino Community College District G.O. Unlimited CABS, Series C, Election of 2002,
0.00%, 8/1/23(5)	9,940	9,861
Evergreen School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/46	1,000	1,258
Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A, Election of 2008, Prerefunded,
5.38%, 8/1/21(4)	1,500	1,545
Hartnell Community College District G.O. Unlimited Bonds, Series B,
3.00%, 8/1/45	2,500	2,689
Hayward Unified School District G.O. Unlimited Bonds (AGM Insured),
4.00%, 8/1/45	2,000	2,378
Imperial Irrigation District Electric Revenue Bonds, Series B-1,
5.00%, 11/1/46	2,500	3,036
Kern Community College District G.O. Unlimited CABS-BANS,
0.00%, 8/1/23(5)	2,250	2,219
Long Beach Community College District G.O. Unlimited Refunding Bonds, Series F,
5.00%, 6/1/27	1,100	1,326
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.0% continued
California – 93.0%continued
Long Beach Harbor Revenue Bonds, Series A (AMT),
5.00%, 5/15/30	$1,300	$1,592
Long Beach Harbor Revenue Refunding Bonds, Series C,
5.00%, 5/15/47	3,000	3,565
Long Beach Unified School District G.O. Unlimited Bonds, Series F, Election of 2008,
3.00%, 8/1/38	3,270	3,651
Los Angeles Community College District G.O. Unlimited Bonds, Series K, Election of 2008,
3.00%, 8/1/39	3,600	3,883
Los Angeles County Metropolitan Transportation Authority Measure R Junior Subordinate Sales Tax Revenue Refunding Bonds, Green Bonds,
5.00%, 6/1/32	3,000	4,109
5.00%, 6/1/37	2,000	2,686
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Multiple Capital Projects II,
5.00%, 8/1/24	945	1,016
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series D,
5.00%, 12/1/29	1,665	2,016
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series E-1,
5.00%, 12/1/44	3,405	4,373
Los Angeles County Public Works Financing Authority Lease Revenue Refunding Bonds, Series B,
5.00%, 12/1/29	2,630	3,199
5.00%, 12/1/31	2,000	2,418
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International,
5.00%, 5/15/23	500	554
5.00%, 5/15/24	500	576
5.00%, 5/15/30	1,465	1,883

NORTHERN FUNDS QUARTERLY REPORT     9    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.0% continued
California – 93.0%continued
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,
5.25%, 5/15/31	$2,000	$2,559
5.00%, 5/15/44	1,500	1,863
Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),
5.00%, 5/15/27	7,435	9,388
5.00%, 5/15/28	7,630	9,848
5.00%, 5/15/29	1,000	1,280
Los Angeles Department of Airports Senior Revenue Bonds, Series B,
5.00%, 5/15/27	640	764
Los Angeles Department of Water & Power System Revenue Bonds, Series C,
5.00%, 7/1/49	1,000	1,284
Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series B,
4.00%, 7/1/29	2,075	2,663
5.00%, 7/1/43	1,850	2,353
Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series C,
7/1/41(6)	1,000	1,339
Los Angeles Harbor Department Revenue Refunding Bonds, Series A (AMT), Private Activity,
5.00%, 8/1/25	6,750	8,074
Los Angeles Unified School District G.O. Unlimited Bonds, Series B-1, Election of 2008,
4.00%, 7/1/24	1,930	2,182
4.00%, 7/1/25	3,000	3,502
5.00%, 7/1/29	1,500	1,942
5.00%, 7/1/30	190	244
Los Angeles Unified School District G.O. Unlimited Bonds, Series C,
5.00%, 7/1/29	500	676
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/24	2,360	2,750
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.0% continued
California – 93.0%continued
5.00%, 7/1/26	$5,440	$6,826
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series B,
5.00%, 7/1/26	700	878
Los Angeles Wastewater System Revenue Refunding Bonds, Series A (NATL Insured), Escrowed to Maturity,
6.00%, 6/1/21	1,185	1,213
Los Angeles Wastewater System Revenue, Subseries A, Green Bonds,
5.00%, 6/1/38	1,100	1,410
Los Rios Community College District G.O. Unlimited Bonds, Series D,
3.00%, 8/1/44	2,000	2,139
Metropolitan Water District of Southern California Subordinate Revenue Refunding Bonds, Series A,
2.50%, 7/1/27	6,650	7,397
Midpeninsula Regional Open Space District Revenue Bonds, Prerefunded,
5.25%, 9/1/21(4)	2,000	2,068
Modesto Irrigation District Financing Authority Electric System Revenue Bonds, Series A,
5.00%, 10/1/26	1,490	1,794
5.00%, 10/1/27	1,130	1,355
5.00%, 10/1/28	2,770	3,310
Modesto Irrigation District Financing Authority Electric System Revenue Refunding Bonds, Series B,
5.00%, 10/1/28	2,150	2,808
Modesto Irrigation District Financing Authority Revenue Refunding Bonds, Series G, Domestic Water Project (AGM Insured),
5.00%, 9/1/22	1,445	1,561
Monterey County Public Facilities Financing COPS,
5.00%, 10/1/27	1,000	1,222
5.00%, 10/1/28	670	817
Mount San Antonio Community College District G.O. Unlimited Bonds, Election of 2018, Series A,
5.00%, 8/1/44	1,900	2,464

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.0% continued
California – 93.0%continued
Natomas Unified School District G.O. Unlimited Bonds (AGM Insured),
3.00%, 8/1/39	$1,655	$1,768
3.00%, 8/1/40	2,325	2,471
3.00%, 8/1/41	2,590	2,747
Natomas Unified School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/25	1,690	1,968
Natomas Unified School District G.O. Unlimited Bonds, Election of 2014 (BAM Insured),
5.00%, 8/1/33	1,185	1,459
Natomas Unified School District G.O. Unlimited Bonds, Series A (AGM Insured),
4.00%, 8/1/45	3,000	3,387
Natomas Unified School District G.O. Unlimited Refunding Bonds (BAM Insured),
5.00%, 8/1/31	3,620	4,495
Northern Energy Authority Commodity Supply Revenue Bonds, Series A,
4.00%, 7/1/24(1) (2) (3)	2,000	2,229
Oakland Unified School District Alameda County G.O. Unlimited Bonds, Series A,
5.00%, 8/1/22	750	800
5.00%, 8/1/24	600	693
Orange County Local Transportation Authority Sales TRB,
5.00%, 2/15/33	3,000	3,957
Oxnard Union High School District G.O. Unlimited Bonds, Series A, Election of 2018,
5.00%, 8/1/42	3,000	3,641
Oxnard Union High School District G.O. Unlimited Bonds, Series B,
5.00%, 8/1/45	2,000	2,520
Palm Springs Unified School District G.O. Unlimited Bonds, Series D, Election of 2008,
2.00%, 8/1/27	1,970	2,122
Paso Robles Joint Unified School District G.O. Unlimited Bonds, Series A,
4.00%, 8/1/43	4,220	4,857
4.00%, 8/1/46	5,950	6,799
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.0% continued
California – 93.0%continued
Placentia-Yorba Linda Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/26	$1,000	$1,216
Redlands Unified School District G.O. Unlimited Refunding Bonds, San Bernandino County,
3.00%, 7/1/30	2,295	2,562
Richmond Joint Powers Financing Authority Revenue Refunding Bonds, Series A, Civic Center Project (AGM Insured),
5.00%, 11/1/24	600	699
5.00%, 11/1/25	1,000	1,206
5.00%, 11/1/26	750	929
Riverside County Asset Leasing Corp. Lease Revenue Bonds, Series 2013 A, Public Defender & Probation Building, Prerefunded,
5.25%, 11/1/23(4)	150	170
Riverside County Asset Leasing Corp. Lease Revenue Bonds, Series 2013 A, Public Defender & Probation Building, Unrefunded Balance,
5.25%, 11/1/24	650	737
Riverside County Transportation Commission Revenue Refunding Bonds, Series A,
3.00%, 6/1/26	5,500	5,959
Riverside County Transportation Commission Sales Tax Revenue Refunding Bonds, Series B,
5.00%, 6/1/30	2,500	3,216
Riverside Public Financing Authority Local Measure A Sales Tax Revenue COPS, Riverside Payment Rehabilitation (AGM Insured),
5.25%, 6/1/24	615	690
Sacramento County Airport System Revenue Refunding Bonds, Series A,
5.00%, 7/1/29	565	724
5.00%, 7/1/31	500	635
Sacramento County Airport System Revenue Refunding Bonds, Series B,
5.00%, 7/1/29	680	871

NORTHERN FUNDS QUARTERLY REPORT     11    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.0% continued
California – 93.0%continued
San Diego Association of Governments Capital Grant Receipts Revenue Bonds, Mid Coast Corridor, Green Bonds,
5.00%, 11/15/26	$1,000	$1,223
San Diego Association of Governments South Bay Expressway Toll Senior Lien Revenue Bonds, Series A,
5.00%, 7/1/29	850	1,033
5.00%, 7/1/37	1,000	1,181
San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Ballpark,
5.00%, 10/15/30	1,040	1,216
San Diego Unified School District G.O. Unlimited Bonds, Series D-2, Election of 2018,
3.00%, 7/1/37	1,715	1,936
San Diego Unified School District G.O. Unlimited Bonds, Series I, Election of 2012,
5.00%, 7/1/41	3,380	4,231
San Diego Unified School District G.O. Unlimited Refunding Bonds, Series E-2, Election of 1998 (AGM Insured),
5.50%, 7/1/27	1,500	1,989
San Francisco Bay Area Rapid Transit District G.O. Unlimited Bonds, Green Bonds,
5.00%, 8/1/31	2,000	2,720
San Francisco Bay Area Rapid Transit District Sales G.O. Unlimited Bonds, Series C-1, Green Bonds,
3.00%, 8/1/50	1,750	1,898
San Francisco Bay Area Rapid Transit District Sales Tax Revenue Refunding Bonds, Series A,
5.00%, 7/1/32	1,500	1,783
San Francisco Bay Area Rapid Transit District Sales TRB, Series A,
3.00%, 7/1/44	2,000	2,130
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/38	3,000	3,772
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.0% continued
California – 93.0%continued
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E (AMT),
4.00%, 5/1/50	$2,145	$2,432
5.00%, 5/1/50	1,355	1,661
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series A (AMT),
5.00%, 5/1/24	1,095	1,161
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Series D (AMT),
5.00%, 5/1/25	1,000	1,188
San Francisco City & County COPS, Multiple Capital Projects,
2.00%, 10/1/33	2,800	2,848
San Francisco City & County G.O. Unlimited Bonds, Series C,
3.00%, 6/15/30	5,415	5,811
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series D, Hetch Hetchy Water,
3.00%, 11/1/50	1,275	1,387
San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds, Series D, Green Bonds,
5.00%, 11/1/32	1,375	1,757
San Francisco City & County Unified School District G.O. Unlimited Bonds, Proposition A, Series F&C,
3.25%, 6/15/32	1,500	1,604
San Francisco Community College District G.O. Unlimited Bonds, Series A, Election of 2020,
3.00%, 6/15/45	2,300	2,498
San Francisco County Transportation Authority Sales TRB,
3.00%, 2/1/30	5,000	5,563
San Jacinto Unified School District G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 8/1/26	1,055	1,223

TAX-EXEMPT FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.0% continued
California – 93.0%continued
San Joaquin County Transportation Authority Measure K Limited TRB, Series A, Prerefunded,
5.75%, 3/1/21(4)	$2,000	$2,018
San Jose Airport Revenue Refunding Bonds, Series A (AMT),
5.00%, 3/1/22	1,495	1,562
San Jose G.O. Unlimited Refunding Bonds, Series C,
5.00%, 9/1/31	1,900	2,551
San Jose Unified School District Santa Clara County G.O. Unlimited Refunding Bonds, Prerefunded,
5.00%, 8/1/21(4)	830	853
San Jose Unified School District Santa Clara County G.O. Unlimited Refunding Bonds, Unrefunded Balance,
5.00%, 8/1/23	170	175
San Rafael Elementary School District G.O. Unlimited Bonds, Series B, Election of 2015,
4.50%, 8/1/42	1,750	2,130
Santa Clara County Financing Authority Revenue Refunding Bonds, Series Q,
3.00%, 5/15/35	2,500	2,665
Santa Clarita Community College District G.O. Unlimited Bonds,
3.00%, 8/1/44	1,000	1,087
Santa Rosa Elementary School District G.O. Unlimited Bonds, Series D, Election of 2014 (AGM Insured),
5.00%, 8/1/43	1,145	1,383
Santa Rosa High School District G.O. Unlimited Bonds, Series C, Election of 2014 (AGM Insured),
5.00%, 8/1/43	1,000	1,211
Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008, Prerefunded,
6.00%, 7/1/21(4)	2,000	2,058
Southern California Financing Authority Water Replenishment Assessment Revenue Bonds,
5.00%, 8/1/43	2,000	2,536
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.0% continued
California – 93.0%continued
Southern California Public Power Authority Revenue Bonds, Milford Wind Corridor Phase II Project,
5.25%, 7/1/27	$1,000	$1,024
Stockton Public Financing Authority Parking Revenue Refunding Bonds,
5.00%, 3/1/32	555	687
5.00%, 3/1/33	600	737
5.00%, 3/1/47	1,125	1,325
Transbay Joint Powers Authority Senior Tax Allocation Bonds, Green Bonds,
5.00%, 10/1/29	465	609
5.00%, 10/1/34	600	776
Turlock Irrigation District First Priority Subordinated Revenue Refunding Bonds,
5.00%, 1/1/28	625	724
University of California General Revenue Bonds, Series AF, Prerefunded,
5.00%, 5/15/23(4)	1,220	1,357
University of California Revenue Refunding Bonds, Series BE,
5.00%, 5/15/41	5,500	7,322
Ventura County Public Financing Authority Lease Revenue Bonds, Series B,
5.00%, 11/1/24	1,060	1,203
Ventura Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/29	640	878
5.00%, 8/1/30	680	927
5.00%, 8/1/31	710	962
Visalia Unified School District COPS (AGM Insured),
3.00%, 5/1/27	1,525	1,537
Western Riverside Water & Wastewater Finance Authority Western Municipal Water District Improvement Revenue Bonds (AGC Insured),
5.13%, 9/1/29	1,645	1,651

NORTHERN FUNDS QUARTERLY REPORT     13    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.0% continued
California – 93.0%continued
Yucaipa Valley Water District Water System Revenue Refunding Bonds, Series A,
5.00%, 9/1/26	$1,000	$1,204
		491,838
Total Municipal Bonds
(Cost $461,788)		491,838

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 4.0%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(7) (8)	21,139,664	$21,140
Total Investment Companies
(Cost $21,140)		21,140

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 2.4%
Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, Series E, 2.00%, 4/1/21(1) (2) (3)	$565	$566
California State Infrastructure & Economic Development Bank Revenue Bonds (AMT), Brightline West Passenger, 0.45%, 7/1/21(1) (2) (3) (9)	1,250	1,251
Irvine Assessment District No. 87-8 Improvement Bond Act 1915 Adjustable Special Assessment (State Street B&T Co. LOC), 0.03%, 9/2/24(1) (3) (10)	679	679
Los Angeles Department of Water & Power System Variable Revenue Refunding Bonds, Subseries B-7, 0.04%, 7/1/34(1) (3) (10)	3,850	3,850
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 2.4% continued
Los Angeles TRANS, 4.00%, 6/24/21	$2,500	$2,546
Pasadena Variable Refunding COPS, Series A (Bank of America N.A. LOC), 0.06%, 2/1/35(1) (3) (10)	4,000	4,000
Total Short-Term Investments
(Cost $12,888)		12,892

Total Investments – 99.4%
(Cost $495,816)		525,870
Other Assets less Liabilities – 0.6%		3,161
NET ASSETS – 100.0%		$529,031

(1)	Maturity date represents the puttable date.
(2)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(3)	Variable rate security. Rate as of December 31, 2020 is disclosed.
(4)	Maturity date represents the prerefunded date.
(5)	Zero coupon bond.
(6)	When-Issued Security. Coupon rate is not in effect at December 31, 2020.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of December 31, 2020 is disclosed.
(9)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(10)	Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

FNMA - Federal National Mortgage Association

TAX-EXEMPT FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
G.O. - General Obligation

HFA - Housing Finance Authority

LOC - Letter of Credit

MFH - Multi-Family Housing

NATL - National Public Finance Guarantee Corporation

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
At December 31, 2020, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF INVESTMENTS
Airport	8.1%
General	16.8
General Obligation	18.2
Higher Education	5.7
School District	21.3
Transportation	12.6
All other sectors less than 5%	17.3
Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$491,838	$—	$491,838
Investment Companies	21,140	—	—	21,140
Short-Term Investments	—	12,892	—	12,892
Total Investments	$21,140	$504,730	$—	$525,870

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$14,837	$112,339	$106,036	$9	$21,140	21,139,664
NORTHERN FUNDS QUARTERLY REPORT     15    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
CALIFORNIA TAX-EXEMPT FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 93.7%
California – 93.7%
Alameda County Unified School District G.O. Unlimited Bonds, Series B, Election of 2014,
5.00%, 8/1/42	$1,000	$1,235
Alameda County Unified School District G.O. Unlimited Bonds, Series C, Election of 2014,
3.00%, 8/1/42	3,000	3,241
Albany Unified School District G.O. Unlimited Bonds, Series B, Measure B, Election of 2016,
4.00%, 8/1/46	1,000	1,135
Bay Area Toll Authority Subordinate Toll Bridge Revenue Refunding Bonds, Series S-H,
5.00%, 4/1/49	1,000	1,253
Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, San Francisco Bay Area,
2.95%, 4/1/26(1) (2) (3)	5,500	6,118
Beaumont Unified School District G.O. Unlimited Bonds, Series D, Election of 2008 (BAM Insured),
5.25%, 8/1/44	1,500	1,826
Cabrillo Unified School District G.O. Unlimited Bonds, Series B, Election of 2018,
5.00%, 8/1/50	2,210	2,768
California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Series A,
4.00%, 6/1/35	885	1,079
California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Sonoma County Securitization,
5.00%, 6/1/29	310	414
California HFA Municipal Certificates Revenue Bonds, Series 2, Class A,
4.00%, 3/20/33	985	1,110
California School Finance Authority Educational Facilities Revenue Bonds, Granada Hills Charter Obligated Group,
5.00%, 7/1/54	1,200	1,335
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.7% continued
California – 93.7%continued
California School Finance Authority Educational Facilities Revenue Bonds, Series A,
4.00%, 7/1/50	$1,135	$1,310
California State Construction G.O. Unlimited Bonds,
3.00%, 10/1/49	1,000	1,086
California State Department of Water Resources Revenue Refunding Bonds, Series BB, Central Valley Project,
5.00%, 12/1/34	1,260	1,757
California State Enterprise Development Authority Lease Revenue Bonds, Riverside County Library Facilities Project,
4.00%, 11/1/49	1,000	1,117
California State G.O. Unlimited Refunding Bonds,
5.00%, 10/1/28	3,000	4,000
California State G.O. Unlimited Refunding Bonds, Group C,
5.00%, 8/1/26	2,500	2,974
California State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 9/1/26	500	608
California State Health Facilities Financing Authority Revenue Refunding Bonds, Sutter Health, Prerefunded,
5.00%, 11/15/26(4)	410	522
California State Health Facilities Financing Authority Revenue Refunding Bonds, Sutter Health, Unrefunded Balance,
5.00%, 11/15/46	590	704
California State Infrastructure & Economic Development Bank Revenue Bonds, Equitable School Revolving Fund,
5.00%, 11/1/44	625	770
California State Infrastructure & Economic Development Bank Revenue Bonds, UCSF 2130 Third Street,
5.00%, 5/15/42	1,000	1,241

TAX-EXEMPT FIXED INCOME FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.7% continued
California – 93.7%continued
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds,
1.75%, 8/1/26(1) (2) (3)	$3,500	$3,571
California State Municipal Finance Authority Revenue Bonds, Series A, National University,
5.00%, 4/1/40	1,000	1,238
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,
5.00%, 5/15/39	1,000	1,178
5.00%, 5/15/43	1,000	1,167
California State Public Works Board Lease Revenue Refunding Bonds, Various Capital Projects,
5.00%, 11/1/21	250	260
California State University Systemwide Revenue Bonds, Series C,
4.00%, 11/1/45	1,000	1,216
California State University Systemwide Revenue Refunding Bonds, Series A,
5.00%, 11/1/44	2,500	2,888
4.00%, 11/1/45	1,000	1,125
California State Various Purpose G.O. Unlimited Bonds,
3.00%, 3/1/50	1,500	1,628
California State Various Purpose G.O. Unlimited Bonds, Bid Group B,
5.00%, 11/1/31	1,500	2,086
Carlsbad Unified School District G.O. Unlimited Bonds, Series A, Election of 2018,
3.00%, 8/1/42	550	604
Centinela Valley Union High School District G.O. Unlimited Bonds, Series B, Election of 2008, Prerefunded,
5.75%, 8/1/23(4)	570	650
6.00%, 8/1/23(4)	1,000	1,146
Compton Unified School District G.O. Unlimited Bonds, Series B (BAM Insured),
4.00%, 6/1/49	1,675	1,892
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.7% continued
California – 93.7%continued
Corona-Norco Unified School District G.O. Unlimited Bonds, Series C,
4.00%, 8/1/49	$1,000	$1,163
Desert Sands Unified School District G.O. Unlimited Bonds, Election of 2014,
4.00%, 8/1/44	500	579
El Dorado Irrigation District Revenue COPS, Series A,
4.00%, 3/1/50	1,600	1,886
Evergreen School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/46	1,300	1,636
Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A, Election of 2008, Prerefunded,
5.38%, 8/1/21(4)	3,500	3,606
Hartnell Community College District G.O. Unlimited Bonds, Series B,
3.00%, 8/1/45	1,500	1,614
Hayward Unified School District G.O. Unlimited Bonds (AGM Insured),
4.00%, 8/1/50	1,000	1,180
Imperial Irrigation District Electric Revenue Bonds, Series B-1,
5.00%, 11/1/46	1,500	1,821
Lancaster Financing Authority Revenue Bonds, Measure M & R Street Improvements Project,
4.00%, 6/1/49	2,830	3,244
Long Beach Harbor Revenue Notes, Series C,
4.00%, 7/15/21	1,000	1,020
Los Angeles Community College District G.O. Unlimited Bonds, Series K, Election of 2008,
3.00%, 8/1/39	1,400	1,510
Los Angeles County Metropolitan Transportation Authority Measure R Junior Subordinate Sales Tax Revenue Refunding Bonds, Green Bonds,
5.00%, 6/1/32	1,000	1,370
5.00%, 6/1/37	1,000	1,343

NORTHERN FUNDS QUARTERLY REPORT     17    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
CALIFORNIA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.7% continued
California – 93.7%continued
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International,
5.00%, 5/15/31	$1,000	$1,280
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,
5.00%, 5/15/44	500	621
Los Angeles Department of Airports Private Activity Senior Revenue Bonds (AMT),
5.00%, 5/15/21	2,000	2,033
Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),
5.00%, 5/15/29	4,000	5,120
5.00%, 5/15/31	5,000	6,315
Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series C,
7/1/41(5)	1,000	1,339
Los Angeles Unified School District G.O. Unlimited Bonds, Series RYQ,
5.00%, 7/1/33	1,000	1,357
4.00%, 7/1/44	2,000	2,413
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/21	1,410	1,444
5.00%, 7/1/24	3,000	3,496
Los Rios Community College District G.O. Unlimited Bonds, Series D,
3.00%, 8/1/44	1,000	1,069
Lucia Mar Unified School District G.O. Unlimited Bonds, Series B, Election of 2016,
5.00%, 8/1/42	1,450	1,850
Manteca Redevelopment Agency Successor Agency Tax Allocation Refunding Bonds, Series A (BAM Insured),
4.00%, 10/1/39	500	593
Mesa Water District COPS,
4.00%, 3/15/45	1,150	1,387
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.7% continued
California – 93.7%continued
Metropolitan Water District of Southern California Subordinate Revenue Refunding Bonds, Series A,
5.00%, 7/1/22	$1,000	$1,072
Metropolitan Water District of Southern California Subordinate Revenue Refunding Bonds, Series B,
4.00%, 8/1/23	395	433
Midpeninsula Regional Open Space District Revenue Bonds, Prerefunded,
5.25%, 9/1/21(4)	600	620
5.50%, 9/1/21(4)	2,500	2,589
Monterey County Financing Authority Revenue Refunding Bonds,
5.00%, 9/1/37	1,170	1,489
Natomas Unified School District G.O. Unlimited Bonds, Series A (AGM Insured),
4.00%, 8/1/49	1,000	1,125
New Haven Unified School District G.O. Unlimited Bonds, Series C, Alameda County,
3.00%, 8/1/49	1,520	1,634
Newport Mesa Unified School District G.O. Unlimited CABS, Election of 2005,
0.00%, 8/1/33(6)	10,000	8,242
Northern Energy Authority Commodity Supply Revenue Bonds, Series A,
4.00%, 7/1/24(1) (2) (3)	2,000	2,229
Oxnard Union High School District G.O. Unlimited Bonds, Series B,
5.00%, 8/1/45	1,000	1,260
Palm Springs Unified School District G.O. Unlimited Bonds, Series D, Election of 2008,
3.00%, 8/1/31	2,435	2,691
Palomar Pomerado Health G.O. Unlimited Convertible CABS, Series A, Election of 2004 (AGC Insured),
7.00%, 8/1/38	5,000	7,232
Riverside Electric Revenue Refunding Bonds, Series A,
5.00%, 10/1/43	2,330	3,010

TAX-EXEMPT FIXED INCOME FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.7% continued
California – 93.7%continued
Ross Valley Public Financing Authority Revenue Bonds, Sanitary District No. 1 of Marin County,
5.00%, 1/1/36	$275	$323
5.00%, 1/1/37	215	252
Sacramento Municipal Utility District Revenue Bonds, Series A,
5.00%, 8/15/37	55	61
San Diego Association of Governments Capital Grant Receipts Revenue Bonds, Mid Coast Corridor, Green Bonds,
1.80%, 11/15/27	1,000	1,045
San Diego Unified School District G.O. Unlimited Bonds, Series M-2, Proposition Z Bonds,
3.00%, 7/1/50	2,000	2,177
San Francisco Bay Area Rapid Transit District Sales G.O. Unlimited Bonds, Series C-1, Green Bonds,
3.00%, 8/1/50	750	813
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/38	1,000	1,257
5.00%, 5/1/42	1,500	1,792
5.00%, 5/1/49	1,000	1,228
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E (AMT),
5.00%, 5/1/45	1,000	1,235
5.00%, 5/1/50	1,500	1,839
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Series D (AMT),
5.00%, 5/1/25	1,000	1,188
San Francisco City & County COPS, Multiple Capital Projects,
5.00%, 10/1/22	3,000	3,251
2.00%, 10/1/33	1,200	1,221
San Francisco City & County G.O. Unlimited Bonds, Series C,
3.00%, 6/15/30	1,000	1,073
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.7% continued
California – 93.7%continued
San Francisco City & County G.O. Unlimited Bonds, Series D,
5.00%, 6/15/23	$950	$1,016
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series D, Hetch Hetchy Water,
3.00%, 11/1/50	600	653
San Francisco City & County Unified School District G.O. Unlimited Bonds, Proposition A, Series F&C,
3.25%, 6/15/32	2,500	2,673
San Francisco Community College District G.O. Unlimited Bonds, Series A, Election of 2020,
3.00%, 6/15/45	1,000	1,086
San Joaquin County Transportation Authority Measure K Limited TRB, Series A, Prerefunded,
5.25%, 3/1/21(4)	2,075	2,092
San Jose G.O. Unlimited Bonds, Series A-1,
5.00%, 9/1/42	1,310	1,694
Santa Ana College Improvement District No. 1 Rancho Santiago Community College District G.O. Unlimited Bonds,
3.00%, 8/1/39	2,130	2,278
Santa Ana Gas Tax Revenue Refunding Bonds,
4.00%, 1/1/21	955	955
Santa Clara Electric Revenue Refunding Bonds, Series A, Prerefunded,
6.00%, 7/1/21(4)	1,195	1,229
Santa Clarita Community College District G.O. Unlimited Bonds,
3.00%, 8/1/49	2,475	2,670
Santa Rosa High School District G.O. Unlimited Bonds, Series C, Election of 2014 (AGM Insured),
5.00%, 8/1/43	500	605
Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008, Prerefunded,
6.00%, 7/1/21(4)	2,025	2,083

NORTHERN FUNDS QUARTERLY REPORT     19    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
CALIFORNIA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.7% continued
California – 93.7%continued
Simi Valley Unified School District G.O. Unlimited Bonds, Series B,
4.00%, 8/1/48	$2,130	$2,451
Solano County Community College District G.O. Unlimited Bonds, Series D,
3.00%, 8/1/50	1,250	1,318
South Bayside Waste Management Authority Solid Waste Enterprise Revenue Refunding Bonds, Shoreway Environmental Center, Green Bonds (AGM Insured), Prerefunded,
5.00%, 9/1/32	15	20
South Bayside Waste Management Authority Solid Waste Enterprise Revenue Refunding Bonds, Shoreway Environmental Center, Green Bonds (AGM Insured), Unrefunded Balance,
5.00%, 9/1/32	485	638
Stockton Public Financing Authority Parking Revenue Refunding Bonds,
5.00%, 3/1/32	250	309
5.00%, 3/1/33	245	301
5.00%, 3/1/47	500	589
Transbay Joint Powers Authority Senior Tax Allocation Bonds, Green Bonds,
5.00%, 10/1/45	1,000	1,249
University of California General Revenue Bonds, Series A,
5.00%, 5/15/38	600	660
University of California General Revenue Bonds, Series AF, Prerefunded,
5.00%, 5/15/23(4)	430	478
University of California Revenue Refunding Bonds, Series BE,
5.00%, 5/15/41	2,500	3,328
University of California Revenue Refunding Bonds, Series O, Limited Project,
5.00%, 5/15/58	2,500	3,111
Upper Santa Clara Valley Joint Powers Authority Revenue Refunding Bonds, Series A,
4.00%, 8/1/45	1,200	1,355
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.7% continued
California – 93.7%continued
Ventura Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/27	$585	$762
5.00%, 8/1/28	620	830
Western Riverside Water & Wastewater Finance Authority Western Municipal Water District Improvement Revenue Bonds (AGC Insured),
5.13%, 9/1/29	2,000	2,007
		201,362
Total Municipal Bonds
(Cost $186,729)		201,362

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 3.6%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(7) (8)	7,795,118	$7,795
Total Investment Companies
(Cost $7,795)		7,795

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 2.3%
Los Angeles County TRANS, Series A, 4.00%, 6/30/21	$2,210	$2,252
Los Angeles TRANS, 4.00%, 6/24/21	1,000	1,019
Pasadena Variable Refunding COPS, Series A (Bank of America N.A. LOC), 0.06%, 1/13/21(1) (3) (9)	1,815	1,815
Total Short-Term Investments
(Cost $5,083)		5,086

Total Investments – 99.6%
(Cost $199,607)		214,243
Other Assets less Liabilities – 0.4%		768
NET ASSETS – 100.0%		$215,011

(1)	Maturity date represents the puttable date.
(2)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(3)	Variable rate security. Rate as of December 31, 2020 is disclosed.
(4)	Maturity date represents the prerefunded date.
(5)	When-Issued Security. Coupon rate is not in effect at December 31, 2020.
(6)	Zero coupon bond.

TAX-EXEMPT FIXED INCOME FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of December 31, 2020 is disclosed.
(9)	Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

G.O. - General Obligation

HFA - Housing Finance Authority

LOC - Letter of Credit

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
At December 31, 2020, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF INVESTMENTS
Airport	11.2%
General	16.6
General Obligation	16.7
Higher Education	7.1
School District	27.9
All other sectors less than 5%	20.5
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$201,362	$—	$201,362
Investment Companies	7,795	—	—	7,795
Short-Term Investments	—	5,086	—	5,086
Total Investments	$7,795	$206,448	$—	$214,243

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$8,041	$63,296	$63,542	$7	$7,795	7,795,118
NORTHERN FUNDS QUARTERLY REPORT     21    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 94.7%
Alabama – 1.0%
Hoover IDB Environmental Improvement Revenue Bonds (AMT), United States Steel Corp.,
5.75%, 10/1/49	$1,000	$976
Lower Alabama Gas District Gas Project Revenue Bonds, Series A,
5.00%, 9/1/46	3,000	4,484
		5,460
Arizona – 6.0%
Arizona IDA Hospital Revenue Bonds, Phoenix Children's Hospital,
3.00%, 2/1/45	375	400
Arizona State IDA Economic Development Revenue Bonds, Legacy Cares, Inc., Project,
7.75%, 7/1/50	1,500	1,536
Arizona State IDA Education Revenue Bonds, Academies of Math & Science Project,
5.63%, 7/1/48(1) (2)	2,000	2,253
Arizona State IDA Education Revenue Bonds, Candeo Schools, Inc., Project (School District Credit Program),
4.00%, 7/1/47	700	767
Arizona State IDA Education Revenue Bonds, Christian University Project,
5.63%, 10/1/49(1)	1,300	1,334
Arizona State IDA Education Revenue Bonds, Doral Academy of Nevada - Fire Mesa,
5.00%, 7/15/49	1,675	1,866
Arizona State IDA Education Revenue Bonds, Odyssey Preparatory Academy Project,
4.38%, 7/1/39	1,000	1,047
5.00%, 7/1/49	1,000	1,086
Arizona State IDA Education Revenue Refunding Bonds, Series A, Cadence Campus Project,
4.00%, 7/15/50	1,000	1,028
Glendale IDA Senior Living Facilities Revenue Bonds, Royal Oaks Inspirata Pointe Project,
5.00%, 5/15/56	1,000	1,104
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.7% continued
Arizona – 6.0%continued
La Paz County IDA Education Facility Lease Revenue Bonds, Charter School Solutions-Harmony Public Schools,
5.00%, 2/15/36	$1,400	$1,577
5.00%, 2/15/46	3,500	3,872
Maricopa County IDA Educational Facilities Revenue Bonds, Ottawa University,
5.50%, 10/1/51	1,000	1,041
Maricopa County IDA Educational Revenue Bonds, Arizona Autism Chart Schools Project,
5.00%, 7/1/50	750	828
Phoenix Civic Airport Improvement Corp. Junior Lien Airport Revenue Bonds, Airport, Series B (AMT),
4.00%, 7/1/44	2,000	2,266
5.00%, 7/1/49	1,000	1,215
Phoenix IDA Education Facility Revenue Refunding Bonds, Great Hearts Academies,
5.00%, 7/1/46	2,650	2,906
Phoenix IDA Student Housing Revenue Bonds, Downtown Phoenix Student Housing II LLC,
5.00%, 7/1/59	1,000	1,073
Salt Verde Financial Corp. Senior Gas Revenue Bonds,
5.00%, 12/1/37	3,000	4,280
Tempe IDA Revenue Bonds, Friendship Village of Tempe Project,
5.00%, 12/1/50	1,500	1,531
		33,010
California – 13.5%
Antelope Valley Healthcare District, Revenue Refunding Bonds, Series A,
5.25%, 3/1/36	1,020	1,068
California Community Housing Agency Essential Housing Revenue Bonds, Verdant at Green Valley Project,
5.00%, 8/1/49(1)	3,000	3,409
California Community Housing Agency Revenue Bonds, Series A, Annadel Apartments Project,
5.00%, 4/1/49	3,000	3,395

TAX-EXEMPT FIXED INCOME FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.7% continued
California – 13.5%continued
California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Merced County Tobacco Funding,
5.00%, 6/1/50	$500	$579
California PFA Educational Facilities Revenue Bonds, Crossroads Christian Schools Project,
5.00%, 1/1/56	500	510
California PFA Educational Facilities Revenue Bonds, Trinity Classical Academy,
5.00%, 7/1/54(1)	1,500	1,517
California School Finance Authority Educational Facilities Revenue Bonds, Series A, Kipp Socal Public School Projects,
5.00%, 7/1/49	2,000	2,478
California State Municipal Finance Authority Educational Revenue Bonds, Stream Charter School Project,
5.00%, 6/15/51	1,000	1,055
California State Municipal Finance Authority Revenue Bonds, Series A, Baptist University,
5.00%, 11/1/46	3,000	3,308
California State Municipal Finance Authority Revenue Refunding Bonds, The Master's University,
5.00%, 8/1/48	510	552
California State Municipal Finance Authority Senior Lien Revenue Bonds (AMT), LINXS APM Project,
5.00%, 12/31/43	5,000	5,906
California State Municipal Finance Authority Special Facility Revenue Bonds (AMT), United Airlines, Inc., Project,
4.00%, 7/15/29	3,000	3,257
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,
5.00%, 5/15/51	5,000	5,786
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.7% continued
California – 13.5%continued
California State Municipal Finance Authority Student Housing Revenue Bonds, Series A, Claremont Collegiate Project,
5.00%, 7/1/52(1)	$1,000	$1,098
California State Pollution Control Financing Authority Solid Waste Disposal Subordinate Green Revenue Bonds (AMT), Calplant I Project,
7.50%, 12/1/39(3)	3,000	915
California State Pollution Control Financing Authority Water Furnishing Revenue Refunding Bonds, San Diego County Water Authority,
5.00%, 11/21/45	1,000	1,186
California State School Finance Authority Charter School Revenue Bonds, Series A, Classical Academies Project,
5.00%, 10/1/50	1,000	1,141
California State School Finance Authority Charter School Revenue Refunding Bonds, Aspire Public Schools,
5.00%, 8/1/46(1) (2)	5,000	5,691
CSCDA College Housing Revenue Bonds, NCCD-Hooper Street, LLC-California College,
5.25%, 7/1/49	1,700	1,745
CSCDA Community Improvement Authority Essential Housing Revenue Bonds, Renaissance at City Center, Series A,
5.00%, 7/1/51	2,250	2,600
CSCDA Community Improvement Authority Essential Housing Revenue Bonds, Series A,
5.00%, 1/1/54	1,500	1,708
CSCDA Revenue Bonds, California Baptist University, Prerefunded,
7.25%, 11/1/21(4)	2,000	2,114
CSCDA Revenue Refunding Bonds, Series A, California Baptist University,
5.00%, 11/1/32	500	576
5.00%, 11/1/41	1,000	1,128

NORTHERN FUNDS QUARTERLY REPORT     23    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.7% continued
California – 13.5%continued
CSCDA Revenue Special Assessment Bonds,
4.00%, 9/2/50	$500	$531
CSCDA Special Tax Revenue Bonds, Community Facilities District No. 2016-02 Delta Coves,
4.00%, 9/1/50	1,000	1,061
CSCDA Student Housing Revenue Bonds, University of California, Irvine Campus,
5.00%, 5/15/42	4,050	4,543
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Refunding Bonds, Series A-1,
5.00%, 6/1/47	5,000	5,186
Hastings Campus HFA Campus Housing Revenue Bonds, Series A, Green Bonds,
5.00%, 7/1/45	2,000	2,195
Roseville Special Tax Bonds, The Ranch At Sierra Vista Community Facilities District No. 1 (Public Facilities),
4.00%, 9/1/50	150	162
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/49	4,000	4,911
Santa Paula Special Tax Bonds, Harvest Community Facilities District No. 1 Improvement,
4.00%, 9/1/50	1,000	1,065
Tobacco Securitization Authority of Southern California Tobacco Settlement Revenue Refunding Bonds, San Diego Asset Securities,
5.00%, 6/1/48	1,500	1,874
		74,250
Colorado – 3.0%
Brighton Crossing Metropolitan District No. 6 G.O. Limited Bonds, Series A,
5.00%, 12/1/50	1,000	1,018
Colorado Educational & Cultural Authority Revenue Refunding Bonds, Science Technology English & Math,
5.00%, 11/1/54	1,500	1,610
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.7% continued
Colorado – 3.0%continued
Colorado High Performance Transportation Enterprise Revenue Bonds, C-470 Express Lane,
5.00%, 12/31/56	$2,000	$2,189
Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Series A, Commonspirit Health,
5.00%, 8/1/44	5,000	6,127
Nine Mile Metropolitan District Revenue Bonds,
5.13%, 12/1/40	1,000	1,039
Prairie Center Metropolitan District No. 3 Limited Property Tax Supported Revenue Refunding Bonds, Series A,
5.00%, 12/15/41	3,000	3,143
Silver Peaks Metropolitan District No. 3 Senior Lien G.O. Limited Bonds, Series A,
5.00%, 12/1/50	500	511
STC Metropolitan District No. 2 Revenue G.O. Limited Refunding Bonds, Series A,
5.00%, 12/1/38	1,000	1,057
		16,694
Connecticut – 0.6%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series A, Mclean Issue,
5.00%, 1/1/55	500	536
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, University of Hartford,
4.00%, 7/1/49	1,500	1,550
Hamden Revenue Refunding Bonds, Whitney Center Project,
5.00%, 1/1/50	1,000	1,016
		3,102
District of Columbia – 0.7%
District of Columbia Revenue Bonds,
5.00%, 7/1/49	2,550	2,957

TAX-EXEMPT FIXED INCOME FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.7% continued
District Of Columbia – 0.7%continued
District of Columbia Revenue Bonds, Latin American Montessori Bilingual Public Charter School Issue,
5.00%, 6/1/50	$1,000	$1,142
		4,099
Florida – 7.1%
Alachua County Health Facilities Authority Revenue Bonds, Shands Teaching Hospital & Clinics,
4.00%, 12/1/49	2,000	2,286
Capital Trust Agency Air Cargo Revenue Refunding Bonds, Series A, Aero Miami FX,
5.35%, 7/1/29	2,645	2,654
Capital Trust Agency Educational Facilities Educational Facilities Revenue Bonds, Liza Jackson Preparatory School,
5.00%, 8/1/55	1,000	1,164
Capital Trust Agency Educational Facilities Educational Facilities Revenue Bonds, Pepin Academies, Inc., Project,
5.75%, 7/1/55(1)	1,000	1,071
Capital Trust Agency Educational Facilities Educational Facilities Revenue Bonds, Team Success A School of Excellence,
5.00%, 6/1/55	2,000	2,048
Capital Trust Agency Student Housing Revenue Bonds, University Bridge, LLC Student Housing Project,
5.25%, 12/1/43	3,000	3,220
Davie Educational Facilities Revenue Refunding Bonds, Nova Southeastern University Project,
5.00%, 4/1/48	2,000	2,349
Florida Development Finance Corp. Surface Transportation Facilities Revenue Refunding Bonds (AMT), Virgin Trains U.S.A. Pass,
6.38%, 1/1/26(5) (6) (7)	4,000	3,872
Florida State Development Finance Corp. Educational Facility Revenue Bonds, Pepin Academics of Pasco County, Inc., Project,
5.00%, 1/1/50(1)	1,000	1,031
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.7% continued
Florida – 7.1%continued
Florida State Development Finance Corp. Educational Facility Revenue Refunding Bonds, Renaissance Charter School,
5.00%, 9/15/50	$1,500	$1,627
Florida State Development Finance Corp. Solid Waste Disposal Revenue Bonds (AMT), Waste Pro U.S.A., Inc., Project,
5.00%, 5/1/29	1,500	1,629
Florida State Higher Educational Facilities Financial Authority Revenue Bonds, Ringling College Project,
5.00%, 3/1/42	2,000	2,236
Hillsborough County IDA Hospital Revenue Bonds, Series A, Tampa General Hospital Project,
3.50%, 8/1/55	1,000	1,080
Lake County Retirement Facility Revenue Refunding Bonds, Lakeside at Waterman Village Project,
5.75%, 8/15/55	1,000	1,068
Ocean Highway & Port Authority Florida Port Facilities Revenue Bonds (AMT), Worldwide Terminals Fenandina Project,
5.50%, 12/1/49(1)	1,500	1,489
Palm Beach County Health Facilities Authority Hospital Revenue Bonds, Baptist Health South Florida,
4.00%, 8/15/49	1,500	1,720
Palm Beach County Revenue Bonds, Palm Beach Atlantic University,
5.00%, 4/1/39(1)	1,750	1,821
Pinellas County IDA Revenue Bonds, 2017 Foundation for Global Understanding Project,
5.00%, 7/1/39	4,000	4,720
Sterling Hill Community Development District Capital Improvement Special Assessment Revenue Bonds, Series B,
5.50%, 11/1/10(3)	143	85
Venice Retirement Community Revenue Improvement Bonds, Village on the Isle Project,
5.00%, 1/1/47	1,000	1,086

NORTHERN FUNDS QUARTERLY REPORT     25    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.7% continued
Florida – 7.1%continued
Village Community Development District No. 13 Special Assessment Revenue Bonds,
3.50%, 5/1/51(1)	$1,000	$1,029
		39,285
Georgia – 1.7%
Atlanta Development Authority Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center,
6.75%, 1/1/35	3,000	1,908
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Series A,
5.00%, 5/15/49	4,000	6,030
White County Development Authority Revenue Bonds, Truett McConnell University Project,
5.25%, 10/1/49	1,500	1,532
		9,470
Guam – 0.2%
Guam Government Department of Education Revenue Refunding COPS, John F. Kennedy High School Refunding & Energy Efficiency Project,
5.00%, 2/1/40	1,000	1,048
Illinois – 6.6%
Chicago O'Hare International Airport Revenue Senior Lien General Revenue Bonds, Series B,
5.00%, 1/1/48	5,000	6,091
Chicago Waterworks Second Lien Revenue Bonds,
5.00%, 11/1/29	2,500	2,993
Illinois State Finance Authority Health Services Facilities Lease Revenue Bonds, University of Illinois Health Services,
4.00%, 10/1/50	1,480	1,633
Illinois State Finance Authority Revenue Refunding Bonds, Edward-Elmhurst Healthcare,
5.00%, 1/1/44	5,000	5,942
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.7% continued
Illinois – 6.6%continued
Illinois State Finance Authority Revenue Refunding Bonds, Friendship Village Schaumburg,
5.13%, 2/15/45	$1,500	$1,334
Illinois State Finance Authority Revenue Refunding Bonds, Illinois Institute of Technology,
5.00%, 9/1/40	2,000	2,385
Illinois State Finance Authority Revenue Refunding Bonds, Navistar International Corp.,
4.75%, 8/1/30(1) (5) (6) (7)	1,000	1,066
Illinois State Finance Authority Revenue Refunding Bonds, OSF Healthcare System,
3.00%, 5/15/50	500	520
Illinois State Finance Authority Revenue Refunding Bonds, Rosalind Franklin University,
5.00%, 8/1/42	1,100	1,256
Illinois State Finance Authority Student Housing & Academic Facilities Revenue Bonds, CHF - Chicago, LLC - University of Illinois at Chicago Project,
5.00%, 2/15/47	5,000	5,217
Illinois State G.O. Unlimited Bonds,
5.50%, 5/1/30	1,000	1,247
Illinois State G.O. Unlimited Refunding Bonds,
5.00%, 2/1/29	1,000	1,146
Illinois State Housing Development Authority Revenue Bonds, Series A (FHLMC, FNMA, GNMA Insured),
4.13%, 10/1/38	1,965	2,238
Illinois State Housing Development Authority Revenue Bonds, Series C (GNMA, FNMA, FHLMC Insured),
2.80%, 10/1/34	1,000	1,075
Metropolitan Pier & Exposition Authority Revenue Refunding Bonds, Mccormick Place Expansion Project,
5.00%, 6/15/50	1,000	1,155

TAX-EXEMPT FIXED INCOME FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.7% continued
Illinois – 6.6%continued
Upper Illinois River Valley Development Authority Revenue Refunding Bonds, Prairie Crossing Charter,
5.00%, 1/1/45	$250	$261
5.00%, 1/1/55(1)	625	647
		36,206
Indiana – 1.3%
Indiana State Finance Authority Exempt Facilities Revenue Bonds (AMT), Res Polyflow Indiana, Green Bonds,
7.00%, 3/1/39	4,000	3,935
Indiana State Finance Authority Revenue Bonds, Kipp Indianapolis Inc., Project,
5.00%, 7/1/55	510	563
Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc., Prerefunded,
8.00%, 9/1/21(4)	2,500	2,625
		7,123
Iowa – 0.8%
Iowa State Finance Authority Revenue Bonds, Series A, Lifespace Communities,
5.00%, 5/15/48	4,000	4,297
Kentucky – 1.3%
Ashland Medical Center Revenue Refunding Bonds, Ashland Hospital Corp. D/B/A King's Daughters Medical Center,
4.00%, 2/1/38	150	162
Kentucky Public Transportation Infrastructure Authority First Tier Toll Revenue Bonds, Series A, Downtown Crossing Project,
5.75%, 7/1/49	2,500	2,752
Kentucky State Economic Development Finance Authority Revenue Bonds, Owensboro Health,
5.25%, 6/1/50	2,500	2,715
Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Series A, Owensboro Health, Inc.,
5.00%, 6/1/45	1,500	1,648
		7,277
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.7% continued
Louisiana – 2.2%
Calcasieu Parish Memorial Hospital Service District Revenue Refunding Bonds, Lake Charles Memorial Hospital Project,
5.00%, 12/1/39	$4,675	$5,214
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic Foundation Project,
5.00%, 5/15/46	1,000	1,180
4.00%, 5/15/49	1,000	1,149
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Prerefunded,
5.00%, 5/15/26(4)	50	62
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Jefferson Parish Gomesa Project,
4.00%, 11/1/44	1,000	1,027
Louisiana State Public Facilities Authority Revenue Bonds, Belle Chasse Educational Foundation Project, Prerefunded,
6.75%, 5/1/21(4)	1,250	1,275
Saint James Parish Revenue Bonds, Series 2, Nustar Logistics L.P. Project,
6.35%, 7/1/40	1,000	1,251
Saint John The Baptist Parish Variable Revenue Refunding Bonds, Marathon Oil Corp. Project,
2.38%, 7/1/26(5) (6) (7)	1,000	1,041
		12,199
Maine – 1.0%
Maine State Health & Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center,
5.00%, 7/1/43	5,000	5,276
Maryland – 1.4%
Baltimore Senior Lien Special Obligation Tax Allocation Refunding Bonds, Harbor Point Project,
3.63%, 6/1/46	1,750	1,744

NORTHERN FUNDS QUARTERLY REPORT     27    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.7% continued
Maryland – 1.4%continued
Frederick County Subordinate Special Tax Obligation Revenue Bonds, Series C,
4.00%, 7/1/50	$1,000	$1,036
Maryland Economic Development Corp. Senior Student Housing Revenue Bonds, Morgan State University Project,
5.00%, 7/1/56	250	279
Maryland Economic Development Corp. Special Obligation Tax Allocation, Port Covington Project,
4.00%, 9/1/50	500	514
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Adventist Healthcare,
6.25%, 1/1/31	1,550	1,641
6.13%, 1/1/36	2,000	2,114
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Adventist Healthcare,
4.00%, 1/1/38	300	342
		7,670
Massachusetts – 1.8%
Lowell Massachusetts Collegiate Charter Revenue Bonds,
5.00%, 6/15/49	1,250	1,355
Massachusetts State Development Finance Agency Revenue Bonds, Boston Medical Center, Green Bonds,
5.00%, 7/1/44	2,000	2,240
Massachusetts State Development Finance Agency Revenue Bonds, Series A, UMASS Boston Student Housing,
5.00%, 10/1/41	5,000	5,084
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series S, Milford Regional Medical Center,
5.00%, 7/15/46	150	176
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.7% continued
Massachusetts – 1.8%continued
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Suffolk University,
5.00%, 7/1/32	$1,000	$1,192
		10,047
Michigan – 3.5%
Grand Rapids Charter Township Revenue Refunding Bonds, Porter Hills Presbyterian,
5.00%, 5/15/44	1,000	1,106
Michigan State Finance Authority Ltd. Obligation Revenue Refunding Bonds, Kettering University Project,
4.00%, 9/1/50	650	711
Michigan State Finance Authority Revenue Refunding Bonds, Senior Series B-1, Class 2,
5.00%, 6/1/49	1,000	1,215
Michigan State Finance Authority Revenue Refunding Bonds, Local Government Loan Program,
5.00%, 7/1/30	2,000	2,291
Michigan State Strategic Fund Ltd. Obligation Revenue Bonds (AMT), I-75 Improvement Project,
5.00%, 6/30/48	5,000	6,022
Michigan State Strategic Fund Ltd. Obligation Revenue Bonds, Holland Home,
5.00%, 11/15/42	2,500	2,696
Wayne County Airport Authority Revenue Bonds, Series D,
5.00%, 12/1/45	4,355	5,045
		19,086
Minnesota – 0.7%
Minneapolis Charter School Lease Revenue Bonds, Series A, Kipp North Star Project,
5.75%, 7/1/55	1,000	1,118
Saint Paul Housing & Redevelopment Authority Charter School Lease Revenue Refunding Bonds, Hmong College Preparatory Academy Project,
5.00%, 9/1/55	1,000	1,159

TAX-EXEMPT FIXED INCOME FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.7% continued
Minnesota – 0.7%continued
Wayzata Senior Housing Revenue Refunding Bonds, Folkestone Senior Living Community,
5.00%, 8/1/54	$1,500	$1,586
		3,863
Mississippi – 0.2%
Tunica County Urban Renewal Revenue Refunding Bonds, Utility Districts Project,
6.00%, 10/1/40	1,000	1,023
Missouri – 0.9%
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Wright Memorial Hospital,
5.00%, 9/1/32	1,145	1,395
5.00%, 9/1/34	1,315	1,591
Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds, Series C, Luthreran Senior Services Project,
4.00%, 2/1/48	2,000	2,098
		5,084
Nebraska – 0.5%
Central Plains Energy Project Gas Project Revenue Refunding Bonds, Series A, Project No. 3,
5.00%, 9/1/42	2,000	2,928
Nevada – 0.2%
Las Vegas Special Improvement District No. 814 Summerlin Village 21 & 24A Special Assessment Bonds,
4.00%, 6/1/49	550	570
Las Vegas Special Improvement District No. 815 Special Assessment Bonds,
5.00%, 12/1/49	250	275
		845
New Hampshire – 0.1%
National Finance Authority Revenue Refunding Bonds, Series B (AMT), Green Bonds,
3.75%, 7/2/40(1) (5) (6) (7)	600	607
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.7% continued
New Jersey – 3.4%
New Jersey State EDA Revenue Bonds, Provident Group Rowan Properties LLC,
5.00%, 1/1/48	$1,000	$1,014
New Jersey State EDA Revenue School Facilities Construction Revenue Bonds,
4.00%, 6/15/49	2,250	2,478
New Jersey State EDA Special Facility Revenue Bonds (AMT), Continental Airlines, Inc., Project,
5.63%, 11/15/30	2,000	2,182
New Jersey State Educational Facilities Authority Revenue Bonds, Series A, Green Bonds,
3.00%, 7/1/50	750	765
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series AA,
4.00%, 6/15/50	500	555
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series AA, Transportation Program,
5.00%, 6/15/45	2,250	2,504
South Jersey Transportation Authority Transportation System Revenue Bonds, Series A,
4.00%, 11/1/50	500	569
Tobacco Settlement Financing Corp. Revenue Refunding Bonds, Series A,
5.00%, 6/1/46	7,070	8,485
		18,552
New Mexico – 1.0%
Farmington PCR Refunding Bonds, Public Service Company of New Mexico San Juan,
1.15%, 6/1/24(5) (6) (7)	1,000	1,020
Los Ranchos de Albuquerque Educational Facilities Revenue Refunding Bonds, Albuquerque Academy Project,
4.00%, 9/1/40	1,000	1,158

NORTHERN FUNDS QUARTERLY REPORT     29    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.7% continued
New Mexico – 1.0%continued
New Mexico Hospital Equipment Loan Council First Mortgage Revenue Bonds, La Vida Expansion Project,
5.00%, 7/1/49	$3,000	$3,287
		5,465
New York – 5.3%
Build NYC Resource Corp. Revenue Bonds, New Dawn Charter Schools Project,
5.75%, 2/1/49	1,000	1,072
Dutchess County Local Development Corp. Revenue Refunding Bonds, Series A, Bard College Project,
5.00%, 7/1/51	1,000	1,093
Metropolitan Transportation Authority Revenue Bonds, Series C-1, Green Bonds,
5.00%, 11/15/50	1,000	1,191
Metropolitan Transportation Authority Revenue Refunding Bonds, Climate Bond Certified,
4.00%, 11/15/45	1,000	1,108
New York State Transportation Development Corp. Special Facilities Revenue Bonds (AMT), Delta Air Lines, Inc., Laguardia Airport Terminals,
5.00%, 1/1/34	5,000	5,871
New York State Transportation Development Corp. Special Facilities Revenue Bonds (AMT), LaGuardia Airport Terminal B Redevelopment,
5.00%, 7/1/46	5,000	5,467
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds (AMT), John F. Kennedy International Airport,
5.25%, 8/1/31	1,000	1,129
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds, Terminal 4 John F. Kennedy International Airport,
4.00%, 12/1/42	1,250	1,471
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.7% continued
New York – 5.3%continued
New York State Urban Development Corp. Revenue Refunding Bonds, State Personal Income Tax,
5.00%, 3/15/50	$4,195	$5,372
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 220 (AMT),
4.00%, 11/1/59	1,500	1,707
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 221 (AMT),
4.00%, 7/15/60	2,000	2,296
Yonkers Economic Development Corp. Educational Revenue Bonds, Charter School Educational Excellence Project,
5.00%, 10/15/49	1,155	1,285
		29,062
North Carolina – 0.5%
North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, Series A, Sharon Towers,
5.00%, 7/1/49	600	649
North Carolina Turnpike Authority Triangle Expressway System Revenue BANS,
5.00%, 1/1/49	1,500	1,836
		2,485
Ohio – 3.6%
Buckeye Tobacco Settlement Financing Authority Revenue Refunding Bonds, Series B-2, Senior Class 2,
5.00%, 6/1/55	5,000	5,656
Franklin County Health Care Facilities Revenue Refunding Bonds, Wesley Communities Obligated Group Project,
5.25%, 11/15/55	1,000	1,101
Marion County Health Care Facilities Revenue Refunding Bonds, United Church Homes, Inc.,
5.13%, 12/1/49	1,000	1,096

TAX-EXEMPT FIXED INCOME FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.7% continued
Ohio – 3.6%continued
Ohio State Air Quality Development Authority Exempt Facilities Revenue Bonds (AMT),
5.00%, 7/1/49(1)	$2,000	$2,199
Ohio State Air Quality Development Authority Exempt Facilities Revenue Bonds (AMT), Pratt Paper LLC Project,
4.50%, 1/15/48	2,000	2,224
Ohio State Higher Educational Facility Revenue Refunding Bonds, Judson Obligated Group,
5.00%, 12/1/50	1,000	1,102
Southern Port Exempt Facility Revenue Bonds, Series A (AMT), Pure Cycle Project,
7.00%, 12/1/42	2,000	2,114
Toledo-Lucas County Port Authority Facilities Revenue Refunding Bonds, CSX Transportation, Inc., Project,
6.45%, 12/15/21(8)	4,000	4,208
		19,700
Oklahoma – 2.3%
Norman Regional Hospital Authority Revenue Bonds, Norman Regional Hospital Authority,
4.00%, 9/1/45	5,000	5,518
Oklahoma State Development Finance Authority Revenue Refunding Bonds (AMT), Gilcrease Expressway West Project,
1.63%, 7/6/23	5,000	5,004
Oklahoma State Development Finance Authority Revenue Refunding Bonds, Oklahoma City University Project,
5.00%, 8/1/49	2,000	2,251
		12,773
Pennsylvania – 4.8%
Berks County Municipal Authority University Revenue Bonds, Alvernia University Project,
5.00%, 10/1/49	1,000	1,029
Franklin County IDA Revenue Bonds, Menno-Haven, Inc., Project,
5.00%, 12/1/54	1,000	1,058
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.7% continued
Pennsylvania – 4.8%continued
Lancaster County Hospital Authority Revenue Refunding Bonds, Saint Anne's Retirement Community Inc., Project,
5.00%, 3/1/40	$500	$537
5.00%, 3/1/50	500	530
Mercer County IDA College Revenue Refunding Bonds, Thiel College Project,
6.13%, 10/1/50	1,000	1,029
Northampton County IDA Revenue Refunding Bonds, Morningstar Senior,
5.00%, 11/1/49	1,000	1,048
Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Revenue Bonds (AMT), Carbonlite LLC Project,
5.75%, 6/1/36(1)	2,000	2,021
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Shippensburg University, Prerefunded,
6.25%, 10/1/21(4)	2,000	2,089
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds, Series A-1,
5.00%, 12/1/46	3,000	3,518
Philadelphia Authority For Industrial Development Revenue Bonds, Alliance for Progress Charter,
5.00%, 6/15/39	920	979
5.00%, 6/15/49	1,385	1,458
Philadelphia Authority For Industrial Development University of the Arts Revenue Refunding Bonds,
5.00%, 3/15/45	5,000	5,230
Philadelphia Authority For Industrial Development University of the Arts Revenue Refunding Bonds, Independence Charter School West Project,
5.00%, 6/15/50	1,350	1,429
Philadelphia Water & Wastewater Revenue Bonds, Series A,
5.00%, 7/1/45	4,000	4,488
		26,443

NORTHERN FUNDS QUARTERLY REPORT     31    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.7% continued
Puerto Rico – 0.6%
Puerto Rico Sales Tax Financing Corp., Restructured TRB, Series A-1,
4.75%, 7/1/53	$3,000	$3,297
Rhode Island – 1.4%
Tobacco Settlement Financing Corp. Revenue Refunding Bonds, Series A,
5.00%, 6/1/40	7,000	7,698
South Carolina – 0.7%
Berkeley County Assessment Revenue Special Assessment Bonds, Nexton Improvement District,
4.38%, 11/1/49	1,000	1,075
South Carolina State Jobs-EDA Economic Development Revenue Bonds, Hilton Head Christian Academy,
5.00%, 1/1/55	1,500	1,434
South Carolina State Jobs-EDA Economic Development Revenue Bonds, Series 2019A, Bishop Gadsden Episcopal Retirement Community,
5.00%, 4/1/54	1,000	1,104
		3,613
Tennessee – 0.7%
Johnson City Health & Educational Facilities Board Revenue Refunding Bonds, Appalachian Christian Village,
5.00%, 2/15/43(3)	1,500	1,402
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Lipscomb University Project,
4.00%, 10/1/49	1,000	1,032
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Trevecca Nazarene University,
5.00%, 10/1/48	1,115	1,229
		3,663
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.7% continued
Texas – 6.3%
Arlington Higher Education Finance Corp. Revenue Bonds, Basis Texas Charter Schools, Inc.,
4.00%, 6/15/50	$1,000	$1,004
Austin Convention Enterprises, Inc., Convention Center Revenue Refunding Bonds, First Tier,
5.00%, 1/1/34	1,995	2,084
Board of Managers Joint Guadalupe County-City of Seguin Hospital Mortgage Revenue Refunding Bonds,
5.00%, 12/1/40	1,500	1,601
5.00%, 12/1/45	2,000	2,094
Brazoria County Industrial Development Corp. Solid Waste Disposal Facilities Revenue Bonds (AMT), Gladieux Metals Recycling,
7.00%, 3/1/39	300	322
Brazoria County Industrial Development Corp. Solid Waste Disposal Facilities Subordinate Revenue Bonds (AMT), Gladieux Metals Recycling,
8.50%, 3/1/39	2,000	1,972
Love Field Airport Modernization Corp. Special Facilities Revenue Bonds, Southwest Airlines Company Project,
5.25%, 11/1/40	3,000	3,012
Mission Economic Development Corp. Senior Lien Revenue Refunding Bonds (AMT), Natgasoline,
4.63%, 10/1/31	2,000	2,126
New Hope Cultural Education Facilities Finance Corp. Retirement Facility Revenue Bonds, Morningside Ministries Project,
5.00%, 1/1/55	1,000	1,044
New Hope Cultural Education Facilities Finance Corp. Retirement Facility Revenue Bonds, Presbyterian Village North Project,
5.25%, 10/1/55	1,000	1,047
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue Bonds, CHF-Collegiate Housing San Antonio,
5.00%, 4/1/48	3,000	3,011

TAX-EXEMPT FIXED INCOME FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.7% continued
Texas – 6.3%continued
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue Bonds, Series A, Blinn College Project,
5.00%, 7/1/57	$1,000	$1,013
San Antonio Electric & Gas Junior Lien Revenue Bonds,
5.00%, 2/1/43	2,500	2,748
Tarrant County Cultural Educational Facilities Finance Corp. Retirement Facilities Revenue Bonds, Series B, Buckner Retirement Services,
5.00%, 11/15/46	4,000	4,512
Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds (AMT), Segment 3C Project,
5.00%, 6/30/58	1,500	1,797
Texas State Private Activity Bond Surface Transportation Corp. Revenue Refunding Bonds, LBJ Infrastructure Group,
4.00%, 6/30/40	500	585
Texas State Private Activity Bond Surface Transportation Corp. Senior Lien Revenue Bonds (AMT), Blueridge Transportation,
5.00%, 12/31/40	2,750	3,072
5.00%, 12/31/45	1,250	1,384
		34,428
Utah – 0.5%
Mida Mountain Village Public Infrastructure District Special Assessment Revenue Bonds, Series A,
5.00%, 8/1/50	1,000	1,059
Utah Infrastructure Agency Tax-Exempt Telecommunications Revenue Bonds,
4.00%, 10/15/42	1,000	1,080
Utah State Charter School Finance Authority Charter School Revenue Bonds, Mountain West Montessori Academy,
5.00%, 6/15/49	825	883
		3,022
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.7% continued
Vermont – 0.3%
University of Vermont & State Agricultural College Revenue Refunding Bonds, Series B,
5.00%, 10/1/36	$1,000	$1,451
Virginia – 1.1%
Virginia Small Business Financing Authority Private Activity Senior Revenue Bonds (AMT), Transform 66-P3 Project,
5.00%, 12/31/49	1,000	1,165
Virginia State College Building Authority Educational Facilities Revenue Bonds, Marymount University Project, Green Bonds,
5.25%, 7/1/35	270	287
5.00%, 7/1/45	2,515	2,612
Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), Express Lanes LLC,
5.00%, 1/1/40	1,000	1,038
Virginia State Small Business Financing Authority Solid Waste Disposal Facilities Revenue Bonds (AMT), Covanta Project,
5.00%, 7/1/38(5) (6) (7)	1,000	1,036
		6,138
Washington – 2.1%
Seattle Municipal Light & Power Revenue Bonds, Series A, Green Bonds,
4.00%, 7/1/50	5,000	5,997
Washington State Higher Education Facilities Authority Revenue Bonds, Whitworth University Project,
4.00%, 10/1/49	2,250	2,330
Washington State Housing Finance Commission Revenue Bonds, Rockwood Retirement Communities Project,
5.00%, 1/1/55	2,000	2,021
Washington State Housing Finance Commission Revenue Bonds, Series A, Transforming Age Project,
5.00%, 1/1/55	1,000	1,074
		11,422

NORTHERN FUNDS QUARTERLY REPORT     33    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.7% continued
West Virginia – 0.8%
West Virginia State EDA Solid Waste Disposal Facilities Variable Revenue Bonds (AMT), Senior-Arch Resources,
5.00%, 7/1/25(5) (6) (7)	$1,000	$1,038
West Virginia State Hospital Finance Authority, Revenue Refunding Bonds, Cabell Huntington Hospital,
5.00%, 1/1/43	3,000	3,598
		4,636
Wisconsin – 2.4%
PFA Charter School Revenue Bonds, Freedom Classical Academy, Inc.,
5.00%, 1/1/56(1)	1,000	1,034
PFA Charter School Revenue Bonds, Series A, Eno River Project,
5.00%, 6/15/54(1)	1,375	1,514
PFA Education Revenue Bonds, North Carolina Leadership Academy,
5.00%, 6/15/49(1)	520	546
PFA Educational Facilities Revenue Bonds, Charter Day School, Inc., Project,
5.00%, 12/1/55	1,530	1,688
PFA Educational Facilities Revenue Bonds, Series A, Kipp Charlotte, Inc.,
5.00%, 10/15/50(1)	1,000	1,084
PFA Retirement Facilities First Mortgage Revenue Bonds, Series A,
5.25%, 3/1/55(1)	1,000	1,101
PFA Retirement Facilities Revenue Refunding Bonds, Friend's Homes,
5.00%, 9/1/54	1,500	1,664
PFA Revenue Refunding Bonds, Ultimate Medical Academy,
5.00%, 10/1/34	1,000	1,103
PFA Senior Revenue Bonds, Wonderful Foundations Charter School Portfolio Projects,
5.00%, 1/1/55	1,500	1,529
PFA Student Housing Revenue Bonds, NC A&T Real Estate Foundation, LLC Project,
5.00%, 6/1/49	1,000	1,085
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.7% continued
Wisconsin – 2.4%continued
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, St. Camillus Health System,
5.00%, 11/1/54	$1,000	$1,043
		13,391
Wyoming – 0.6%
Campbell County Solid Waste Facilities Revenue Refunding Bonds, Basin Electric Power Cooperative,
3.63%, 7/15/39	3,000	3,290
Total Municipal Bonds
(Cost $497,026)		520,478

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 3.6%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(9) (10)	19,689,379	$19,689
Total Investment Companies
(Cost $19,689)		19,689

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.6%
Calhoun County Navigation IDA Facility Revenue Notes (AMT), Max Midstream Texas, LLC Project, 7.00%, 7/27/21(6) (7)	$3,000	$2,999
	Total Short-Term Investments
	(Cost $3,000)	2,999

	Total Investments – 98.9%
	(Cost $519,715)	543,166
	Other Assets less Liabilities – 1.1%	6,170
	NET ASSETS – 100.0%	$549,336

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At December 31, 2020, the value of these restricted illiquid securities amounted to approximately $7,944,000 or 1.4% of net assets. Additional information on these restricted illiquid securities is as follows:

TAX-EXEMPT FIXED INCOME FUNDS    34    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Arizona State IDA Education Revenue Bonds, Academies of Math & Science Project, 5.63%, 7/1/48	11/8/18	$1,993
California State School Finance Authority Charter School Revenue Refunding Bonds, Aspire Public Schools, 5.00%, 8/1/46	2/4/16-3/8/17	5,182

(3)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(4)	Maturity date represents the prerefunded date.
(5)	Maturity date represents the puttable date.
(6)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(7)	Variable rate security. Rate as of December 31, 2020 is disclosed.
(8)	Security has converted to a fixed rate as of December 15, 1999, and will continue at a fixed rate going forward.
(9)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(10)	7-day current yield as of December 31, 2020 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT - Alternative Minimum Tax

BANS - Bond Anticipation Notes

COPS - Certificates of Participation

CSCDA - California Statewide Communities Development Authority

EDA - Economic Development Authority

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

HFA - Housing Finance Authority

IDA - Industrial Development Authority

IDB - Industrial Development Board

PCR - Pollution Control Revenue

PFA - Public Finance Authority

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
At December 31, 2020, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF INVESTMENTS
Airport	5.1%
Development	14.1
Education	12.7
General	10.0
Higher Education	7.6
Housing	7.4
Medical	12.0
Nursing Home	7.6
Tobacco Settlement	5.7
Transportation	6.5
All other sectors less than 5%	11.3
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$520,478	$—	$520,478
Investment Companies	19,689	—	—	19,689
Short-Term Investments	—	2,999	—	2,999
Total Investments	$19,689	$523,477	$—	$543,166

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$20,009	$151,240	$151,560	$9	$19,689	19,689,379
NORTHERN FUNDS QUARTERLY REPORT     35    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 0.0%
Health Care Facilities & Services – 0.0%
Bon Secours Mercy Health, Inc.,
3.46%, 6/1/30	$500	$568
Total Corporate Bonds
(Cost $500)		568

MUNICIPAL BONDS – 86.6%
Alabama – 1.4%
Alabama State Public School & College Authority Revenue Refunding Bonds, Series A, Social Bonds,
5.00%, 11/1/33	3,000	4,121
5.00%, 11/1/39	18,550	24,978
Black Belt Energy Gas District Alabama Gas Supply Revenue Bonds, Series A,
4.00%, 7/1/22(1) (2) (3)	5,000	5,251
South East Alabama State Gas Supply District Gas Supply Revenue Bonds, Series A, Project No. 2,
4.00%, 6/1/24(1) (2) (3)	7,500	8,326
		42,676
Alaska – 0.9%
Alaska State G.O. Unlimited Bonds, Series A,
5.00%, 8/1/32	4,290	5,825
Alaska State Housing Finance Corp. Mortgage Revenue Refunding Bonds, General Mortgage Revenue Bond,
5.00%, 6/1/33	2,500	3,208
Alaska State Housing Finance Corp. Revenue Refunding Bonds, Series A,
5.00%, 6/1/30	5,000	6,182
Alaska State Housing Finance Corp. Revenue Refunding Bonds, State Capital Project Bond,
4.00%, 6/1/36	5,000	5,558
Anchorage Electric Utility Senior Lien Revenue Refunding Bonds, Series A,
5.00%, 12/1/41	5,000	5,908
		26,681
Arizona – 2.9%
Arizona Board of Regents State University System Revenue Bonds, Series B, Green Bonds,
5.00%, 7/1/42	1,000	1,198
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.6% continued
Arizona – 2.9%continued
Arizona State Transportation Board Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/25	$10,000	$11,658
Arizona State Transportation Board Highway Revenue Refunding Bonds,
5.00%, 7/1/28	12,000	13,890
Arizona State University Revenue Bonds, Series A, Green Bonds,
5.00%, 7/1/41	10,995	14,198
Chandler Excise TRB,
5.00%, 7/1/27	5,000	5,572
Maricopa County High School District No. 210 Phoenix G.O. Unlimited Bonds, School Improvement Project of 2011 & 2017,
5.00%, 7/1/35	1,775	2,202
Maricopa County IDA Educational Facilities Revenue Bonds, Creighton University Project,
5.00%, 7/1/47	1,500	1,848
Maricopa County IDA Revenue Bonds, Series B, Banner Health,
5.00%, 10/18/22(1) (2) (3)	500	540
Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group,
4.00%, 1/1/36	180	207
Maricopa County Special Health Care District G.O. Unlimited Bonds,
4.00%, 7/1/38	2,500	2,891
Maricopa County Unified School District No. 4 Mesa G.O. Unlimited Bonds, Series C, School Improvement Project of 2018,
5.00%, 7/1/29	2,910	3,902
Maricopa County Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, Series C, School Improvement Project of 2015,
5.00%, 7/1/26	1,500	1,878
Phoenix Civic Airport Improvement Corp. Junior Lien Airport Revenue Bonds,
4.00%, 7/1/44	2,000	2,313

TAX-EXEMPT FIXED INCOME FUNDS    36    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.6% continued
Arizona – 2.9%continued
Phoenix Civic Improvement Corp. District Convertible Revenue CABS, Series B, Civic Plaza (NATL Insured),
5.50%, 7/1/38	$2,500	$3,901
Phoenix Civic Improvement Corp. Wastewater System Junior Lien Revenue Refunding Bonds,
5.00%, 7/1/30	2,000	2,478
Salt River Project Agricultural Improvement & Power District Electric Revenue Refunding Bonds, Series A,
5.00%, 12/1/23	10,000	10,435
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A,
5.00%, 12/1/35	5,000	5,934
Scottsdale Taxable G.O. Unlimited Refunding Bonds,
0.61%, 7/1/25	3,000	3,016
		88,061
California – 9.3%
Bay Area Toll Authority Toll Bridge Revenue Bonds, Prerefunded,
5.00%, 4/1/22(4)	1,145	1,214
Berkeley TRANS,
1.75%, 7/27/21	5,000	5,047
Burbank Unified School District G.O. Unlimited Convertible CABS, Series A,
(Step to 5.00% on 8/1/23), 0.82%, 8/1/34(5)	3,500	3,705
California HFA Municipal Certificates Revenue Bonds, Series 2, Class A,
4.00%, 3/20/33	1,970	2,220
California State Department of Water Resources Central Valley Project Revenue Bonds, Series BA, Water System,
5.00%, 12/1/32	2,000	2,690
California State Department of Water Resources Central Valley Project Water System Revenue Bonds, Series AM,
5.00%, 12/1/25	1,000	1,117
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.6% continued
California – 9.3%continued
California State Earthquake Authority Taxable Revenue Bonds, Series B,
1.48%, 7/1/23	$3,000	$3,021
California State Educational Facilities Authority Revenue Bonds, Series V-1, Stanford University,
5.00%, 5/1/49	3,500	5,749
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	80	80
California State G.O. Unlimited Refunding Bonds,
5.00%, 11/1/29	27,360	37,418
5.00%, 11/1/30	12,500	17,444
California State G.O. Unlimited Refunding Bonds, Bid Group B,
5.00%, 11/1/29	9,365	12,808
California State G.O. Unlimited Various Purpose Refunding Bonds,
5.00%, 4/1/31	1,555	2,188
5.00%, 4/1/33	24,000	30,094
4.00%, 3/1/37	1,000	1,235
California State Health Facilities Financing Authority Revenue Refunding Bonds, Series A, CommonSpirit Health,
4.00%, 4/1/36	2,000	2,395
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,
5.00%, 5/15/36	6,130	7,280
5.00%, 5/15/37	3,440	4,074
California State Public Works Board Lease Revenue Refunding Bonds, Various Capital Projects,
5.00%, 11/1/23	1,615	1,832
California State Taxable G.O. Unlimited Bonds,
3.50%, 4/1/28	6,750	7,876
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 10/1/22	5,000	5,422

NORTHERN FUNDS QUARTERLY REPORT     37    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.6% continued
California – 9.3%continued
Carlsbad Unified School District G.O. Unlimited Convertible CABS, Series C, Election,
(Step to 6.63% on 8/1/26), 2.59%, 8/1/35(5)	$11,850	$14,792
CSCDA Student Housing Revenue Refunding Bonds, CHF-Irvine, LLC,
5.00%, 5/15/29	1,250	1,432
Cupertino Union School District Crossover G.O. Unlimited Refunding Bonds, Series A, Prerefunded,
5.00%, 8/1/23(4)	435	489
Glendale Electric Works Revenue Bonds,
5.00%, 2/1/43	5,000	5,468
Long Beach Harbor Revenue Bonds, Series A,
5.00%, 5/15/37	1,000	1,273
Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/30	10,000	11,712
5.00%, 8/1/31	1,310	1,534
Los Angeles County Metropolitan Transportation Authority Proposition Sales Tax Revenue Refunding Bonds, Senior First Tier,
5.00%, 7/1/21	2,200	2,252
Los Angeles Department of Airports Airport Revenue Refunding Bonds, Senior Series B,
5.00%, 5/15/33	3,500	4,732
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,
5.00%, 5/15/35	600	713
Los Angeles Department of Airports Subordinate Revenue Bonds, Series C (AMT),
5.00%, 5/15/35	10,000	12,323
Los Angeles Department of Water & Power System Revenue Bonds, Series D,
5.00%, 7/1/39	2,500	2,880
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.6% continued
California – 9.3%continued
Los Angeles Unified School District G.O. Unlimited Bonds, Series C,
4.00%, 7/1/31	$1,500	$1,908
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/31	5,000	6,862
Northern Energy Authority Commodity Supply Revenue Bonds, Series A,
4.00%, 7/1/24(1) (2) (3)	7,500	8,359
Novato Unified School District G.O. Unlimited Bonds, Series C, Election of 2016,
3.00%, 8/1/35	2,000	2,297
2.38%, 8/1/45	1,000	1,018
Palomar Community College District G.O. Unlimited Convertible CABS, Election,
(Step to 6.38% on 8/1/30), 0.72%, 8/1/45(5)	5,000	5,539
Pasadena Community College District G.O. Unlimited Refunding Bonds,
4.00%, 8/1/27	1,000	1,236
Riverside & Bernardino Counties College District, G.O. Unlimited Bonds, Election of 2004, Series E,
0.00%, 8/1/36(6)	5,855	3,184
Riverside Sewer Revenue Refunding Bonds, Series A,
5.00%, 8/1/37	3,260	4,201
Sacramento County Airport System Revenue Refunding Bonds, Series C (AMT),
5.00%, 7/1/35	6,000	7,369
San Francisco California City & County Airport Commission International Revenue Refunding Bonds, Series H (AMT),
5.00%, 5/1/27	5,000	6,286
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/35	3,500	4,439
5.00%, 5/1/38	1,500	1,886

TAX-EXEMPT FIXED INCOME FUNDS    38    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.6% continued
California – 9.3%continued
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E (AMT),
5.00%, 5/1/39	$2,355	$2,954
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series D, Unrefunded Balance,
5.00%, 5/1/26	405	411
San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds,
4.00%, 11/1/33	2,500	2,819
San Jose Unified School District Santa Clara County G.O. Unlimited Refunding Bonds,
5.00%, 8/1/29	1,685	1,884
San Mateo Union High School District G.O. Unlimited Convertible CABS, Election 2010,
(Step to 6.70% on 9/1/28), (0.03%), 9/1/41(5)	5,000	5,916
Santa Clara Valley Water District COPS, Series C,
5.00%, 6/1/24	650	757
University of California Taxable Revenue Bonds, Series BG,
0.88%, 5/15/25	2,500	2,536
		286,370
Colorado – 2.5%
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding),
5.25%, 12/1/40	4,775	5,886
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding), Prerefunded,
5.25%, 12/1/26(4)	225	289
Arvada Sales & Use TRB,
5.00%, 12/1/31	3,000	3,949
Colorado Springs Utilities Revenue Bonds, Series A-4,
5.00%, 11/15/43	6,500	8,273
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.6% continued
Colorado – 2.5%continued
Colorado State COPS ,Series A,
4.00%, 12/15/36	$10,000	$11,944
Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Adventhealth Obligated Group,
5.00%, 11/15/37	1,000	1,293
Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Adventist Health System Sunbelt,
4.00%, 11/15/41	1,000	1,115
Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Series A, Commonspirit Health,
5.00%, 8/1/34	1,000	1,272
5.00%, 8/1/35	3,560	4,519
4.00%, 8/1/49	2,000	2,254
Colorado State School of Mines Institutional Enterprise Revenue Bonds, Series B,
5.00%, 12/1/42	1,000	1,195
Denver City & County Airport System Subordinate Revenue Bonds, Series B,
5.25%, 11/15/28	1,500	1,684
5.25%, 11/15/29	1,740	1,948
Denver City & County Airport System Subordinate Revenue Refunding Bonds (AMT), Series A,
5.00%, 12/1/43	3,000	3,622
Denver City & County Airport System Subordinate Revenue Refunding Bonds, Series B,
5.00%, 12/1/43	5,000	6,168
Denver City & County Dedicated TRB, Series A-1,
5.00%, 8/1/48	2,750	3,251
Denver City & County School District No. 1 COPS, Series B,
5.25%, 12/1/40	5,000	5,036
Denver City & County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (NATL State Aid Withholding),
5.50%, 12/1/22	5,000	5,509

NORTHERN FUNDS QUARTERLY REPORT     39    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.6% continued
Colorado – 2.5%continued
Garfield County School District No. Re-2 G.O. Unlimited Refunding Bonds (State Aid Withholding),
5.00%, 12/1/23	$1,000	$1,138
Longmont Open Space Sales & Use Tax Revenue Refunding Bonds (AGM Insured),
3.25%, 11/15/34	2,295	2,553
Regional Transportation District Private Activity Revenue Refunding Bonds, Denver Transit Partners,
4.00%, 1/15/33	900	1,095
University of Colorado Enterprise Revenue Bonds, Series A, Prerefunded,
5.00%, 6/1/23(4)	1,000	1,116
		75,109
Connecticut – 1.3%
Connecticut State G.O. Unlimited Bonds, Series 2021 A,
1/15/34(7)	5,000	5,648
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series C-2, Yale University,
5.00%, 2/1/23(1) (2) (3)	5,000	5,493
Connecticut State Special Tax Obligation Revenue Bonds, Series B,
5.00%, 10/1/31	5,000	6,458
5.00%, 10/1/35	5,000	6,358
Connecticut State Special Tax Obligation Transportation Revenue Refunding Bonds, Series B,
3.00%, 12/1/22	1,725	1,768
University of Connecticut Revenue Bonds, Series A,
5.00%, 2/15/36	4,000	5,241
5.25%, 11/15/47	8,000	10,057
		41,023
Delaware – 0.1%
Delaware State Transportation Authority GARVEE Refunding Bonds,
5.00%, 9/1/31	1,500	2,030
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.6% continued
District of Columbia – 1.4%
District of Columbia G.O. Unlimited Bonds, Series C,
5.00%, 6/1/34	$2,500	$2,867
District of Columbia Housing Finance Agency MFH Revenue Bonds, The Strand Residences Project,
1.45%, 8/1/22(1) (2) (3)	2,500	2,539
District of Columbia Income Tax Secured Revenue Refunding Bonds, Series C,
3.00%, 10/1/29	5,000	5,951
District of Columbia Water & Sewer Authority Public Utility Subordinate Lien Multimodal Variable Revenue Bonds, Series C,
1.75%, 10/1/24(1) (2) (3)	5,000	5,235
District of Columbia Water & Sewer Authority Public Utility Subordinate Lien Revenue Refunding Bonds, Series C,
5.00%, 10/1/39	5,000	5,778
Metropolitan Washington Airports Authority System Revenue Bonds, Series C (AMT),
5.00%, 10/1/26	2,000	2,064
Metropolitan Washington Airports Authority System Revenue Refunding Bonds (AMT),
5.00%, 10/1/26	2,500	3,107
5.00%, 10/1/30	2,630	3,281
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/28	5,510	6,008
Washington Metropolitan Area Transit Authority Dedicated Revenue Bonds, Series A,
4.00%, 7/15/40	1,185	1,439
Washington Metropolitan Area Transit Authority Gross Revenue Bonds,
5.00%, 7/1/38	3,000	3,684
5.00%, 7/1/43	2,000	2,428
		44,381

TAX-EXEMPT FIXED INCOME FUNDS    40    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.6% continued
Florida – 4.4%
Broward County Airport System Revenue Bonds (AMT),
5.00%, 10/1/37	$1,500	$1,806
Broward County Airport System Revenue Bonds, Series A (AMT),
5.00%, 10/1/30	2,000	2,579
Broward County Airport System Revenue Bonds, Series C, Prerefunded,
5.25%, 10/1/23(4)	6,185	7,032
Broward County Airport System Revenue Bonds, Series Q-1, Prerefunded,
5.00%, 10/1/22(4)	1,295	1,404
Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured), Prerefunded,
5.00%, 9/1/21(4)	1,340	1,382
Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured), Unrefunded Balance,
5.00%, 9/1/24	330	339
5.00%, 9/1/25	330	339
Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT), Prerefunded,
5.00%, 9/1/21(4)	1,665	1,716
Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT), Unrefunded Balance,
5.00%, 9/1/23	835	855
Broward County School District G.O. Unlimited Bonds,
5.00%, 7/1/35	6,180	7,889
Central Florida Expressway Authority Senior Lien Revenue Refunding Bonds, Series B,
4.00%, 7/1/35	6,500	7,398
Davie Educational Facilities Revenue Refunding Bonds, Nova Southeastern University Project,
5.00%, 4/1/48	2,000	2,349
Florida State Atlantic University Finance Corp. Capital Improvement Revenue Refunding Bonds, Series A,
5.00%, 7/1/27	2,000	2,450
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.6% continued
Florida – 4.4%continued
Florida State Department Transportation G.O. Unlimited Refunding Bonds,
3.00%, 7/1/30	$5,000	$5,161
Florida State Municipal Power Agency Revenue Refunding Bonds, Series A,
5.00%, 10/1/31	1,000	1,228
Florida State Ports Financing Commission Revenue Refunding Bonds, Series B (AMT), State Transportation Trust Fund,
5.38%, 10/1/29	3,395	3,514
Florida State Turnpike Authority Revenue Bonds, Series C, Department of Transportation,
4.50%, 7/1/43	5,000	5,424
Hillsborough County Aviation Authority Customer Facilities Charge Revenue Bonds, Series A, Tampa International Airport,
5.00%, 10/1/44	2,500	2,765
Hillsborough County Aviation Authority Subordinate Revenue Bonds, Series B, Tampa International Airport,
5.00%, 10/1/44	4,000	4,494
Hillsborough County IDA Hospital Revenue Bonds, Series A, Tampa General Hospital Project,
4.00%, 8/1/45	3,000	3,471
Jacksonville Sales Tax Revenue Refunding Bonds,
5.00%, 10/1/30	5,500	5,908
Jacksonville Special Revenue Refunding Bonds, Series A,
5.00%, 10/1/34	3,220	4,369
Lee County School Board Refunding COPS,
5.00%, 8/1/22	800	860
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/27	1,320	1,520
Miami-Dade County Aviation Revenue Refunding Bonds, Series B,
5.00%, 10/1/37	650	738
Miami-Dade County Aviation Taxable Revenue Refunding Bonds, Series B,
1.23%, 10/1/25	1,500	1,513

NORTHERN FUNDS QUARTERLY REPORT     41    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.6% continued
Florida – 4.4%continued
Miami-Dade County G.O. Unlimited Bonds, Public Health Trust Program,
3.38%, 7/1/36	$1,510	$1,700
Miami-Dade County School Board COPS, Series A,
5.00%, 5/1/32	5,000	5,485
Miami-Dade County Special Obligation Subordinate Taxable Revenue Refunding Bonds, Series 2,
10/1/25(7)	500	507
Miami-Dade County Transit System Sales Surtax Revenue Bonds, Series A,
4.00%, 7/1/44	1,500	1,797
4.00%, 7/1/47	5,000	5,951
Miami-Dade County Transit System Sales Surtax Revenue Refunding Bonds, Series B,
0.90%, 7/1/25	5,000	5,042
Miami-Dade County Water & Sewer System Revenue Refunding Bonds, Series B (AGM Insured),
5.25%, 10/1/22	2,500	2,722
Orange County HFA Multifamily Variable Revenue Bonds, Jernigan Gardens Project (HUD Sector 8 Program),
0.35%, 10/1/22(1) (2) (3)	5,000	4,998
Palm Beach County School Board COPS, Series A,
5.00%, 8/1/34	4,250	5,635
Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Prerefunded,
5.00%, 10/1/21(4)	80	83
Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Unrefunded Balance,
5.00%, 10/1/31	4,920	5,088
Pasco County School Board COPS, Series A (BAM Insured),
5.00%, 8/1/43	5,000	6,150
Reedy Creek Improvement District G.O. Limited Bonds, Series A, Prerefunded,
5.25%, 6/1/23(4)	10,000	11,219
		134,880
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.6% continued
Georgia – 3.0%
Atlanta Airport Revenue Refunding Bonds, Series B (AMT),
5.00%, 7/1/30	$1,500	$2,014
Downtown Savannah Authority Revenue Bonds, Chatham County Judicial Complex,
5.00%, 6/1/32	1,250	1,538
Georgia State G.O. Unlimited Bonds, Series A,
5.00%, 7/1/31	10,965	14,365
4.00%, 7/1/36	5,000	6,086
Georgia State G.O. Unlimited Refunding Bonds, Series F,
5.00%, 1/1/28	5,745	7,307
Georgia State Housing & Finance Authority Revenue Bonds, Series B,
3.25%, 12/1/49	2,500	2,689
Georgia State Road & Tollway Authority Federal Highway Reimbursement GARVEE Bonds,
5.00%, 6/1/31	2,395	3,263
5.00%, 6/1/32	3,000	4,063
Georgia State Road & Tollway Authority GARVEE Bonds,
5.00%, 6/1/31	3,000	4,087
5.00%, 6/1/32	3,000	4,064
Gwinnett County School District G.O. Unlimited Bonds,
5.00%, 2/1/40	5,000	6,494
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Series A,
4.00%, 9/1/23(1) (2) (3)	14,500	15,793
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Subseries C,
4.00%, 12/1/23(1) (2) (3)	9,755	10,699
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project,
5.50%, 7/1/60	2,500	2,874
Private Colleges & Universities Authority Revenue Refunding Bonds, Series B, Emory University,
5.00%, 9/1/33	2,275	3,086
5.00%, 9/1/34	2,750	3,721
		92,143

TAX-EXEMPT FIXED INCOME FUNDS    42    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.6% continued
Hawaii – 1.6%
Hawaii State Airports System Revenue Bonds, Series A (AMT),
5.00%, 7/1/28	$1,025	$1,315
5.00%, 7/1/30	1,250	1,581
5.00%, 7/1/43	5,000	6,092
Hawaii State G.O. Unlimited Refunding Bonds, Series EP,
5.00%, 8/1/26	10,000	11,655
Hawaii State Taxable G.O. Unlimited Bonds, Series FZ,
0.67%, 8/1/25	5,000	5,021
Honolulu City & County G.O. Unlimited Bonds, Series A,
5.00%, 10/1/35	4,825	5,782
Honolulu City & County G.O. Unlimited Refunding Bonds, Honolulu Rail Transit Project,
5.00%, 3/1/27	3,000	3,830
Honolulu City & County Wastewater System Revenue Refunding Bonds, Senior Series B, First Bond Resolution,
5.00%, 7/1/27	11,755	14,135
		49,411
Illinois – 3.2%
Champaign County Community Unit School District No. 4 G.O. Unlimited Bonds, Series A,
5.00%, 1/1/32	2,300	2,925
Chicago Midway Airport Second Lien Revenue Refunding Bonds, Series A (AMT),
5.50%, 1/1/30	2,025	2,203
Chicago Midway Airport Second Lien Revenue Refunding Bonds, Series B,
5.25%, 1/1/34	2,500	2,708
Chicago O'Hare International Airport Revenue Refunding Bonds, Series B,
5.00%, 1/1/29	5,000	5,816
Chicago O'Hare International Airport Senior Lien General Revenue Bonds, Series C (AMT),
5.25%, 1/1/27	500	545
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.6% continued
Illinois – 3.2%continued
Chicago O'Hare International Airport Senior Lien General Revenue Refunding Bonds, Series B (AMT),
5.00%, 1/1/25	$5,000	$5,228
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds, Series A,
5.00%, 1/1/34	10,000	12,869
5.00%, 1/1/35	2,000	2,570
Cook County Sales Tax Revenue Refunding Bonds,
5.00%, 11/15/33	5,000	6,203
5.25%, 11/15/35	5,000	6,238
Cook County School District No. 81 Schiller Park G.O. Unlimited Bonds (BAM Insured),
3.00%, 12/1/35	1,000	1,113
Cook Kane Lake & Mchenry Counties Community College District No. 512 G.O. Unlimited Bonds,
4.00%, 12/15/30	5,000	6,083
Du Page & Cook Counties Community Unit School District No. 205 G.O. Unlimited Bonds,
3.00%, 1/1/38	4,000	4,405
Illinois State Finance Authority Academic Facilities Lease Revenue Bonds, University of Illinois at Urbana-Champaign,
5.00%, 10/1/44	1,030	1,220
Illinois State Finance Authority Revenue Bonds, Series B-1, OSF Healthcare System,
5.00%, 11/15/24(1) (2) (3)	1,000	1,146
Illinois State Finance Authority Revenue Bonds, Township High School District,
4.00%, 12/1/32	1,940	2,382
Illinois State Finance Authority Revenue Refunding Bonds, Edward-Elmhurst Healthcare,
4.25%, 1/1/44	5,000	5,700
Illinois State Finance Authority Revenue Refunding Bonds, Northshore University Health System,
5.00%, 8/15/21	1,000	1,027
3.25%, 8/15/49	2,500	2,695

NORTHERN FUNDS QUARTERLY REPORT     43    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.6% continued
Illinois – 3.2%continued
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center,
5.00%, 11/15/38	$1,955	$2,260
Illinois State Finance Authority Variable Revenue Bonds, Series B-2,
5.00%, 11/15/26(1) (2) (3)	1,250	1,526
Illinois State Municipal Electric Agency Power Supply Revenue Refunding Bonds, Series A,
4.00%, 2/1/33	7,000	7,794
Illinois State Toll Highway Authority Senior Revenue Bonds, Series A,
5.00%, 1/1/39	2,000	2,621
Illinois State Toll Highway Authority Senior Revenue Bonds, Series B,
5.00%, 1/1/33	1,720	2,083
5.00%, 1/1/41	3,000	3,547
Lake County Community Consolidated School District No. 41 Lake Villa G.O. Unlimited Bonds (BAM Insured),
4.00%, 11/1/31	1,000	1,211
University of Illinois Revenues Auxiliary Facilities System Revenue Bonds, Series A,
5.00%, 4/1/33	1,885	2,094
Will Grundy Etc. Counties Community College District No. 525 G.O. Unlimited Refunding Bonds, Alternative Revenue Source,
5.25%, 6/1/36	2,500	2,833
		99,045
Indiana – 1.1%
Center Grove Multi-Facility School Building Corp. Revenue Bonds, Series C (State Intercept Program),
5.50%, 7/10/32	1,100	1,534
Indiana Finance Authority Wastewater Utility First Lien Revenue Bonds, Series A, CWA Authority,
5.25%, 10/1/31	5,750	5,953
5.25%, 10/1/38	2,980	3,084
4.25%, 10/1/44	10,000	11,008
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.6% continued
Indiana – 1.1%continued
Indiana State Finance Authority Hospital Revenue Refunding Bonds, Series A, University Health Obligated Group,
5.00%, 12/1/40	$4,000	$4,610
Indiana State Health & Educational Facilities Financing Authority Ascension Senior Credit Group Revenue Refunding Bonds,
4.00%, 11/15/46	2,500	2,836
Indiana State University Revenue Bonds, Series S, Student Fee,
4.00%, 10/1/37	1,855	2,141
Porter County Jail Building Corp. First Mortgage Revenue Refunding Bonds (AGM Insured),
5.50%, 7/10/21	400	405
5.50%, 1/10/24	1,135	1,249
		32,820
Iowa – 0.3%
Cedar Rapids Community School District Infrastructure Sales Services Revenue Refunding Bonds, Series B,
5.00%, 7/1/22	1,900	2,034
College Community School District G.O. Unlimited Refunding Bonds,
3.00%, 5/1/21	2,285	2,306
Pefa Inc., Iowa Gas Project Revenue Bonds,
5.00%, 9/1/26(1) (2) (3)	5,000	6,126
		10,466
Kentucky – 2.9%
Fayette County School District Finance Corp. Revenue Bonds, Series A (State Intercept Program),
4.00%, 5/1/38	5,000	5,633
Jefferson County School District Finance Corp. School Building Revenue Bonds, Series A (State Intercept Program),
4.00%, 6/1/31	3,935	4,501
Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Series A, Commonspirit Health,
5.00%, 8/1/34	750	954

TAX-EXEMPT FIXED INCOME FUNDS    44    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.6% continued
Kentucky – 2.9%continued
5.00%, 8/1/35	$550	$698
5.00%, 8/1/36	750	949
Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series C-1, Gas Supply,
4.00%, 6/1/25(1) (2) (3)	15,000	17,088
Kentucky State Public Energy Authority Gas Supply Variable Revenue Bonds, Series C, Gas Supply,
4.00%, 2/1/28(1) (2) (3)	10,000	11,911
Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply,
4.00%, 1/1/25(1) (2) (3)	26,725	30,041
Louisville & Jefferson County Metro Government Health System Revenue Bonds, Series A, Norton Healthcare, Inc.,
3.00%, 10/1/43	1,360	1,434
Louisville & Jefferson County Metropolitan Sewer District & Drain System Revenue Bonds, Series A,
5.00%, 5/15/34	3,000	3,103
Louisville & Jefferson County Metropolitan Sewer District & Drain System Revenue Refunding Bonds, Series B,
5.00%, 5/15/24	500	579
Louisville & Jefferson County Metropolitan Sewer District & Drainage System Subordinated BANS,
5.00%, 10/20/21	10,000	10,384
Trimble County Pollution Control Variable Revenue Refunding Bonds (AMT), Louisville Gas and Electric Co.,
1.30%, 9/1/27(1) (2) (3)	1,000	1,014
		88,289
Louisiana – 1.5%
East Baton Rouge Parish Capital Improvements District MovEBR Sales TRB,
4.00%, 8/1/34	2,180	2,688
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.6% continued
Louisiana – 1.5%continued
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic Foundation Project,
5.00%, 5/15/28	$400	$512
5.00%, 5/15/29	650	846
5.00%, 5/15/30	700	925
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Unrefunded Balance,
5.00%, 5/15/47	2,925	3,403
Louisiana Public Facilities Authority Revenue Refunding Bonds, Tulane University of Louis,
4.00%, 4/1/39	3,000	3,521
5.00%, 4/1/45	3,000	3,771
Louisiana State G.O. Unlimited Bonds,
4.00%, 5/1/32	2,500	2,832
Louisiana State G.O. Unlimited Bonds, Series A,
4.00%, 5/15/32	6,500	7,078
Louisiana State Gas & Fuels Revenue Refunding Bonds, Series A-1,
4.00%, 5/1/32	5,000	5,241
Louisiana State Gas & Fuels Tax Second Lien Revenue Refunding Bonds, Series C,
5.00%, 5/1/45	5,000	6,083
Louisiana State Highway Improvement Revenue Bonds, Series A,
5.00%, 6/15/30	5,390	6,203
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Series A, Woman's Hospital Foundation Project,
5.00%, 10/1/30	1,505	1,857
Saint John The Baptist Parish Revenue Refunding Bonds, Marathon Oil Corp. Project,
2.20%, 7/1/26(1) (2) (3)	1,000	1,031
		45,991
Maryland – 3.9%
Anne Arundel County Consolidated General Improvements G.O. Limited Bonds,
5.00%, 10/1/31	1,455	1,971

NORTHERN FUNDS QUARTERLY REPORT     45    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.6% continued
Maryland – 3.9%continued
Baltimore County Metropolitan District G.O. Unlimited BANS,
4.00%, 3/22/21	$15,000	$15,125
Howard County G.O. Unlimited Refunding Bonds, Series D,
5.00%, 2/15/30	2,500	3,252
5.00%, 2/15/31	10,000	12,960
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, Series 2,
5.00%, 8/1/30	10,000	13,167
Maryland State Department of Transportation Consolidated Transportation Revenue Bonds, Second Issue,
5.00%, 10/1/27	10,000	12,573
Maryland State G.O. Unlimited Bonds, Group 1, State & Local Facilities Loan,
5.00%, 8/1/30	5,000	6,982
Maryland State G.O. Unlimited Bonds, Group 2, State & Local Facilities Loan,
5.00%, 8/1/33	10,000	13,726
Maryland State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 8/1/25	10,000	12,188
Montgomery County G.O. Unlimited Refunding Bonds, Series B,
4.00%, 11/1/29	3,340	4,306
Saint Mary's County G.O. Unlimited Bonds,
5.00%, 8/1/24	500	585
Washington Suburban Sanitary District Consolidated Public Improvement G.O. Unlimited Revenue Bonds, Second Series (County Gtd.),
5.00%, 6/1/37	5,000	6,079
Washington Suburban Sanitary District Consolidated Public Improvement Revenue Bonds (County Gtd.),
5.00%, 6/1/32	2,000	2,600
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.6% continued
Maryland – 3.9%continued
Washington Suburban Sanitary District Revenue Refunding Bonds, Consolidated Public Improvement (County Gtd.),
4.00%, 6/1/21	$14,705	$14,937
		120,451
Massachusetts – 1.9%
Boston G.O. Unlimited Bonds, Series A,
5.00%, 3/1/36	1,000	1,313
Boston Water & Sewer Commission Senior Lien General Revenue Refunding Bonds, Series A,
3.50%, 11/1/33	4,030	4,210
Lincoln School G.O. Unlimited Bonds,
3.50%, 3/1/44	2,000	2,249
Massachusetts State Bay Transportation Authority Sales Tax Revenue Refunding CABS, Series A,
0.00%, 7/1/29(6)	3,000	2,613
Massachusetts State Consolidated Loans G.O. Limited Bonds, Series E,
5.00%, 11/1/29	1,850	2,536
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Northeastern University, Series A,
5.00%, 10/1/32	1,715	2,317
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Partners Healthcare System,
5.00%, 7/1/29	1,625	2,085
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series A-2,
5.00%, 7/1/39	1,500	1,944
4.00%, 7/1/41	1,200	1,425
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Suffolk University,
5.00%, 7/1/29	500	637
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Mass Institute Technology,
5.50%, 7/1/32	2,500	3,718

TAX-EXEMPT FIXED INCOME FUNDS    46    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.6% continued
Massachusetts – 1.9%continued
Massachusetts State School Building Authority Sales Tax Revenue Refunding Bonds, Senior Series B, Social Bonds,
0.79%, 8/15/24	$5,000	$5,040
Massachusetts State School Building Authority Sales TRB, Senior Series A, Unrefunded Balance,
5.00%, 5/15/38	2,355	2,620
Massachusetts State School Building Authority Sales TRB, Series A, Social Bonds,
5.00%, 8/15/33	1,100	1,503
Massachusetts State School Building Authority Senior Lien Sales TRB, Series B,
5.00%, 11/15/39	5,000	6,157
Massachusetts State Special Obligation Dedicated Revenue Refunding Bonds, (NATL Insured),
5.50%, 1/1/34	2,500	3,501
Massachusetts State Special Obligation Revenue Bonds, Series A, Consolidated Loan (AGM Insured),
5.50%, 6/1/21	500	511
Massachusetts State Water Resources Authority General Revenue Bonds, Series B,
5.00%, 8/1/43	5,000	6,394
University of Massachusetts Building Authority Project Revenue Bonds, Senior-Series 1,
4.00%, 11/1/43	7,500	8,017
		58,790
Michigan – 1.6%
Battle Creek School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/27	1,540	1,896
Canton Charter Township G.O. Limited Bonds,
3.00%, 4/1/31	1,105	1,239
Chippewa Valley Schools G.O. Unlimited Refunding Bonds, Series A, (Q-SBLF Insured),
5.00%, 5/1/27	400	489
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.6% continued
Michigan – 1.6%continued
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A,
5.00%, 10/15/29	$5,000	$5,607
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series II-A,
5.00%, 10/15/27	10,000	10,379
Michigan State Building Authority Revenue Refunding Bonds, Series I,
3.00%, 10/15/45	5,000	5,490
Michigan State Finance Authority Clean Water State Revolving Fund Subordinate Revenue Refunding Bonds,
5.00%, 10/1/25	3,970	4,304
Michigan State Finance Authority Hospital Revenue Refunding Bonds, Trinity Health Credit Group, Prerefunded,
5.00%, 12/1/22(4)	1,000	1,091
Michigan State G.O. Unlimited Refunding Bonds, Series A, Environmental Program,
1.00%, 12/1/25	1,000	1,005
Michigan State Municipal Bond Authority Revenue Bonds, Clean Water Fund, Unrefunded Balance,
4.75%, 10/1/23	345	346
University of Michigan Taxable Revenue Refunding Bonds, Series B,
1.37%, 4/1/27	1,000	1,026
Walled Lake Consolidated School District G.O. Unlimited Bonds (Q-SBLF Insured),
5.00%, 5/1/35	1,250	1,670
Wayne County Airport Authority Revenue Bonds, Series D,
5.00%, 12/1/34	3,400	4,007
Wayne County Airport Authority Revenue Bonds, Series D (AGM Insured),
5.00%, 12/1/32	9,690	11,502
		50,051

NORTHERN FUNDS QUARTERLY REPORT     47    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.6% continued
Minnesota – 1.2%
Metropolitan Council Minneapolis-Saint Paul Area G.O. Unlimited GANS, Series C,
5.00%, 12/1/21	$20,000	$20,874
Minnesota State G.O. Unlimited Bonds, Series A,
5.00%, 8/1/26	1,000	1,261
5.00%, 8/1/32	5,000	6,737
5.00%, 8/1/38	1,500	1,932
Minnesota State Municipal Power Agency Electric Revenue Refunding Bonds, Series A,
5.00%, 10/1/29	1,000	1,160
Minnesota State Various Purpose G.O. Unlimited Bonds, Prerefunded,
5.00%, 8/1/22(4)	245	263
Ramsey County G.O. Unlimited Refunding Bonds, Series A,
5.00%, 2/1/27	1,000	1,275
Saint Paul Independent School District No. 625 G.O. Unlimited Refunding Bonds, Series D (School District Credit Program),
5.00%, 2/1/22	1,770	1,862
Scott County Refunding G.O. Unlimited Bonds, Law Enforcement Center,
5.00%, 2/1/26	1,000	1,235
		36,599
Mississippi – 0.1%
Mississippi State G.O. Unlimited Bonds, Series A,
5.00%, 11/1/32	3,500	4,344
Missouri – 0.9%
Kansas City IDA Airport Special Obligation Revenue Bonds (AMT), Kansas City International Airport Terminal Modernization Project (AGM Insured),
4.00%, 3/1/50	2,500	2,871
4.00%, 3/1/57	3,000	3,428
Kansas City IDA Airport Special Obligation Revenue Bonds, Kansas City International Airport Terminal Modernization Project,
4.00%, 3/1/35	2,250	2,676
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.6% continued
Missouri – 0.9%continued
Kansas City Sanitation Sewer System Revenue Bonds, Subseries A,
4.00%, 1/1/42	$3,000	$3,544
Metropolitan Saint Louis Sewer District Wastewater System Revenue Bonds, Series B,
5.00%, 5/1/48	1,500	1,967
Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series A,
5.00%, 5/1/30	5,000	6,337
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, Series B,
5.00%, 1/1/26	1,480	1,786
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution State Revolving Funds Revenue Refunding Bonds, Escrowed to Maturity,
5.00%, 7/1/23	125	139
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series A, Mercy Health,
5.00%, 6/1/30	2,500	3,228
Wentzville School District No. R-4 G.O. Unlimited Refunding CABS, Missouri Direct Deposit Program (State Aid Direct Deposit Program),
0.00%, 3/1/27(6)	2,100	1,870
		27,846
Nebraska – 0.6%
Lancaster County School District No. 1 G.O. Unlimited Refunding Bonds,
5.00%, 1/15/27	3,760	4,537
Omaha Public Power District Electric Revenue Refunding Bonds, Series A,
4.00%, 2/1/42	5,000	5,881
Omaha Public Power District Electric Revenue Bonds, Series A,
5.00%, 2/1/30	4,740	6,298

TAX-EXEMPT FIXED INCOME FUNDS    48    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.6% continued
Nebraska – 0.6%continued
Omaha Public Power District Electric Revenue Bonds, Series B, Prerefunded,
5.00%, 2/1/22(4)	$3,000	$3,154
		19,870
Nevada – 1.1%
Clark County Airport System Subordinate Lien Revenue Refunding Bonds Series A-2,
4.25%, 7/1/34	2,500	2,729
Clark County Flood Detention Center G.O. Limited Bonds,
5.00%, 6/1/31	1,000	1,320
Clark County G.O. Limited Bonds (AMBAC Insured),
3.00%, 11/1/33	3,415	3,419
Clark County School District Building G.O. Limited Bonds, Series B (AGM, CR Insured),
5.00%, 6/15/31	6,000	7,711
Clark County School District G.O. Limited Bonds, Series B (AGM Insured),
5.00%, 6/15/31	1,000	1,302
Clark County School District G.O. Limited Bonds, Series B (BAM Insured),
5.00%, 6/15/31	2,500	3,347
Clark County School District G.O. Limited Bonds, Series D,
4.00%, 6/15/34	6,200	6,966
Clark County School District G.O. Limited Bonds, Various Purpose-Medium Term Project,
3.00%, 6/15/26	1,265	1,293
Washoe County School District G.O. Limited Bonds, Series C, School Improvement Bonds (AGM Insured),
3.25%, 10/1/42	6,500	7,023
		35,110
New Hampshire – 0.1%
New Hampshire State G.O. Unlimited Bonds, Series C,
5.00%, 12/1/35	1,835	2,522
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.6% continued
New Jersey – 0.9%
Monmouth County Improvement Authority Revenue Notes, Series A (County Gtd.),
2.00%, 7/12/21	$750	$757
New Jersey State EDA Revenue Bonds, Transit Transportation Project,
5.00%, 11/1/34	3,000	3,720
New Jersey State EDA Revenue Refunding Bonds, Series II, School Facilities Construction, Prerefunded,
5.00%, 3/1/22(4)	3,290	3,474
New Jersey State EDA Revenue School Facilities Construction Revenue Bonds,
5.00%, 6/15/28	1,440	1,791
5.00%, 6/15/34	500	622
New Jersey State G.O. Unlimited Bonds, Covid-19 Go Emergency Bonds,
5.00%, 6/1/27	2,500	3,127
4.00%, 6/1/31	5,000	6,183
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series AA,
5.00%, 6/15/37	1,500	1,869
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Program,
5.00%, 6/15/34	1,000	1,221
5.25%, 6/15/43	2,500	3,014
New Jersey State Transportation Trust Fund Authority Revenue Refunding Bonds, Series A, Transportation System,
5.00%, 12/15/27	1,500	1,848
		27,626
New Mexico – 0.1%
New Mexico State Finance Authority Revenue Bonds, Series C,
5.00%, 6/1/23	2,770	2,824
New York – 12.4%
Monroe County Industrial Development Corp. Revenue Refunding Bonds, Series B, University of Rochester Project,
5.00%, 7/1/26	2,500	3,120

NORTHERN FUNDS QUARTERLY REPORT     49    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.6% continued
New York – 12.4%continued
New York City Housing Development Corp. MFH Adjustable Revenue Bonds, Sustainable Development,
1.13%, 11/1/24(1) (2) (3)	$1,000	$1,007
New York City Housing Development Corp. MFH Revenue Bonds, Series B1B,
3.88%, 11/1/28	4,060	4,264
New York City Housing Development Corp. MFH Revenue Refunding Bonds, Sustainable Neighborhood Bonds (FNMA Insured),
2.95%, 2/1/26(1) (2) (3)	4,000	4,367
New York City Housing Development Corp. MFH Variable Revenue Bonds, Sustainability Bonds (FHA Insured),
0.70%, 5/1/25(1) (2) (3)	5,000	5,000
New York City Housing Development Corp. Revenue Bonds, Series C, Sustainability Bonds (HUD Sector 8 Program, FNMA Insured),
2.15%, 8/1/35	3,000	3,058
2.75%, 2/1/51	2,500	2,567
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution, Fiscal 2014,
5.00%, 6/15/46	5,000	5,510
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Second General Resolution,
3.50%, 6/15/42	1,000	1,269
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series DD-2 Block 5,
5.00%, 6/15/40	5,000	6,345
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series EE,
5.00%, 6/15/29	3,500	4,282
5.25%, 6/15/36	2,500	3,199
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.6% continued
New York – 12.4%continued
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series GG,
5.00%, 6/15/31	$4,765	$5,709
5.00%, 6/15/39	8,000	9,480
New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-3 (State Aid Withholding),
5.00%, 7/15/43	3,000	3,712
New York City Transitional Finance Authority Building Aid Revenue Bonds, Subseries S-1A (State Aid Withholding),
5.00%, 7/15/26	10,000	10,245
New York City Transitional Finance Authority Building Aid Revenue Refunding Bonds, Series S-3 Subseries S-3A (State Aid Withholding),
5.00%, 7/15/36	5,000	6,300
5.00%, 7/15/37	10,000	12,558
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Fiscal 2015,
5.00%, 8/1/32	2,500	2,892
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries E-1,
5.00%, 2/1/31	5,000	5,241
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds, Series B,
5.00%, 11/1/25	1,000	1,039
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds,
5.00%, 8/1/40	2,000	2,508
5.00%, 8/1/42	1,500	1,871
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Series B,
5.00%, 2/1/22	2,000	2,007

TAX-EXEMPT FIXED INCOME FUNDS    50    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.6% continued
New York – 12.4%continued
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Unrefunded Balance,
5.00%, 2/1/30	$5,000	$5,242
New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds,
4.00%, 5/1/41	2,000	2,409
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series 2,
5.00%, 11/1/21	10,000	10,400
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series C-3,
5.00%, 5/1/41	5,000	6,218
New York G.O. Unlimited Bonds, Series C, Fiscal 2021,
5.00%, 8/1/29	2,000	2,685
5.00%, 8/1/35	560	745
New York G.O. Unlimited Bonds, Series D, Subseries D1,
5.00%, 12/1/39	10,000	12,622
New York G.O. Unlimited Bonds, Series D-1,
4.00%, 3/1/42	2,500	2,954
New York G.O. Unlimited Bonds, Series E, Unrefunded Balance,
5.00%, 11/1/25	5	5
New York G.O. Unlimited Bonds, Series E-1,
5.25%, 3/1/34	2,750	3,523
5.00%, 3/1/37	3,700	4,614
4.00%, 3/1/41	5,000	5,750
4.00%, 3/1/42	5,000	5,733
New York G.O. Unlimited Bonds, Series H,
5.00%, 8/1/30	5,000	5,581
New York G.O. Unlimited Bonds, Subseries F-1,
5.00%, 4/1/36	1,150	1,441
5.00%, 3/1/37	5,000	5,471
5.00%, 4/1/43	2,000	2,461
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.6% continued
New York – 12.4%continued
New York G.O. Unlimited Refunding Bonds, Series B-1,
5.00%, 11/1/28	$5,000	$6,605
New York G.O. Unlimited Refunding Bonds, Series E,
5.00%, 8/1/28	1,045	1,294
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGC State Aid Withholding), Unrefunded Balance,
5.25%, 10/1/23	170	171
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A,
5.00%, 7/1/36	2,500	3,192
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series C,
5.00%, 10/1/31	665	838
5.00%, 10/8/32	575	720
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, School Districts Financing Program (AGM State Aid Withholding),
5.00%, 10/1/22	1,585	1,709
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series C, Rockefeller,
4.00%, 7/1/49	1,000	1,169
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series B, Education (AMBAC Insured),
5.50%, 3/15/30	7,040	9,934
New York State Dormitory Authority Revenues Non State Supported Debt Revenue Bonds, Series A, Columbia University,
5.00%, 10/1/50	5,000	8,335
New York State Dormitory Authority Sales Tax Revenue Refunding Bonds, Series E, Group 3,
5.00%, 3/15/42	5,000	6,297

NORTHERN FUNDS QUARTERLY REPORT     51    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.6% continued
New York – 12.4%continued
New York State Dormitory Authority Sales TRB, Series A, Group B,
5.00%, 3/15/28	$1,910	$2,373
New York State Dormitory Authority Sales TRB, Series A, Group C,
5.00%, 3/15/44	3,755	4,553
New York State Dormitory Authority Sales TRB, Series A, Prerefunded,
5.00%, 3/15/23(4)	10,000	11,062
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A,
5.25%, 3/15/39	2,000	2,561
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A, Group 3,
3.00%, 3/15/42	10,000	10,797
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A, Group 5,
4.00%, 3/15/48	2,000	2,349
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series E,
3.25%, 3/15/35	2,000	2,127
3.25%, 3/15/36	10,000	10,618
New York State Dormitory Authority State Personal Income Tax Taxable Revenue Refunding Bonds, Series F,
3.03%, 2/15/33	2,500	2,834
New York State Dormitory Authority State Personal Income TRB, Series A, Unrefunded Balance,
5.00%, 2/15/43	2,000	2,416
New York State Dormitory Authority State Personal Income TRB, Series B, Unrefunded Balance,
5.00%, 3/15/33	1,490	1,570
New York State Environmental Facilities Corp. State Clean & Drinking Water Revenue Refunding Bonds, Series A,
5.00%, 6/15/21	1,500	1,532
New York State Environmental Facilities Corp. State Clean & Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water,
5.00%, 6/15/36	5,000	5,104
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.6% continued
New York – 12.4%continued
New York State G.O. Unlimited Bonds, Series A,
3.00%, 3/1/31	$2,280	$2,384
New York State HFA Revenue Bonds, Series F,
1.10%, 11/1/26	1,500	1,513
New York State Housing Finance Agency Affordable Housing Sustainability Revenue Bonds, Series M-2 (SonyMa, FHA Insured),
0.75%, 11/1/25	3,000	3,001
New York State Housing Finance Agency Sustainability Revenue Bonds, Series K,
1.45%, 5/1/23	5,000	5,041
New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series E (AGM, CR Insured),
5.00%, 4/1/21	2,605	2,636
New York State Thruway Authority Revenue Bonds, Series N, Group 1,
5.00%, 1/1/39	10,000	12,953
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds (AMT), Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/30	350	450
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds, Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/31	550	716
New York State Urban Development Corp. General Purpose Personal Income TRB,
5.00%, 3/15/37	5,000	6,327
5.00%, 3/15/40	2,500	3,141
New York State Urban Development Corp. Personal Income TRB, Series A-1,
5.00%, 3/15/43	1,500	1,628
New York State Urban Development Corp. Personal Income TRB, Series E,
5.00%, 3/15/25	1,550	1,707

TAX-EXEMPT FIXED INCOME FUNDS    52    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.6% continued
New York – 12.4%continued
New York State Urban Development Corp. Revenue Refunding Bonds, Series E, Group 4,
3.00%, 3/15/47	$1,875	$1,997
3.00%, 3/15/48	5,000	5,318
3.00%, 3/15/50	1,000	1,060
New York State Urban Development Corp. Revenue Refunding Bonds, State Personal Income Tax,
3.00%, 3/15/48	5,000	5,333
New York State Urban Development Corp. Taxable General Personal Income TRB,
3.90%, 3/15/33	5,000	5,744
New York Taxable G.O. Unlimited Refunding Bonds, Series D, Fiscal 2021,
8/1/25(7)	3,000	3,015
8/1/26(7)	2,000	2,024
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 185 (AMT),
5.00%, 9/1/26	1,130	1,297
Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds, Series 222,
5.00%, 7/15/34	2,000	2,666
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 207 (AMT),
5.00%, 9/15/28	2,000	2,546
5.00%, 9/15/29	5,000	6,320
Sales Tax Asset Receivable Corp. Revenue Refunding Bonds, Series A, Fiscal 2015,
5.00%, 10/15/22	1,000	1,087
5.00%, 10/15/28	2,500	2,927
5.00%, 10/15/29	2,500	2,924
4.00%, 10/15/32	1,000	1,129
Triborough Bridge & Tunnel Authority Revenue Bonds, Series D,
5.00%, 11/15/33	1,300	1,758
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.6% continued
New York – 12.4%continued
Troy Capital Resource Corp. Revenue Refunding Bonds, Rensselaer Polytechnic Institute Project, Forward Delivery,
5.00%, 9/1/39	$1,500	$1,855
Utility Debt Securitization Authority Restructuring Revenue Refunding Bonds,
5.00%, 12/15/37	2,500	3,030
Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds, Series TE,
5.00%, 12/15/41	1,000	1,123
		380,214
North Carolina – 2.3%
Charlotte COPS, Series B,
3.00%, 6/1/22	20,330	20,371
Charlotte G.O. Unlimited Refunding Bonds, Series B,
5.00%, 7/1/27	3,500	3,910
Charlotte Water & Sewer System Revenue Refunding Bonds,
5.00%, 7/1/30	1,000	1,394
5.00%, 7/1/31	5,000	6,533
4.00%, 7/1/36	6,790	7,719
Charlotte-Mecklenburg Hospital Authority Health Care System Revenue Refunding Bonds, Series A, Atrium Health,
5.00%, 1/15/35	5,000	6,407
Durham Housing Authority MFH Revenue Bonds, JJ Henderson,
0.30%, 6/1/23(1) (2) (3)	3,000	2,999
North Carolina State Public Improvement G.O. Unlimited Bonds, Series B,
5.00%, 6/1/30	2,030	2,743
North Carolina Turnpike Authority Triangle Expressway System Revenue BANS,
5.00%, 2/1/24	5,000	5,667
Raleigh Durham Airport Authority Revenue Refunding Bonds, Series A (AMT),
5.00%, 5/1/36	1,000	1,288

NORTHERN FUNDS QUARTERLY REPORT     53    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.6% continued
North Carolina – 2.3%continued
Wake County G.O. Unlimited Refunding Bonds, Series B,
5.00%, 3/1/21	$10,000	$10,076
Western Carolina University Revenue Bonds, Series B,
3.00%, 4/1/36	1,000	1,092
		70,199
Ohio – 1.1%
Hamilton County Hospital Facilities Revenue Bonds, Cincinnati Children's Hospital Project,
5.00%, 11/15/41	4,750	7,315
5.00%, 11/15/49	4,500	7,204
Ohio State Higher Education G.O. Unlimited Infrastructure Improvement Bonds, Series A,
4.00%, 2/1/32	2,500	2,626
Ohio State Higher Educational Facility Revenue Bonds, Denison University Project,
5.00%, 11/1/39	1,365	1,747
Ohio State Infrastructure Improvement G.O. Unlimited Refunding Bonds, Series C,
4.00%, 8/1/21	5,000	5,112
Ohio State Turnpike Commission Revenue Refunding Bonds, Series A,
5.00%, 2/15/28	2,000	2,528
Ohio State University Revenue Bonds, Series A,
5.00%, 12/1/39	5,000	5,735
		32,267
Oklahoma – 0.1%
Norman Regional Hospital Authority Revenue Bonds, Norman Regional Hospital Authority,
4.00%, 9/1/45	2,000	2,207
Oregon – 0.4%
Clackamas Community College District G.O. Unlimited Bonds, Series B,
5.00%, 6/15/36	1,600	1,987
Lake Oswego G.O. Limited Refunding Bonds,
5.00%, 6/1/33	2,130	2,901
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.6% continued
Oregon – 0.4%continued
Medford Hospital Facilities Authority Revenue Refunding Bonds, Series A, Asante Project (AGM Insured),
2.50%, 8/15/35	$2,500	$2,637
Metropolitan Dedicated TRB, Oregon Convention Center Hotel,
5.00%, 6/15/42	2,065	2,513
Oregon State Department of Administrative Services Lottery Revenue Refunding Bonds, Series D (Moral Obligation Insured),
5.00%, 4/1/27	1,315	1,566
Oregon State Taxable G.O. Unlimited Bonds, Series D, Article XI-Q State Project,
0.50%, 5/1/22	685	687
		12,291
Pennsylvania – 2.4%
Commonwealth Financing Authority Taxable Revenue Bonds, Series A,
3.81%, 6/1/41	2,000	2,359
Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue Bonds,
5.00%, 6/1/25	1,000	1,192
5.00%, 6/1/26	1,500	1,846
5.00%, 6/1/27	3,000	3,788
5.00%, 6/1/31	2,000	2,537
Montgomery County G.O. Unlimited Refunding Bonds,
5.00%, 3/1/22	915	966
Neshaminy School District G.O. Limited Bonds, Series B (State Aid Withholding),
5.00%, 11/1/34	5,000	5,678
Pennsylvania State G.O. Unlimited Bonds, Series 1,
4.00%, 6/1/29	5,000	5,241
4.00%, 6/1/30	5,555	5,815
4.00%, 3/15/35	7,500	8,420
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, University of Pennsylvania Health System,
5.00%, 8/15/29	4,500	6,116
5.00%, 8/15/37	5,000	6,201

TAX-EXEMPT FIXED INCOME FUNDS    54    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.6% continued
Pennsylvania – 2.4%continued
Pennsylvania State Turnpike Commission Revenue Bonds, Series A,
5.00%, 12/1/38	$5,000	$5,732
Pennsylvania State Turnpike Commission Revenue Bonds, Series A-2,
5.00%, 12/1/37	11,635	14,620
Pittsburgh Water & Sewer Authority Revenue Refunding Bonds, Series C (AGM Insured),
(Floating, SIFMA Municipal Swap Index Yield + 0.65%), 0.74%, 12/1/23(1) (3)	3,500	3,508
		74,019
Rhode Island – 0.3%
Rhode Island Health & Educational Building Corp. Public Schools Revenue Bond Financing Program Revenue Bonds, Series B, Town of Lincoln Issue,
5.00%, 5/15/33	3,245	4,329
4.00%, 5/15/35	1,610	1,972
Rhode Island State & Providence Plantations G.O. Unlimited Bonds, Series B, Consolidated Capital Development Loan,
5.00%, 10/15/27	2,630	2,841
Rhode Island State & Providence Plantations G.O. Unlimited Refunding Bonds, Series A, Consolidated Capital Development Loan,
5.00%, 8/1/21	1,000	1,028
		10,170
South Carolina – 2.0%
Beaufort-Jasper Water & Sewer Authority South Carolina Waterworks & Sewer System Revenue Bonds, Series A,
5.00%, 3/1/30	1,000	1,339
Charleston County Capital Improvement Transportation Sales Tax G.O. Unlimited Bonds (State Aid Withholding), Prerefunded,
5.00%, 11/1/21(4)	2,500	2,600
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.6% continued
South Carolina – 2.0%continued
Charleston County School District G.O. Unlimited BANS, Phase IV Sales Tax Project (SCSDE Insured),
5.00%, 5/12/21	$10,000	$10,173
Patriots Energy Group Financing Agency South Carolina Gas Supply Revenue Bonds, Series A,
4.00%, 2/1/24(1) (2) (3)	10,000	11,008
Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004 (BHAC, CR MBIA Insured),
5.38%, 1/1/25	4,870	5,751
SCAGO Educational Facilities Corp. Cherokee School District No. 1 Revenue Refunding Bonds,
5.00%, 12/1/25	500	591
South Carolina State Public Service Authority Revenue Refunding Bonds, Series A,
4.00%, 12/1/37	1,000	1,198
3.00%, 12/1/41	1,000	1,054
South Carolina State Transportation Infrastructure Bank Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 10/1/21(4)	1,270	1,316
South Carolina State Transportation Infrastructure Bank Variable Revenue Refunding Bonds, Series 2003B,
(Floating, ICE LIBOR USD 1M + 0.45%), 0.55%, 10/1/22(1) (3)	24,765	24,732
		59,762
South Dakota – 0.1%
South Dakota State Board of Regents Housing & Auxiliary Facilities System Revenue Refunding Bonds,
4/1/34(7)	1,500	1,667
Tennessee – 1.3%
Blount County G.O. Unlimited Refunding Bonds, Series B,
5.00%, 6/1/29	4,610	5,667
Chattanooga Health Educational & Housing Facility Board Revenue Refunding Bonds, Series A, Commonspirit Health,
4.00%, 8/1/36	1,000	1,170

NORTHERN FUNDS QUARTERLY REPORT     55    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.6% continued
Tennessee – 1.3%continued
4.00%, 8/1/38	$1,000	$1,163
Knox County G.O. Unlimited Bonds,
4.00%, 6/1/28	1,000	1,147
Memphis Sanitary Sewerage System Revenue Refunding Bonds, Series B,
5.00%, 10/1/31	1,000	1,386
Metropolitan Government Nashville & Davidson County G.O. Unlimited & Improvement Bonds,
5.00%, 7/1/29	5,000	6,582
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Lipscomb University Project,
5.00%, 10/1/38	1,000	1,135
Metropolitan Government of Nashville & Davidson County G.O. Unlimited Refunding & Improvement Bonds, Series A, Unrefunded Balance,
5.00%, 7/1/24	4,600	4,610
Tennergy Corp. Gas Revenue Bonds, Series A,
5.00%, 10/1/24(1) (2) (3)	10,000	11,608
Tennessee State Energy Acquisition Corp. Gas Revenue Bonds,
4.00%, 11/1/25(1) (2) (3)	2,500	2,872
Tennessee State Housing Development Agency Revenue Bonds, Series 1A (AMT), Home Ownership Program, Prerefunded,
4.13%, 1/1/21(4)	1,520	1,520
		38,860
Texas – 7.5%
Brownsville Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),
5.00%, 2/15/22	100	105
Central Regional Mobility Authority Revenue Refunding Bonds,
5.00%, 1/1/46	500	576
Central Regional Mobility Authority Senior Lien Revenue Bonds,
5.00%, 1/1/43	1,930	2,338
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.6% continued
Texas – 7.5%continued
Conroe Independent Tax School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),
5.00%, 2/15/30	$1,500	$2,063
Dallas Area Rapid Transit Senior Lien Sales Tax Revenue Refunding Bonds,
5.00%, 12/1/32	10,000	13,433
Dallas Waterworks & Sewer System Revenue Refunding Bonds, Series C,
5.00%, 10/1/34	2,000	2,736
Dallas-Fort Worth International Airport Revenue Refunding Bonds, Series A,
5.00%, 11/1/33	2,000	2,664
Forney Independent School District G.O. Refunding Unlimited Bonds (PSF, Gtd.),
5.00%, 8/15/30	1,140	1,374
Fort Bend Independent School District Variable G.O. Unlimited Bonds, Series A (PSF, Gtd.),
1.95%, 8/1/22(1) (2) (3)	2,110	2,165
Fort Bend Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.),
0.88%, 8/1/25(1) (2) (3)	1,500	1,519
Frisco Improvement G.O. Limited Refunding Bonds,
5.00%, 2/15/28	5,755	7,105
Harlandale Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
0.75%, 8/15/25(1) (2) (3)	5,000	5,001
Harris County Cultural Education Facilities Finance Corp. Variable Revenue Bonds, Series A, Texas Medical Center,
0.90%, 5/15/25(1) (2) (3)	2,500	2,503
Harris County Cultural Educational Facilities Finance Corp. Revenue Bonds, Series A, Memorial Hermann Health System, Prerefunded,
5.00%, 12/1/24(4)	3,500	4,143
Harris County Department of Education Public Facilities Corp. Lease Revenue Bonds,
4.00%, 2/15/33	1,080	1,320

TAX-EXEMPT FIXED INCOME FUNDS    56    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.6% continued
Texas – 7.5%continued
Harris County Toll Road First Lien Revenue Refunding Bonds,
8/15/25(7)	$1,150	$1,397
Joshua Independent School District School Building G.O. Unlimited Bonds (PSF, Gtd.), Prerefunded,
5.00%, 8/15/24(4)	2,000	2,341
Little Elm Independent School District Variable G.O. Unlimited Bonds, School Building (PSF, Gtd.),
0.68%, 8/15/25(1) (2) (3)	1,750	1,749
Lower Colorado River Authority Junior Lien Revenue Bonds, Seventh Supplemental Series (AGM Insured), Escrowed to Maturity,
4.75%, 1/1/28	4,640	5,319
Lubbock Certificates of Obligation G.O. Limited Bonds,
5.00%, 2/15/28	1,000	1,310
North Texas Tollway Authority Revenue Refunding Bonds, First Tier,
5.00%, 1/1/38	2,580	2,580
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/35	3,000	4,225
5.00%, 1/1/38	3,000	3,716
5.00%, 1/1/39	5,000	6,180
Northside Texas Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.),
5.00%, 2/15/30	1,640	2,132
Pasadena Independent School District Variable G.O. Unlimited Bonds, Series B, School Building (PSF, Gtd.),
1.50%, 8/15/24(1) (2) (3)	1,500	1,559
Pflugerville Independent School District Tax School Building G.O. Unlimited Bonds, Series 2014 (PSF, Gtd.),
4.00%, 2/15/33	6,620	7,310
San Antonio Electric & Gas Junior Lien Variable Revenue Bonds,
1.75%, 12/1/25(1) (2) (3)	1,000	1,053
Texas State A&M University Financing System Revenue Bonds, Series D, Prerefunded,
5.00%, 5/15/23(4)	5,000	5,563
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.6% continued
Texas – 7.5%continued
Texas State A&M University Revenue Refunding Bonds, Series C,
4.00%, 5/15/31	$1,655	$1,929
Texas State G.O. Unlimited Refunding Bonds, Series A, Transportation Commission,
5.00%, 10/1/23	70	79
Texas State Private Activity Bond Surface Transportation Corp. Revenue Refunding Bonds, LBJ Infrastructure Group,
4.00%, 12/31/31	3,000	3,669
Texas State TRANS,
4.00%, 8/26/21	92,500	94,805
Texas State Transportation Commission Central Turnpike System Taxable Revenue Refunding Bonds, Series B,
1.98%, 8/15/22(1) (2) (3)	750	757
Texas State Transportation Commission Mobility Fund G.O. Unlimited Refunding Bonds,
4.00%, 10/1/33	5,000	5,613
5.00%, 10/1/34	1,500	1,732
Texas State Variable G.O. Unlimited Refunding Bonds, Water Financial Assistance,
2.25%, 8/1/22(1) (2) (3)	1,130	1,132
Texas State Water Development Board TRB, Series B,
2.28%, 10/15/27	315	342
2.33%, 10/15/28	295	322
Texas State Water Finance Assistance G.O. Unlimited Refunding Bonds,
5.00%, 8/1/21	4,000	4,111
Texas State Water Financial Assistance G.O. Unlimited Bonds, Unrefunded Balance,
5.00%, 8/1/21	3,000	3,083
University of Texas Revenue Refunding Bonds, Series A,
5.00%, 8/15/30	2,500	3,478
3.50%, 8/15/50	2,000	2,606
University of Texas Revenue Refunding Bonds, Series I,
5.00%, 8/15/22	750	809

NORTHERN FUNDS QUARTERLY REPORT     57    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.6% continued
Texas – 7.5%continued
University of Texas, University Revenue Bonds, Series B,
5.00%, 8/15/49	$5,000	$8,213
Wylie Independent School District G.O. Unlimited Bonds, Series B, Collin County (PSF, Gtd.),
2.25%, 8/15/41(2) (3)	1,750	1,795
		229,954
Utah – 0.8%
Salt Lake City Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/26	1,500	1,825
5.00%, 7/1/28	2,500	3,162
University of Utah Revenue Bonds, Series A,
5.00%, 8/1/44	1,605	2,030
Utah State Transit Authority Sales Tax Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 6/15/25(4)	2,000	2,420
Utah State Transit Authority Sales Tax Revenue Refunding Bonds, Series C (AGM Insured),
5.25%, 6/15/32	10,000	14,159
		23,596
Vermont – 0.1%
Vermont G.O. Unlimited Bonds, Series B,
5.00%, 8/15/22	1,425	1,536
Virginia – 2.2%
Chesterfield County G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 1/1/28	1,130	1,484
Fairfax County Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 10/1/31	5,280	7,073
Hampton Roads Sanitation District Wastewater Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 7/1/24(4)	3,465	4,043
Henrico County G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 8/1/31	3,550	4,810
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.6% continued
Virginia – 2.2%continued
Henrico County Water & Sewer System Revenue Bonds,
4.00%, 5/1/46	$10,000	$11,660
Loudoun County Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 12/1/22	1,360	1,420
Norfolk G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding), Prerefunded,
5.00%, 10/1/22(4)	1,500	1,626
Roanoke EDA Hospital Revenue Refunding Bonds, Series A, Carilion Clinic Obligated Group,
5.00%, 7/1/47	2,000	3,292
Roanoke EDA Hospital Variable Revenue Refunding Bonds, Carilion Clinic Obligated Group,
5.00%, 7/1/30(1) (2) (3)	4,425	5,941
Upper Occoquan Sewage Authority Regional Revenue Refunding Bonds,
5.00%, 7/1/28	5,000	6,059
Virginia State College Building Authority Educational Facilities Revenue Bonds, 21st Century College & Equipment,
4.38%, 2/1/32	2,015	2,191
4.50%, 2/1/34	5,500	5,994
Virginia State Public School Authority Special Obligation Prince William County Revenue Bonds (State Aid Withholding),
5.00%, 3/1/30	5,365	7,010
Virginia State Resources Authority Clean Water State Revolving Fund Subordinate Revenue Refunding Bonds,
5.50%, 10/1/22	1,000	1,093
Virginia State Small Business Financing Authority Revenue Bonds (AMT), 95 Express Lanes LLC Project,
5.00%, 1/1/44	1,000	1,038

TAX-EXEMPT FIXED INCOME FUNDS    58    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.6% continued
Virginia – 2.2%continued
Virginia State Small Business Financing Authority Revenue Refunding Bonds, National Senior Campuses,
4.00%, 1/1/45	$2,000	$2,223
3.38%, 1/1/51	1,000	1,000
		67,957
Washington – 2.1%
Central Puget Sound Regional Transit Authority Revenue Bonds, Green Bonds, Series S-1,
5.00%, 11/1/46	5,000	7,949
Energy Northwest Project 3 Electric Revenue Refunding Bonds, Bonneville Power Administration,
5.00%, 7/1/27	1,500	1,872
Grant County Public Utility District No.2 Electric Variable Revenue Refunding Bonds, Series R,
2.00%, 12/1/25(1) (2) (3)	3,000	3,198
King County School District No. 401 Highline G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/30	10,000	12,556
Port of Seattle Revenue Refunding Bonds, Series A,
5.00%, 8/1/30	3,000	3,198
Seattle Municipal Light & Power Improvement Revenue Refunding & Improvement Bonds, Series A, Prerefunded,
5.00%, 2/1/21(4)	1,670	1,676
Seattle Solid Waste Revenue Refunding & Improvement Bonds,
4.00%, 6/1/31	1,865	2,156
Washington State G.O. Unlimited Bonds, Series C,
5.00%, 2/1/32	10,000	12,869
Washington State G.O. Unlimited Refunding Bonds, Series R-2013A,
4.00%, 7/1/28	5,000	5,272
Washington State G.O. Unlimited Refunding Bonds, Series R-2018C,
5.00%, 8/1/33	4,000	5,111
Washington State Motor Fuel Tax G.O. Unlimited Bonds, Series E,
5.00%, 2/1/38	3,000	3,384
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.6% continued
Washington – 2.1%continued
Washington State Motor Vehicle Fuel Tax G.O. Unlimited Bonds, Series 201,
5.00%, 7/1/24	$2,925	$2,994
Washington State Various Purpose G.O. Unlimited Bonds, Series D,
2.75%, 2/1/27	1,160	1,190
		63,425
West Virginia – 0.1%
Marshall University Revenue Refunding Bonds, Series A (AGM Insured),
3.00%, 5/1/46	1,000	1,051
West Virginia State University Revenue Bonds, Series A, West Virginia University Projects, Prerefunded,
5.00%, 10/1/22(4)	1,745	1,892
		2,943
Wisconsin – 1.2%
PFA Hospital Revenue Refunding Bonds, Renown Regional Medical Center Project,
4.00%, 6/1/35	1,850	2,188
3.00%, 6/1/45	2,500	2,555
Wisconsin State G.O. Unlimited Bonds, Series A,
5.00%, 5/1/40	5,000	6,073
Wisconsin State G.O. Unlimited Bonds, Series B,
3.00%, 5/1/26	2,485	2,508
4.00%, 5/1/30	3,250	3,911
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Ascension Health Credit Group,
4.00%, 11/15/36	3,000	3,428
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Marquette University,
5.00%, 10/1/28	670	817
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Milwaukee Regional Medical Center,
5.00%, 4/1/36	3,875	4,878
4.00%, 4/1/39	5,000	5,804

NORTHERN FUNDS QUARTERLY REPORT     59    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.6% continued
Wisconsin – 1.2%continued
Wisconsin State Housing & EDA Home Ownership Revenue Refunding Bonds, Series A,
3.00%, 3/1/39	$1,000	$1,077
Wisconsin State Housing & EDA Revenue Bonds, Series A,
1.60%, 11/1/22(1) (2) (3)	4,000	4,036
		37,275
Total Municipal Bonds
(Cost $2,516,181)		2,653,751

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 8.1%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(8) (9)	123,847,365	$123,847
Northern Institutional Municipal Money Market Fund (Shares), 0.00%(8) (9)	125,000,000	125,000
Total Investment Companies
(Cost $248,847)		248,847

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 4.9%
Black Belt Energy Gas District Alabama Gas Supply Revenue Bonds, Series A, 4.00%, 6/1/21(1) (2) (3)	$5,000	$5,059
Broward County School District Revenue TANS, 2.00%, 6/30/21	6,000	6,055
Burke County Development Authority Variable PCR Refunding Bonds, Georgia Transmission Corp., 2.50%, 5/3/21(1) (2) (3)	2,500	2,517
California State Educational Facilities Authority Adjustable Revenue Bonds, California Institute of Technology, 0.09%, 1/13/21(1) (3) (10)	1,600	1,600
California State Educational Facilities Authority Variable Revenue Bonds, Series B, California Institute of Technology, 0.09%, 1/13/21(1) (3) (10)	650	650
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 4.9% continued
California State Infrastructure & Economic Development Bank Revenue Bonds (AMT), Brightline West Passenger, 0.45%, 7/1/21(1) (2) (3) (11)	$6,250	$6,256
Carroll County Environmental Facilities Revenue Refunding Bonds (AMT), Kentucky Utilities Co., 1.20%, 6/1/21(1) (2) (3)	10,000	10,020
Colorado State General Fund TRANS, 4.00%, 6/25/21	10,000	10,184
Cook County Community Consolidated School District No. 34 TRB, 12/1/21(7)	2,000	2,086
Director of the State of Nevada Department of Business & Industry Revenue Bonds (AMT), Brightline West Passenger, 0.50%, 7/1/21(1) (2) (3)	1,500	1,502
Goose Creek Consolidated Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.), 0.27%, 10/1/21(1) (2) (3)	3,600	3,601
Greenville County School District G.O. Unlimited Bonds, Series C (SCSDE Insured), 3.00%, 6/1/21	5,000	5,058
Indiana Bond Bank Revenue Notes, Advance Funding Program, 3.00%, 1/11/21	7,500	7,504
Katy Independent School District Variable G.O. Unlimited Refunding Bonds, Series 2015C (PSF, Gtd.)(Floating, ICE LIBOR USD 1M + 0.28%), 0.39%, 8/16/21(1) (3)	1,900	1,898
Los Angeles County TRANS, Series A, 4.00%, 6/30/21	5,000	5,095
Los Angeles TRANS, 4.00%, 6/24/21	10,000	10,184
Montgomery County Variable G.O. Unlimited Bonds, Series E, 0.02%, 1/6/21(1) (3) (10)	12,595	12,595
New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Subseries A-2, 0.04%, 1/6/21(1) (3) (10)	15,320	15,320

TAX-EXEMPT FIXED INCOME FUNDS    60    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 4.9% continued
New York City Trust for Cultural Resources Variable Revenue Refunding Bonds, American Museum(Floating, SIFMA Municipal Swap Index Yield + 0.18%), 0.27%, 8/14/21(1) (3)	$5,000	$5,000
New York State Dormitory Authority State Personal Income Tax Subordinate RANS, Series B, 5.00%, 3/31/21	10,000	10,118
Ohio State University Variable Revenue Bonds, Series B-1, 0.04%, 1/13/21(1) (3) (10)	1,925	1,925
Ohio State Water Development Authority Water Pollution Control Variable Revenue Bonds, Series A, 0.07%, 1/13/21(1) (3) (10)	2,140	2,140
San Antonio Electric & Gas Variable Revenue Refunding Bonds, Series B, 2.00%, 12/1/21(1) (2) (3)	1,500	1,511
San Diego Unified School District G.O. Unlimited Bonds, Series K-2, 4.00%, 7/1/21	5,000	5,093
Spring Branch Independent School District Variable G.O. Unlimited Bonds, Schoolhouse (PSF, Gtd.), 1.55%, 6/15/21(1) (2) (3)	2,000	2,002
University of North Carolina at Chapel Hill Variable Revenue Refunding Bonds, Series B(Floating, ICE LIBOR USD 1M + 0.35%), 0.45%, 12/1/21(1) (3)	15,000	14,999
Total Short-Term Investments
(Cost $149,877)		149,972

Total Investments – 99.6%
(Cost $2,915,405)		3,053,138
Other Assets less Liabilities – 0.4%		13,672
NET ASSETS – 100.0%		$3,066,810

(1)	Maturity date represents the puttable date.
(2)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(3)	Variable rate security. Rate as of December 31, 2020 is disclosed.
(4)	Maturity date represents the prerefunded date.
(5)	Step coupon bond. Rate as of December 31, 2020 is disclosed.
(6)	Zero coupon bond.
(7)	When-Issued Security. Coupon rate is not in effect at December 31, 2020.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of December 31, 2020 is disclosed.
(10)	Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.
(11)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

BHAC - Berkshire Hathaway Assurance Corporation

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

CR - Custody Receipt

CSCDA - California Statewide Communities Development Authority

CWA - Clean Water Act

EDA - Economic Development Authority

FHA - Federal Housing Administration

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GANS - Grant Anticipation Notes

GARVEE - Grant Anticipation Revenue Vehicle

Gtd. - Guaranteed

HFA - Housing Finance Authority

HUD - Housing and Urban Development

ICE - Intercontinental Exchange

IDA - Industrial Development Authority

NORTHERN FUNDS QUARTERLY REPORT     61    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued	December 31, 2020 (UNAUDITED)

LIBOR - London Interbank Offered Rate

MBIA - Municipal Bonds Insurance Association

MFH - Multi-Family Housing

NATL - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

RANS - Revenue Anticipation Notes

SCSDE - South Carolina State Department of Education

SIFMA - Securities Industry and Financial Markets Association

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

USD - United States Dollar
Percentages shown are based on Net Assets.
At December 31, 2020, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF INVESTMENTS
Airport	5.3%
General	23.6
General Obligation	20.5
Higher Education	5.4
School District	7.0
Short-Term Investments	8.2
Transportation	6.7
Water	7.8
All other sectors less than 5%	15.5
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds(1)	$—	$568	$—	$568
Municipal Bonds(1)	—	2,653,751	—	2,653,751
Investment Companies	248,847	—	—	248,847
Short-Term Investments	—	149,972	—	149,972
Total Investments	$248,847	$2,804,291	$—	$3,053,138

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - Municipal Portfolio (Shares)	$125,000	$—	$—	$65	$125,000	125,000,000
Northern Institutional Funds - U.S. Government Portfolio (Shares)	135,873	1,115,901	1,127,927	52	123,847	123,847,365
Total	$260,873	$1,115,901	$1,127,927	$117	$248,847	248,847,365
TAX-EXEMPT FIXED INCOME FUNDS    62    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
SHORT-INTERMEDIATE TAX-EXEMPT FUND	December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 82.2%
Alabama – 1.8%
Alabama State Public School & College Authority Revenue Refunding Bonds, Series A, Social Bonds,
5.00%, 11/1/27	$12,000	$15,625
Lower Gas District Gas Project Revenue Bonds,
4.00%, 12/1/25(1) (2) (3)	1,500	1,731
		17,356
Arizona – 0.6%
Arizona State IDA Revenue Bonds, Lincoln South Beltway Project,
5.00%, 8/1/23	1,250	1,395
Arizona State Transportation Board Excise TRB, Maricopa County Regional Area,
5.00%, 7/1/22	500	536
Maricopa County Unified School District No. 4 Mesa G.O. Unlimited Bonds, Series E, School Improvement Project of 2012,
5.00%, 7/1/21	2,370	2,426
Maricopa County Unified School District No. 97 Deer Valley G.O. Unlimited Bonds, Series A,
5.00%, 7/1/21	1,250	1,280
		5,637
Arkansas – 0.1%
Bryant School District No. 25 Refunding G.O. Limited Bonds (State Aid Withholding),
2/1/25(4)	1,195	1,220
California – 5.5%
California State Department of Water Resources Central Valley Project Water System Revenue Bonds, Series AS, Escrowed to Maturity,
5.00%, 12/1/21	90	94
California State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/26	2,825	3,554
5.00%, 11/1/28	10,000	13,362
California State G.O. Unlimited Refunding Bonds, Bid Group B,
5.00%, 11/1/27	2,775	3,620
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 82.2% continued
California – 5.5%continued
California State G.O. Unlimited Various Purpose Refunding Bonds,
5.00%, 4/1/33	$5,000	$5,730
California State Infrastructure & Economic Development Revenue Bonds, Bay Area Toll Bridges, First Lien (FGIC Insured), Escrowed to Maturity,
5.00%, 7/1/25	1,315	1,594
California State Municipal Finance Authority Insured Revenue Bonds, NCROC-Paradise Valley TEMPS 50 (California Mortgage Insured),
2.00%, 7/1/24	1,200	1,201
California State Various Purpose G.O. Unlimited Bonds,
4.00%, 3/1/26	3,450	4,107
3.00%, 3/1/27	4,010	4,647
Hermosa Beach City School District G.O. Unlimited Bonds, Series C,
3.00%, 8/1/28	510	600
Long Beach Harbor Revenue Notes, Series C,
4.00%, 7/15/21	1,000	1,020
Los Angeles Unified School District G.O. Unlimited Bonds, Series C,
5.00%, 7/1/28	2,000	2,649
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Prerefunded,
5.00%, 5/1/22(5)	9,080	9,665
		51,843
Colorado – 1.6%
Adams & Arapahoe Counties Joint School District No. 28J Aurora G.O. Unlimited Refunding Bonds (State Aid Withholding),
5.00%, 12/1/24	1,000	1,091
Boulder Larimer & Weld Counties St. Vrain Valley School District No. RE-1 G.O. Unlimited Refunding Bonds (State Aid Withholding),
4.00%, 12/15/24	2,025	2,095

NORTHERN FUNDS QUARTERLY REPORT     63    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
SHORT-INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 82.2% continued
Colorado – 1.6%continued
Colorado State Health Facilities Authority Hospital Revenue Bonds, Adventist Health System/Sunbel,
5.00%, 11/20/25(1) (2) (3)	$3,000	$3,665
Colorado State Health Facilities Authority Hospital Variable Revenue Refunding Bonds, Adventhealth Obligation,
5.00%, 11/19/26(1) (2) (3)	1,000	1,263
Pueblo County School District No. 60 G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 12/15/26	4,650	5,907
Weld County School District No. 6 Greeley G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 12/1/21	575	600
		14,621
Connecticut – 2.8%
Connecticut State G.O. Unlimited Bonds, Series 2021 A,
1/15/26(4)	7,250	8,251
Connecticut State G.O. Unlimited Bonds, Series C,
4.00%, 6/1/27	1,000	1,207
Connecticut State G.O. Unlimited Refunding Bonds, Series F,
5.00%, 9/15/23	2,000	2,251
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series U-1, Yale University Issue,
2.00%, 2/8/22(1) (2) (3)	7,075	7,217
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series C-2, Yale University,
5.00%, 2/1/23(1) (2) (3)	5,000	5,493
Connecticut State Special Tax Obligation Revenue Bonds,
5.00%, 5/1/26	1,200	1,481
		25,900
Florida – 2.5%
Broward County Airport System Revenue Refunding Bonds, Series B (AMT),
5.00%, 10/1/27	3,500	4,394
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 82.2% continued
Florida – 2.5%continued
Cape Coral Water & Sewer Revenue Refunding Bonds (AGM Insured), Prerefunded,
5.00%, 10/1/21(5)	$2,055	$2,128
Florida State Board of Education G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/23	475	530
Florida State Board of Education G.O. Unlimited Refunding Bonds, Series C,
5.00%, 6/1/27	3,115	4,017
Florida State Board of Education Public Education Capital Outlay 2011 G.O. Unlimited Refunding Bonds, Series C,
5.00%, 6/1/26	2,005	2,044
Florida State G.O. Unlimited Refunding Bonds, Series B, Department Transportation Right of Way,
4.00%, 7/1/29	5,005	5,095
Miami-Dade County G.O. Unlimited Refunding Bonds,
5.00%, 7/1/27	3,705	4,739
Sarasota County Infrastructure Sales Surtax Revenue Refunding Bonds,
5.00%, 10/1/21	1,000	1,036
		23,983
Georgia – 3.0%
Atlanta Airport Revenue Refunding Bonds, Series A,
5.00%, 7/1/28	1,000	1,313
Cherokee County Water & Sewer Authority Revenue Refunding Bonds, Series A,
5.00%, 8/1/27	1,000	1,293
Georgia State G.O. Unlimited Refunding Bonds, Series E,
5.00%, 12/1/27	2,000	2,539
Georgia State Road & Tollway Authority Federal Highway Reimbursement GARVEE Bonds,
5.00%, 6/1/25	2,000	2,407
5.00%, 6/1/26	1,230	1,533
Georgia State Road & Tollway Authority GARVEE Bonds,
5.00%, 6/1/26	3,250	4,050

TAX-EXEMPT FIXED INCOME FUNDS    64    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 82.2% continued
Georgia – 3.0%continued
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Series A,
4.00%, 9/1/23(1) (2) (3)	$5,000	$5,446
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Subseries C,
4.00%, 12/1/23(1) (2) (3)	3,400	3,729
Main Street Natural Gas, Inc. Gas Supply Variable Revenue Bonds, Series B,
4.00%, 12/2/24(1) (2) (3)	5,000	5,668
		27,978
Hawaii – 2.5%
Hawaii State G.O. Unlimited Bonds, Series EH, Unrefunded Balance,
5.00%, 8/1/28	2,000	2,235
Hawaii State G.O. Unlimited Bonds, Series FT,
5.00%, 1/1/28	2,100	2,735
Hawaii State G.O. Unlimited Refunding Bonds, Series EF,
5.00%, 11/1/21	5,000	5,200
Honolulu City & County Adjustable G.O. Unlimited Bonds, Honolulu Rail Transit Project,
5.00%, 9/1/23(1) (2) (3)	5,000	5,556
Honolulu City & County G.O. Unlimited Refunding Bonds, Series F,
5.00%, 7/1/26	725	908
5.00%, 7/1/27	1,200	1,547
University of Hawaii Revenue Refunding Bonds, Series D,
5.00%, 10/1/27	4,425	5,654
		23,835
Illinois – 1.0%
Champaign Coles Et al. Counties Community College District No. 505 G.O. Unlimited Refunding Bonds, Series B, Parkland College,
5.00%, 12/1/24	1,315	1,542
Cook County Community College District No. 504 Triton G.O. Unlimited Bonds, Alternative Revenue Source,
5.00%, 6/1/22	1,150	1,226
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 82.2% continued
Illinois – 1.0%continued
Sangamon County School District No. 186 Springfield G.O. Limited Refunding Bonds, Series B (BAM Insured), Escrowed to Maturity,
5.00%, 2/1/21	$240	$241
Sangamon County School District No. 186 Springfield G.O. Limited Refunding Bonds, Series B, Unrefunded Balance (BAM Insured),
5.00%, 2/1/21	6,020	6,040
		9,049
Indiana – 1.5%
Indiana Finance Authority Water Utility Second Lien Revenue Bonds, Citizens Energy Group,
2.95%, 10/1/22	1,750	1,814
Indiana State Finance Authority Health System Revenue Refunding Bonds, Indiana University Health,
5.00%, 12/1/22	4,000	4,353
Indiana State Finance Authority Hospital Revenue Bonds, Indiana University Health Obligated Group,
1.65%, 7/1/22(1) (2) (3)	6,000	6,079
Indianapolis Local Public Improvement Bond Bank Revenue Bonds, Series A,
5.00%, 1/1/21	1,490	1,490
		13,736
Kansas – 1.0%
Johnson County Internal Improvement G.O. Unlimited Bonds, Series A,
5.00%, 9/1/21	835	862
Manhattan G.O. Unlimited Bonds, Series 01,
1.88%, 6/15/23	1,395	1,396
Manhattan G.O. Unlimited Temporary Notes, Series 2020-03,
0.75%, 6/15/24	7,550	7,559
		9,817
Kentucky – 1.6%
Jefferson County School District Finance Corp. School Building Revenue Bonds, Series A (State Intercept Program),
5.00%, 6/1/21	2,500	2,549

NORTHERN FUNDS QUARTERLY REPORT     65    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
SHORT-INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 82.2% continued
Kentucky – 1.6%continued
Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply,
4.00%, 1/1/25(1) (2) (3)	$8,725	$9,807
Louisville & Jefferson County Metro Government G.O. Unlimited Bonds, Series A,
5.00%, 10/1/27	2,300	2,967
		15,323
Louisiana – 1.6%
Lafayette Parish G.O. Unlimited Refunding Bonds,
5.00%, 3/1/24	500	573
Lafayette Public Power Authority Electric Revenue Bonds,
5.00%, 11/1/26	1,900	2,061
Louisiana Public Facilities Authority Revenue Refunding Bonds, Tulane University of Louis,
5.00%, 4/1/26	1,550	1,896
Louisiana State Gas & Fuels Revenue Refunding Bonds, Series A-1,
4.00%, 5/1/29	6,810	7,141
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, LCTCS Act 360 Project (BAM Insured),
5.00%, 10/1/25	2,495	2,997
		14,668
Maryland – 0.9%
Maryland State & Local Facilities G.O. Unlimited Bonds, Loan of 2013-1,
4.00%, 3/1/26	4,700	4,729
Maryland State G.O. Unlimited Bonds, First Series,
5.00%, 6/1/26	3,000	3,482
		8,211
Massachusetts – 4.7%
Concord G.O. Limited Refunding Bonds, Municipal Purpose Loan,
4.00%, 9/15/23	500	552
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 82.2% continued
Massachusetts – 4.7%continued
Massachusetts State Clean Water Trust Revenue Bonds, Series 22, Green Bonds,
5.00%, 8/1/27	$2,250	$2,915
Massachusetts State Department of Transportation Metropolitan Highway System Variable Revenue Refunding Bonds, Subordinate Contracts,
5.00%, 1/1/23(1) (2) (3)	10,000	10,927
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Northeastern University, Series A,
5.00%, 10/1/27	1,000	1,283
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series A-2,
5.00%, 7/1/28	5,000	6,561
Massachusetts State G.O. Limited bonds, Series A, Prerefunded,
4.50%, 12/1/21(5)	2,000	2,079
Massachusetts State G.O. Limited Refunding Bonds, Series E,
3.00%, 12/1/27	2,915	3,394
Massachusetts State School Building Authority Sales Tax Revenue Refunding Bonds, Senior Series A, Prerefunded,
5.00%, 8/15/22(5)	1,700	1,831
Massachusetts State School Building Authority Sales Tax Revenue Refunding Bonds, Senior Series A, Unrefunded Balance,
5.00%, 8/15/25	8,300	8,948
Massachusetts State Variable G.O. Limited Refunding Bonds, Series A,
5.00%, 6/1/23(1) (2) (3)	5,000	5,568
		44,058
Michigan – 2.6%
Grand Blanc Community Schools G.O. Unlimited Bonds (Q-SBLF Insured),
5.00%, 11/1/28	1,415	1,844
Grand Valley State University Revenue Bonds,
5.00%, 12/1/24	750	875

TAX-EXEMPT FIXED INCOME FUNDS    66    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 82.2% continued
Michigan – 2.6%continued
Lansing Board of Water & Light Utility System Revenue Bonds, Series A, Prerefunded,
5.00%, 7/1/21(5)	$1,245	$1,275
Michigan State Finance Authority Adjustable Revenue Refunding Bonds, Trinity Health,
5.00%, 2/1/25(1) (2) (3)	3,000	3,538
Michigan State Finance Authority Revenue Notes, Series A-2 (State Aid Withholding) (JPMorgan Chase Bank N.A. LOC),
4.00%, 8/20/21	7,000	7,169
Michigan State Finance Authority Revenue Refunding Bonds, Ascension Health Credit Group,
4.00%, 7/1/24(1) (2) (3)	5,000	5,639
Michigan State Finance Authority Revenue Refunding Bonds, Trinity Health Corp.,
5.00%, 12/1/22	2,000	2,182
Romeo Community School District G.O. Unlimited Bonds, Series II (Q-SBLF Insured),
2.00%, 5/1/22	2,025	2,074
		24,596
Minnesota – 3.3%
Hennepin County G.O. Unlimited Bonds, Series A,
5.00%, 12/1/28	3,985	5,357
Hennepin County G.O. Unlimited Refunding Bonds, Series C,
5.00%, 12/1/26	1,175	1,496
Lakeville Independent School District No. 194 G.O. Unlimited Bonds, Series A (School District Credit Program),
3.00%, 2/1/26	1,660	1,890
3.00%, 2/1/27	1,410	1,633
Metropolitan Council Minneapolis-Saint Paul Area G.O. Unlimited GANS, Series C,
5.00%, 12/1/21	11,625	12,133
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 82.2% continued
Minnesota – 3.3%continued
Minnesota State Rural Water Finance Authority Revenue Notes, Public Projects Construction,
1.00%, 8/1/21	$5,000	$5,003
Minnesota State Trunk Highway G.O. Unlimited Bonds, Series B,
5.00%, 10/1/21	2,030	2,103
Saint Paul Independent School District No. 625 G.O. Unlimited Refunding Bonds, Series D (School District Credit Program),
5.00%, 2/1/29	1,310	1,759
		31,374
Missouri – 1.1%
Columbia School District G.O. Unlimited Refunding Bonds,
5.00%, 3/1/26	2,825	3,381
Curators of the University of Missouri System Facilities Revenue Refunding Bonds, Series A,
5.00%, 11/1/26	2,320	2,734
Fort Zumwalt School District G.O. Unlimited Refunding Bonds (State Aid Direct Deposit Program),
4.00%, 3/1/24	1,480	1,652
Lees Summit Moser G.O. Unlimited Bonds, Series A,
3.00%, 4/1/28	2,925	3,009
		10,776
Nevada – 1.1%
Clark County School District G.O. Limited Bonds, Series A (AGM Insured),
3.00%, 6/15/22	550	570
5.00%, 6/15/27	1,000	1,269
Clark County School District G.O. Limited Bonds, Series C (BAM Insured),
2.00%, 6/15/28	3,195	3,302
Nevada State System of Higher Education University Revenue Bonds, Series B,
5.00%, 7/1/26	5,000	5,553
		10,694

NORTHERN FUNDS QUARTERLY REPORT     67    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
SHORT-INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 82.2% continued
New Jersey – 1.1%
New Jersey State G.O. Unlimited Bonds, Covid-19 Go Emergency Bonds,
5.00%, 6/1/27	$2,750	$3,440
Passaic County G.O. Unlimited Bonds, Series A & C,
2.00%, 11/1/26	1,750	1,899
Union County G.O. Unlimited Bonds,
2.00%, 3/1/27	1,875	2,037
Union County G.O. Unlimited Refunding Bonds,
2.00%, 1/15/23	385	400
West Windsor-Plainsboro Regional School District G.O. Unlimited Bonds (School Board Resource Fund Insured),
2.25%, 8/1/26	2,570	2,834
		10,610
New Mexico – 0.2%
Albuquerque Bernalillo County Water Utility Authority Joint Water & Sewer Revenue Refunding Bonds, Series B,
5.00%, 7/1/21	1,675	1,715
New York – 13.6%
Metropolitan Transportation Authority Revenue BANS, Series A-1,
5.00%, 2/1/23	2,715	2,877
Metropolitan Transportation Authority Revenue BANS, Series B-1,
5.00%, 5/15/22	1,610	1,674
Metropolitan Transportation Authority Revenue Bonds, Series D, Prerefunded,
5.00%, 11/15/21(5)	2,500	2,605
New York City Housing Development Corp. MFH Revenue Bonds, Series L, Sustainable Neighborhood Bonds,
2.75%, 12/29/23(1) (2) (3)	3,000	3,123
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution,
5.00%, 6/15/29	2,540	2,594
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 82.2% continued
New York – 13.6%continued
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries E-1,
5.00%, 2/1/26	$2,000	$2,100
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds,
5.00%, 11/1/27	5,000	6,483
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds,
5.00%, 8/1/23	1,000	1,123
5.00%, 2/1/29	3,295	3,751
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Series A,
5.00%, 11/1/23	960	998
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Series D, Fiscal 2013,
5.00%, 11/1/22	1,290	1,401
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Refunding Bonds, Series B,
5.00%, 11/1/26	5,925	6,428
5.00%, 11/1/27	5,150	5,580
New York City Transitional Finance Authority Revenue Future Tax Secured Subordinate Revenue Bonds, Series G,
5.00%, 11/1/25	3,620	4,016
New York G.O. Unlimited Bonds, Series I, Subseries I-A,
5.00%, 4/1/27	1,135	1,441
5.00%, 4/1/28	1,450	1,889
New York G.O. Unlimited Bonds, Series J-10, Fiscal 2008,
5.00%, 8/1/26	2,250	2,805
New York G.O. Unlimited Bonds, Series J-5, Fiscal 2008,
5.00%, 8/1/27	2,500	3,203
5.00%, 8/1/28	1,000	1,313

TAX-EXEMPT FIXED INCOME FUNDS    68    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 82.2% continued
New York – 13.6%continued
New York G.O. Unlimited Refunding Bonds, Series A-1,
5.00%, 8/1/28	$5,000	$6,566
New York G.O. Unlimited Refunding Bonds, Series C-1,
5.00%, 8/1/28	2,500	3,283
New York State Dorm Authority Revenues Non State Supported Debt Revenue Refunding Bonds, Series A, Cornell University,
5.00%, 7/1/26	2,050	2,579
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series A, Group 2,
5.00%, 3/15/31	1,540	2,020
New York State Dormitory Authority State Personal Income Tax General Purpose Revenue Bonds, Series D, Unrefunded Balance,
5.00%, 2/15/27	1,225	1,289
New York State Dormitory Authority State Personal Income Tax General Purpose Revenue Refunding Bonds, Unrefunded Balance,
5.00%, 2/15/26	2,075	2,564
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A,
5.00%, 3/15/24	645	742
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series D,
5.00%, 2/15/26	285	352
New York State Dormitory Authority State Supported Debt Third General Resolution Revenue Bonds, State University,
5.00%, 5/15/26	2,840	3,016
New York State Environmental Facilities Corp. State Clean Water & Drinking Water Subordinated Revenue Refunding SRF Bonds, New York City Municipal Water,
5.00%, 6/15/26	1,400	1,754
New York State HFA Revenue Bonds, Series E, Sustainability Bonds,
1.10%, 5/1/26	2,500	2,514
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 82.2% continued
New York – 13.6%continued
New York State HFA Revenue Bonds, Series F,
1.10%, 11/1/26	$1,350	$1,361
New York State Housing Finance Agency Affordable Housing Revenue Bonds, Series E (SonyMA Insured),
2.10%, 5/1/23	2,000	2,001
2.13%, 11/1/23	1,000	1,010
New York State Housing Finance Agency Affordable Housing Revenue Bonds, Series J,
2.50%, 5/1/22	3,500	3,503
New York State Housing Finance Agency Affordable Housing Sustainability Revenue Bonds, Series M-2 (SonyMa, FHA Insured),
0.75%, 11/1/25	4,000	4,001
New York State School Districts Financing Program Revenue Bonds, Series 2020 (AGM Insured),
5.00%, 10/1/22	1,500	1,626
New York State Thruway Authority Personal Income Tax Revenue Refunding Transportation Bonds, Series A,
5.00%, 3/15/23	3,585	3,706
New York State Urban Development Corp. Personal Income TRB, Series E,
5.00%, 3/15/28	2,175	2,391
5.00%, 3/15/29	2,675	2,940
New York State Urban Development Corp. Revenue Refunding Bonds, Series E-1,
5.00%, 3/15/26	5,000	6,194
New York State Urban Development Corp. Revenue Refunding Bonds, State Personal Income Tax,
5.00%, 3/15/27	3,000	3,823
New York Taxable G.O. Unlimited Refunding Bonds, Series D, Fiscal 2021,
8/1/26(4)	3,000	3,036
Onondaga Civic Development Corp. Revenue Refunding Bonds, Series A, Sycarus University Project,
5.00%, 12/1/27	1,000	1,306

NORTHERN FUNDS QUARTERLY REPORT     69    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
SHORT-INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 82.2% continued
New York – 13.6%continued
Pelham Union Free School District G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 11/1/27	$910	$1,191
Triborough Bridge & Tunnel Authority General Revenue Refunding Bonds, Series B,
5.00%, 11/15/25	7,500	8,152
		128,324
North Carolina – 0.5%
Forsyth County G.O. Unlimited Refunding Bonds,
3.00%, 4/1/28	2,995	3,537
Wake County G.O. Unlimited Refunding Bonds, Series A,
5.00%, 4/1/22	1,500	1,590
		5,127
North Dakota – 0.0%
City of Fargo North Dakota G.O. Unlimited Refunding Bonds, Series A,
3.00%, 5/1/25	220	239
Ohio – 3.1%
Cuyahoga County Sales Tax Revenue Refunding Bonds,
5.00%, 12/1/21	1,115	1,164
Ohio State Common Schools G.O. Unlimited Bonds, Series B, Prerefunded,
5.00%, 6/15/22(5)	2,205	2,359
Ohio State Conservation Projects G.O. Unlimited Bonds, Series A,
4.00%, 3/1/28	2,460	3,057
Ohio State G.O. Unlimited Bonds, Series A,
5.00%, 6/15/26	6,320	7,393
Ohio State Higher Education G.O. Unlimited Bonds, Series A,
5.00%, 5/1/22	1,500	1,597
Ohio State Highway Capital Improvements G.O. Unlimited Bonds, Series S,
5.00%, 5/1/28	5,085	6,308
Ohio State Infrastructure Improvement G.O. Limited Bonds, Series A,
3.00%, 9/1/27	3,000	3,235
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 82.2% continued
Ohio – 3.1%continued
University of Cincinnati Revenue Bonds, Series A, Prerefunded,
5.00%, 6/1/23(5)	$3,280	$3,660
		28,773
Oklahoma – 0.2%
Oklahoma County Finance Authority Educational Facilities Lease Revenue Bonds, Midwest City-Del City Public School,
5.00%, 10/1/25	1,000	1,211
Tulsa Metropolitan Utility Authority Revenue Refunding Bonds, Series A,
1.00%, 7/1/21	1,000	1,004
		2,215
Oregon – 0.3%
Oregon State G.O. Unlimited Bonds, Series L,
5.00%, 11/1/21	905	941
Portland Water System Second Lien Revenue Refunding Bonds,
5.00%, 10/1/27	1,640	1,812
		2,753
Pennsylvania – 0.6%
Easton Area School District Refunding G.O. Limited Bonds, Series A (State Aid Withholding),
4.00%, 4/1/26	1,600	1,904
Pennsylvania State G.O. Unlimited Bonds, Series 1,
4.00%, 6/1/29	1,000	1,048
Pennsylvania State Turnpike Commission Subordinate Revenue Bonds, Series A, Motor License Fund-Enhanced, Prerefunded,
5.00%, 12/1/22(5)	2,435	2,657
		5,609
Tennessee – 1.7%
Chattanooga G.O. Unlimited Refunding Bonds, Series B,
5.00%, 2/1/21	950	953
Hardin County G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 6/1/24	540	625

TAX-EXEMPT FIXED INCOME FUNDS    70    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 82.2% continued
Tennessee – 1.7%continued
Knox County G.O. Unlimited Bonds, Series A,
5.00%, 8/1/27	$2,170	$2,803
Metropolitan Government of Nashville & Davidson County, G.O. Unlimited Refunding Bonds,
5.00%, 7/1/26	6,055	6,757
Tennergy Corp. Gas Revenue Bonds, Series A,
5.00%, 10/1/24(1) (2) (3)	4,500	5,224
		16,362
Texas – 8.4%
Beaumont Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 2/15/23	1,150	1,265
Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series B-1 (PSF, Gtd.),
1.25%, 8/15/22(1) (2) (3)	4,250	4,315
Dallas Area Rapid Transit Senior Lien Sales Tax Revenue Refunding Bonds, Prerefunded,
5.00%, 12/1/22(5)	750	819
Dallas-Fort Worth International Airport Revenue Refunding Bonds, Series A,
5.00%, 11/1/26	1,500	1,878
East Central Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
3.00%, 8/15/24	1,000	1,097
Ector County Independent School District G.O. Unlimited Bonds, School Building (PSF, Gtd.),
5.00%, 8/15/29	615	691
El Paso Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 8/15/23	1,000	1,124
5.00%, 8/15/27	1,000	1,293
Fort Bend Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 8/15/27	2,685	2,885
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 82.2% continued
Texas – 8.4%continued
Fort Bend Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.),
0.88%, 8/1/25(1) (2) (3)	$1,500	$1,519
Goose Creek Consolidated Independent School District G.O. Unlimited Bonds, Series B (PSF, Gtd.),
0.45%, 8/15/22(1) (2) (3)	4,000	4,011
Harris County Cultural Education Facilities Finance Corp. Variable Revenue Bonds, Series A, Texas Medical Center,
0.90%, 5/15/25(1) (2) (3)	2,000	2,003
Harris County Toll Road First Lien Revenue Refunding Bonds ,
8/15/26(4)	1,825	2,289
Houston Utility System First Lien Revenue Refunding Bonds, Series B,
5.00%, 11/15/21	4,165	4,340
Katy Independent School District Variable G.O. Unlimited Refunding Bonds, Series 2015C (PSF, Gtd.),
(Floating, ICE LIBOR USD 1M + 0.28%), 0.39%, 8/16/21(1) (3)	1,900	1,898
Klein Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 8/1/21	1,500	1,541
Laredo Certificates Obligation G.O. Limited Bonds,
5.00%, 2/15/23	500	548
Laredo Public Property Finance Contractual Obligation G.O. Limited Bonds,
5.00%, 2/15/27	800	1,000
Leander G.O. Limited Refunding Bonds,
5.00%, 8/15/21	550	566
5.00%, 8/15/22	500	538
Leander Independent School District G.O. Unlimited Bonds, Series A, School Building (PSF, Gtd.),
5.00%, 8/15/23	1,000	1,125
Leander Independent School District G.O. Unlimited Bonds, Series C (PSF, Gtd.),
5.00%, 8/15/28	750	994

NORTHERN FUNDS QUARTERLY REPORT     71    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
SHORT-INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 82.2% continued
Texas – 8.4%continued
Lewisville Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 8/15/23	$1,330	$1,496
McAllen Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),
4.00%, 2/15/26	1,000	1,187
Northside Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
1.60%, 8/1/24(1) (2) (3)	1,490	1,546
San Antonio Electric & Gas Junior Lien Variable Revenue Bonds,
1.13%, 12/1/26(1) (2) (3)	3,500	3,608
San Antonio Electric & Gas Revenue Refunding Bonds,
5.00%, 2/1/25	645	694
Southwest Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/1/28	915	1,190
Texas State TRANS,
4.00%, 8/26/21	27,835	28,529
Texas State Variable G.O. Unlimited Refunding Bonds, Water Financial Assistance,
1.85%, 8/1/22(1) (2) (3)	895	896
University of Texas Revenue Refunding Bonds, Series I,
5.00%, 8/15/21	1,500	1,545
West Harris County Regional Water Authority System Revenue Refunding Bonds, Series A,
5.00%, 12/15/21	500	523
		78,953
Utah – 1.8%
Cache County School District G.O. Unlimited Refunding Bonds, Utah School Bond Guaranty Program (School Board Guaranty Program),
5.00%, 6/15/21	2,650	2,707
Davis County School District G.O. Unlimited Refunding Bonds, Utah School Bond Guaranty (School Board Guaranty Program),
3.00%, 6/1/28	4,095	4,470
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 82.2% continued
Utah – 1.8%continued
Jordan Valley Water Conservancy District Revenue Refunding Bonds, Series A, Unrefunded Balance,
5.00%, 10/1/27	$45	$45
5.00%, 10/1/28	30	30
Utah County Hospital Revenue Bonds, Series B, IHC Health Services, Inc.,
5.00%, 8/1/24(1) (2) (3)	8,000	9,306
		16,558
Virginia – 2.1%
Fairfax County G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding),
4.00%, 10/1/26	5,000	6,061
Fairfax County IDA Health Care Revenue Refunding Bonds, Inova Health System,
5.00%, 5/15/23(1) (2) (3)	9,125	10,136
Virginia State College Building Authority Educational Facilities Revenue Bonds, Series A, 21st Century College & Equipment, Prerefunded,
5.00%, 2/1/21(5)	1,000	1,004
Virginia State Public School Authority School Financing Revenue Bonds, Series C (State Aid Withholding),
5.00%, 8/1/21	1,260	1,295
Virginia State Resources Authority Infrastructure Revenue Refunding Bonds, Virginia Pooled Financing Program (State Intercept Program),
5.00%, 11/1/22	1,110	1,208
		19,704
Washington – 4.8%
Franklin County School District No. 1 Pasco G.O. Unlimited Bonds (School Board Guaranty Program),
4.00%, 12/1/28	1,500	1,617
Franklin County School District No. 1 Pasco G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/26	1,340	1,583

TAX-EXEMPT FIXED INCOME FUNDS    72    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 82.2% continued
Washington – 4.8%continued
King County Lake Washington School District No. 414 G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
4.00%, 12/1/27	$2,000	$2,479
4.00%, 12/1/28	3,000	3,780
King County School District No. 411 Issaquah G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/24	1,045	1,140
Pierce County Bethel School District No. 403 G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
4.00%, 12/1/21	850	880
4.00%, 12/1/22	800	858
4.00%, 12/1/27	1,250	1,538
Pierce County School District No. 320 G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
4.00%, 12/1/28	650	728
Pierce County School District No. 83 University Place G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/26	3,205	3,798
Snohomish County School District No. 15 Edmonds G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/21	750	783
Snohomish County School District No. 201 G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/23	1,200	1,252
Thurston & Pierce Counties Community Schools G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/23	685	778
Walla Walla County School District No. 250 College Place G.O. Unlimited Bonds (School Board Guaranty Program),
4.25%, 12/1/28	2,445	2,571
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 82.2% continued
Washington – 4.8%continued
Washington State G.O. Unlimited Bonds, Series 2017-A,
5.00%, 8/1/29	$2,400	$2,986
Washington State G.O. Unlimited Refunding Bonds, Motor Vehicle Fuel Tax,
5.00%, 7/1/25	1,000	1,071
5.00%, 7/1/26	5,000	5,353
Washington State G.O. Unlimited Refunding Bonds, Series R-2013A,
5.00%, 7/1/24	750	804
Washington State Motor Vehicle Fuel Tax G.O. Unlimited Bonds, Series E,
5.00%, 2/1/22	775	815
Washington State Various Purpose G.O. Unlimited Refunding Bonds, Series R-2012C,
4.00%, 7/1/28	7,495	7,903
Washington State Various Purpose G.O. Unlimited Refunding Bonds, Series R-C,
4.00%, 7/1/27	1,840	2,005
		44,722
West Virginia – 0.3%
West Virginia State University Revenue Bonds, Series B, Virginia University Projects, Prerefunded,
4.75%, 10/1/21(5)	2,595	2,684
Wisconsin – 2.7%
Gateway Technical College District G.O. Unlimited Promissory Notes, Series A-20,
3.00%, 4/1/26	825	935
Janesville G.O. Unlimited Promissory Notes, Series A,
2.00%, 2/1/22	455	464
Wisconsin State G.O. Unlimited Bonds, Series B,
5.00%, 5/1/21	3,405	3,458
Wisconsin State G.O. Unlimited Refunding Bonds,
5.00%, 11/1/21	1,000	1,040
Wisconsin State G.O. Unlimited Refunding Bonds, Series 3,
5.00%, 11/1/25	3,925	4,271

NORTHERN FUNDS QUARTERLY REPORT     73    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
SHORT-INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 82.2% continued
Wisconsin – 2.7%continued
Wisconsin State G.O. Unlimited Refunding Bonds, Series 4,
5.00%, 5/1/26	$645	$760
Wisconsin State Housing & EDA Revenue Bonds, Series A,
1.60%, 11/1/22(1) (2) (3)	1,000	1,009
Wisconsin State Transportation Revenue Bonds, Series A,
5.00%, 7/1/28	4,000	5,004
Wisconsin State Transportation Revenue Refunding Bonds, Series 1, Unrefunded Balance,
5.00%, 7/1/25	7,505	8,405
		25,346
Total Municipal Bonds
(Cost $755,918)		774,369

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 7.5%
Northern Institutional Funds - Municipal Portfolio (Shares), 0.00%(6) (7)	25,000,000	$25,000
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(6) (7)	45,768,813	45,769
Total Investment Companies
(Cost $70,769)		70,769

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 11.1%
American Municipal Power-Ohio, Inc., Revenue Bonds, Series A, Build America Bonds, Combined Hydroelectric Projects, 2.25%, 8/15/21(1) (2) (3)	$1,000	$1,002
California State Infrastructure & Economic Development Bank Revenue Bonds (AMT), Brightline West Passenger, 0.45%, 7/1/21(1) (2) (3) (8)	2,500	2,502
California State School Cash Reserve Program Authority Revenue Notes, Series D, 2.00%, 5/3/21	10,000	10,055
Colorado State General Fund TRANS, 4.00%, 6/25/21	2,725	2,775
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 11.1% continued
Greenville County School District G.O. Unlimited Bonds, Series C (SCSDE Insured), 3.00%, 6/1/21	$1,500	$1,517
King County Variable G.O. Limited Refunding Bonds, Series A, 0.02%, 1/6/21(1) (3) (9)	13,200	13,200
Los Angeles County TRANS, Series A, 4.00%, 6/30/21	15,000	15,285
Madison Metropolitan School District TRANS, 2.00%, 9/2/21	2,175	2,202
Massachusetts State G.O. Limited Bonds, Series A, 5.00%, 3/1/21	3,000	3,023
Massachusetts State G.O. Unlimited RANS, Series A, 2.00%, 4/21/21	11,275	11,337
New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Second General Resolution, 0.02%, 1/6/21(1) (3) (9)	5,000	5,000
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series A-1, 5.00%, 5/1/21	1,000	1,016
New York State HFA Variable Revenue Refunding Bonds, Affordable Housing (SonyMA Insured), 1.88%, 11/1/21(1) (2) (3)	2,355	2,357
Ohio State University Variable Revenue Bonds, Series B-1, 0.04%, 1/13/21(1) (3) (9)	5,325	5,325
Ohio State Variable G.O. Unlimited Bonds, Series B, Common Schools, 0.04%, 1/13/21(1) (3) (9)	10,360	10,360
Orange County HFA Revenue Bonds, Series A, Willow Key Apartments, 1.90%, 4/1/21(1) (2) (3)	1,300	1,305
San Antonio Electric & Gas Variable Revenue Refunding Bonds, Series B, 2.00%, 12/1/21(1) (2) (3)	2,000	2,014

TAX-EXEMPT FIXED INCOME FUNDS    74    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 11.1% continued
San Diego Unified School District TRANS, Series A, 5.00%, 6/30/21	$5,000	$5,118
Utah County Hospital Revenue Bonds, Series C, IHC Health Services, Inc., 0.03%, 1/6/21(1) (3) (9)	9,700	9,700
Total Short-Term Investments
(Cost $105,059)		105,093

Total Investments – 100.8%
(Cost $931,746)		950,231
Liabilities less Other Assets – (0.8%)		(7,615)
NET ASSETS – 100.0%		$942,616

(1)	Maturity date represents the puttable date.
(2)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(3)	Variable rate security. Rate as of December 31, 2020 is disclosed.
(4)	When-Issued Security. Coupon rate is not in effect at December 31, 2020.
(5)	Maturity date represents the prerefunded date.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of December 31, 2020 is disclosed.
(8)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(9)	Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

EDA - Economic Development Authority

FGIC - Financial Guaranty Insurance Corporation

FHA - Federal Housing Administration

G.O. - General Obligation

GANS - Grant Anticipation Notes

GARVEE - Grant Anticipation Revenue Vehicle

Gtd. - Guaranteed

HFA - Housing Finance Authority

ICE - Intercontinental Exchange

IDA - Industrial Development Authority

LIBOR - London Interbank Offered Rate

LOC - Letter of Credit

MFH - Multi-Family Housing

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

RANS - Revenue Anticipation Notes

SCSDE - South Carolina State Department of Education

SonyMA - State of New York Mortgage Agency

SRF - Special Revenue Fund

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

USD - United States Dollar
Percentages shown are based on Net Assets.
At December 31, 2020, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF INVESTMENTS
Education	6.1%
General	16.3
General Obligation	31.8
Higher Education	5.4
Medical	6.6
School District	11.1
Short-Term Investments	7.4
Transportation	5.4
All other sectors less than 5%	9.9
Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT     75    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
SHORT-INTERMEDIATE TAX-EXEMPT FUND continued	December 31, 2020 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$774,369	$—	$774,369
Investment Companies	70,769	—	—	70,769
Short-Term Investments	—	105,093	—	105,093
Total Investments	$70,769	$879,462	$—	$950,231

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - Municipal Portfolio (Shares)	$25,000	$—	$—	$13	$25,000	25,000,000
Northern Institutional Funds - U.S. Government Portfolio (Shares)	42,134	439,638	436,003	22	45,769	45,768,813
Total	$67,134	$439,638	$436,003	$35	$70,769	70,768,813
TAX-EXEMPT FIXED INCOME FUNDS    76    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
TAX-EXEMPT FUND	December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 87.6%
Alabama – 1.4%
Alabama State Public School & College Authority Revenue Refunding Bonds, Series A, Social Bonds,
5.00%, 11/1/33	$2,000	$2,747
5.00%, 11/1/39	11,000	14,812
Birmingham G.O. Unlimited Convertible CABS, Series A, Prerefunded,
5.00%, 3/1/23(1)	815	898
Birmingham G.O. Unlimited Convertible CABS, Series A, Unrefunded Balance,
5.00%, 3/1/27	185	204
Black Belt Energy Gas District Alabama Gas Prepay Revenue Bonds, Series A-1, Project No. 5,
4.00%, 10/1/26(2) (3) (4)	2,500	2,937
City of Madison Board of Education Special Tax School Warrants,
4.00%, 2/1/44	4,540	5,401
		26,999
Alaska – 0.2%
Alaska State Housing Finance Corp. Mortgage Revenue Refunding Bonds, General Mortgage Revenue Bond,
5.00%, 6/1/33	2,500	3,208
Arizona – 2.6%
Arizona Board of Regents State University System Revenue Bonds, Series B, Green Bonds,
5.00%, 7/1/42	2,000	2,397
Arizona Board of Regents State University System Revenue Refunding Bonds, Series B,
5.00%, 7/1/43	2,000	2,440
Arizona IDA Hospital Revenue Bonds, Phoenix Children's Hospital,
3.00%, 2/1/45	1,100	1,172
4.00%, 2/1/50	2,000	2,340
Arizona State IDA Lease Revenue Bonds, Series A,
3.00%, 9/1/50	1,600	1,657
Arizona State Transportation Board Highway Revenue Refunding Bonds,
5.00%, 7/1/30	1,485	1,836
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.6% continued
Arizona – 2.6%continued
Arizona State University Revenue Bonds, Series A, Green Bonds,
5.00%, 7/1/43	$1,000	$1,284
Goodyear Water & Sewer Subordinate Lien Obligations Revenue Bonds, Second Series (AGM Insured),
4.00%, 7/1/45	2,000	2,376
Maricopa County IDA Educational Facilities Revenue Bonds, Creighton University Project,
4.00%, 7/1/50	5,000	5,620
Northern Arizona University Revenue Refunding Bonds, Series B (BAM Insured),
5.00%, 6/1/39	2,500	3,219
Phoenix Civic Airport Improvement Corp. Junior Lien Airport Revenue Bonds,
4.00%, 7/1/44	5,000	5,782
Phoenix Civic Improvement Corp. District Convertible Revenue CABS, Series B, Civic Plaza (NATL Insured),
5.50%, 7/1/38	2,500	3,901
Phoenix Civic Improvement Corp. Water System Junior Lien Revenue Bonds, Series A,
5.00%, 7/1/39	5,000	5,750
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds,
5.00%, 1/1/39	4,000	5,053
Scottsdale Taxable G.O. Unlimited Refunding Bonds,
1.34%, 7/1/30	1,470	1,490
Student & Academic Services LLC Lease Revenue Bonds, Northern Arizona Capital Facilities (BAM Insured),
5.00%, 6/1/44	2,000	2,257
Yavapai County IDA Hospital Facility Revenue Refunding Bonds, Yavapai Regional Medical,
3.13%, 8/1/43	2,000	2,124
		50,698
California – 6.6%
Berkeley TRANS,
1.75%, 7/27/21	5,905	5,961

NORTHERN FUNDS QUARTERLY REPORT     77    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.6% continued
California – 6.6%continued
California HFA Municipal Certificates Revenue Bonds, Series 2, Class A,
4.00%, 3/20/33	$985	$1,110
California School Finance Authority Educational Facilities Revenue Bonds, Series A,
4.00%, 7/1/55	1,075	1,235
California State Educational Facilities Authority Revenue Bonds, Series V-1, Stanford University,
5.00%, 5/1/49	4,500	7,391
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	75	75
California State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/26	700	881
California State G.O. Unlimited Refunding Bonds, Bid Group B,
5.00%, 11/1/29	5,000	6,838
California State G.O. Unlimited Various Purpose Refunding Bonds,
5.00%, 4/1/38	5,000	5,699
California State Health Facilities Financing Authority Revenue Refunding Bonds, Series A, CommonSpirit Health,
4.00%, 4/1/45	2,500	2,881
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,
5.00%, 5/15/43	2,000	2,333
California State Public Works Board Lease Revenue Refunding Bonds, Various Capital Projects,
5.00%, 11/1/23	1,000	1,134
California State University Revenue Bonds, Series A,
5.00%, 11/1/37	1,110	1,477
California State Various Purpose G.O. Unlimited Bonds,
5.25%, 10/1/39	5,000	6,126
Carlsbad Unified School District G.O. Unlimited Convertible CABS, Series B, Election,
6.00%, 5/1/34	2,500	2,961
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.6% continued
California – 6.6%continued
Central Unified School District G.O. Unlimited Bonds, Series B, Election of 2016,
5.00%, 8/1/43	$1,000	$1,202
Chino Valley Unified School District G.O. Limited Bonds, Series B,
4.00%, 8/1/45	500	600
CSCDA Student Housing Revenue Refunding Bonds, CHF-Irvine, LLC,
5.00%, 5/15/32	1,000	1,134
Los Angeles Department of Airports Airport Subordinated Revenue Refunding Bonds,
5.00%, 5/15/36	2,745	3,540
5.00%, 5/15/43	5,000	6,330
Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),
5.00%, 5/15/34	3,000	3,745
Los Angeles Department of Water & Power System Revenue Bonds, Series A,
5.00%, 7/1/32	880	1,165
Los Angeles Department of Water & Power System Revenue Bonds, Series C,
5.00%, 7/1/39	1,000	1,315
Los Angeles Department of Water & Power System Revenue Refunding Bonds, Series A,
5.00%, 7/1/31	1,445	1,703
Los Angeles Department of Water & Power System Revenue Refunding Bonds, Series D,
5.00%, 7/1/43	5,000	6,339
Los Angeles Department of Water & Power Waterworks Revenue Bonds, Series A,
5.00%, 7/1/39	2,070	2,627
Los Angeles Unified School District G.O. Unlimited Bonds, Series C,
3.00%, 7/1/45	1,500	1,630
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/31	3,000	4,117

TAX-EXEMPT FIXED INCOME FUNDS    78    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.6% continued
California – 6.6%continued
Morgan Hill Redevelopment Agency Successor Agency Taxable Allocation Refunding Bonds,
1.81%, 9/1/30	$2,000	$1,999
Natomas Unified School District G.O. Unlimited Bonds, Series A (AGM Insured),
4.00%, 8/1/49	2,000	2,250
Newport Mesa Unified School District G.O. Unlimited Refunding CABS Bonds,
0.00%, 8/1/41(5)	2,000	1,032
Northern Energy Authority Commodity Supply Revenue Bonds, Series A,
4.00%, 7/1/24(2) (3) (4)	2,500	2,786
Novato Unified School District G.O. Unlimited Bonds, Series C, Election of 2016,
2.38%, 8/1/45	1,000	1,018
Oakland Unified School District Alameda County G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 8/1/28	1,000	1,194
Oxnard School District G.O. Unlimited Bonds, Series C, Election of 2016 (AGM Insured),
3.00%, 8/1/50	2,000	2,102
Palomar Community College District G.O. Unlimited Convertible CABS, Election,
(Step to 6.38% on 8/1/30), 0.00%, 8/1/45(6)	2,500	2,769
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/38	2,500	3,143
5.00%, 5/1/42	1,500	1,792
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds,
5.00%, 5/1/36	3,300	4,240
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series B, Regional Water,
5.00%, 11/1/50	5,000	6,178
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.6% continued
California – 6.6%continued
San Francisco Community College District G.O. Unlimited Bonds, Series A, Election of 2020,
4.00%, 6/15/45	$2,000	$2,405
San Juan Unified School District G.O. Unlimited Bonds, Series N, Election of 2012,
4.00%, 8/1/29	2,000	2,368
Santa Monica Community College District Taxable G.O. Unlimited Refunding Bonds,
1.70%, 8/1/30	1,000	1,023
1.85%, 8/1/31	400	410
Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008, Prerefunded,
6.00%, 7/1/21(1)	1,100	1,132
Sequoia Union High School District Taxable G.O. Unlimited Refunding Bonds,
2.61%, 7/1/35	1,000	1,068
Solano County Community College G.O. Unlimited Bonds, Series A, District Election of 2012,
(Step to 5.13% on 8/1/23), 0.00%, 8/1/41(6)	3,200	3,641
South Placer Wastewater Authority Revenue Refunding Bonds, Series 2020,
5.00%, 11/1/35	500	727
University of California Taxable Revenue Bonds, Series BG,
1.32%, 5/15/27	2,000	2,032
Vacaville Unified School District G.O. Unlimited Series D,
4.00%, 8/1/45	500	586
Westminster School District G.O. Unlimited Bonds, Series C, Election of 2016,
3.00%, 8/1/50	2,500	2,645
		130,089

NORTHERN FUNDS QUARTERLY REPORT     79    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.6% continued
Colorado – 3.5%
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding),
5.25%, 12/1/40	$4,775	$5,887
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding), Prerefunded,
5.25%, 12/1/26(1)	225	289
Arapahoe County School District No. 6 Littleton G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.50%, 12/1/43	5,000	6,505
Aurora Water Revenue Refunding Bonds, Green Bonds,
5.00%, 8/1/41	4,000	4,840
Colorado State COPS ,Series A,
4.00%, 12/15/37	10,000	11,872
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series A, University of Denver Project,
5.00%, 3/1/40	2,500	2,956
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, University of Denver Project (NATL Insured),
5.00%, 3/1/35	2,000	2,721
Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Adventist Health System Sunbelt,
4.00%, 11/15/41	1,000	1,115
Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Series A, Commonspirit Health,
4.00%, 8/1/49	3,680	4,147
Colorado State School of Mines Institutional Enterprise Revenue Bonds, Series B,
5.00%, 12/1/42	3,400	4,063
Denver City & County Airport System Subordinate Revenue Refunding Bonds (AMT), Series A,
5.00%, 12/1/43	2,000	2,415
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.6% continued
Colorado – 3.5%continued
Denver City & County Dedicated Tax Revenue CABS, Series A-2,
0.00%, 8/1/37(5)	$2,750	$1,620
0.00%, 8/1/39(5)	2,805	1,508
Denver City & County Dedicated Tax Revenue Refunding & Improvement Bonds, Series A,
5.00%, 8/1/42	1,500	1,779
Denver City & County School District No. 1 COPS, Series B,
5.25%, 12/1/40	1,805	1,818
El Paso County School District No. 12 Cheyenne Mountain G.O. Unlimited Bonds (State Aid Withholding), Prerefunded,
5.25%, 9/15/24(1)	5,000	5,917
Jefferson County School District No. R-001 G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 12/15/37	5,000	6,461
Little Thompson Water District Revenue Bonds,
4.00%, 12/1/50	1,275	1,501
Regional Transportation District Private Activity Revenue Refunding Bonds, Denver Transit Partners,
4.00%, 7/15/39	800	1,016
		68,430
Connecticut – 0.7%
Connecticut State G.O. Unlimited Bonds, Series 2021 A,
1/15/35(7)	2,000	2,253
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series K, Sacred Heart University,
4.00%, 7/1/45	1,500	1,715
Connecticut State Special Tax Obligation Revenue Bonds, Series A, Transportation Infrastructure,
5.00%, 8/1/34	3,000	3,529
Connecticut State Special Tax Obligation Revenue Bonds, Series B,
5.00%, 10/1/31	2,500	3,229

TAX-EXEMPT FIXED INCOME FUNDS    80    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.6% continued
Connecticut – 0.7%continued
University of Connecticut Revenue Bonds, Series A,
5.25%, 11/15/47	$3,000	$3,772
		14,498
District of Columbia – 1.7%
District of Columbia G.O. Unlimited Bonds, Series A,
5.00%, 6/1/43	5,000	6,314
District of Columbia G.O. Unlimited Bonds, Series C,
5.00%, 6/1/38	1,000	1,141
District of Columbia Water & Sewer Authority Public Utility Subordinate Lien Multimodal Variable Revenue Bonds, Series C,
1.75%, 10/1/24(2) (3) (4)	5,000	5,234
District of Columbia Water & Sewer Authority Public Utility Subordinate Revenue Bonds, Series A, Green Bonds,
5.00%, 10/1/45	2,500	2,946
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding Bonds, Series A, Dulles Metrorail & Capital Improvement,
5.00%, 10/1/44	2,000	2,446
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/28	5,000	5,351
5.00%, 10/1/43	4,000	4,908
Washington Metropolitan Area Transit Authority Gross Revenue Bonds,
5.00%, 7/1/38	1,800	2,210
5.00%, 7/1/43	3,000	3,642
		34,192
Florida – 5.1%
Broward County Airport System Revenue Bonds (AMT),
5.00%, 10/1/42	2,500	2,978
Broward County Airport System Revenue Bonds, Series A (AMT),
4.00%, 10/1/44	3,000	3,412
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.6% continued
Florida – 5.1%continued
Broward County Airport System Revenue Bonds, Series C, Prerefunded,
5.25%, 10/1/23(1)	$5,000	$5,685
Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured), Prerefunded,
5.00%, 9/1/21(1)	1,495	1,542
Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured), Unrefunded Balance,
5.00%, 9/1/24	410	422
5.00%, 9/1/25	330	339
Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT), Prerefunded,
5.00%, 9/1/21(1)	1,680	1,731
Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT), Unrefunded Balance,
5.00%, 9/1/23	820	840
Central Florida Expressway Authority Senior Lien Revenue Bonds, Series B,
5.00%, 7/1/44	2,500	3,132
Davie Educational Facilities Revenue Refunding Bonds, Nova Southeastern University Project,
5.00%, 4/1/48	2,000	2,349
Florida State Board of Education Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/28	1,000	1,325
Florida State Department Transportation G.O. Unlimited Refunding Bonds,
3.00%, 7/1/30	2,500	2,581
Florida State Development Finance Corp. Educational Facility Revenue Bonds, Mater Academy Project, Series A,
5.00%, 6/15/50	2,000	2,268
Florida State Higher Educational Facilities Financial Authority Revenue Bonds, Florida Institute of Technology,
4.00%, 10/1/44	1,750	1,801

NORTHERN FUNDS QUARTERLY REPORT     81    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.6% continued
Florida – 5.1%continued
Florida State Higher Educational Facilities Financial Authority Revenue Bonds, Ringling College Project,
5.00%, 3/1/49	$3,000	$3,415
Florida State Turnpike Authority Revenue Bonds, Series C, Department of Transportation,
4.50%, 7/1/43	3,000	3,254
Greater Orlando Aviation Authority Airport Facilities Priority Subordinated Revenue Bonds, Series A (AMT),
5.00%, 10/1/42	1,965	2,350
Hillsborough County Aviation Authority Customer Facilities Charge Revenue Bonds, Series A, Tampa International Airport,
5.00%, 10/1/44	2,500	2,765
Hillsborough County IDA Hospital Revenue Bonds, Series A, Tampa General Hospital Project,
3.50%, 8/1/55	4,000	4,321
Miami-Dade County Aviation Revenue Refunding Bonds,
5.00%, 10/1/41	450	533
Miami-Dade County Aviation Revenue Refunding Bonds (AMT),
5.00%, 10/1/27	2,000	2,302
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/38	5,000	5,667
Miami-Dade County Expressway Authority Toll System Revenue Bonds, Series A,
5.00%, 7/1/39	4,025	4,503
Miami-Dade County Special Obligation Subordinate Taxable Revenue Refunding Bonds, Series 2,
10/1/30(7)	750	760
Miami-Dade County Taxable G.O. Unlimited Refunding Bonds, Series B,
2.25%, 7/1/34	2,500	2,583
Miami-Dade County Transit System Sales Surtax Revenue Bonds,
5.00%, 7/1/42	10,000	10,721
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.6% continued
Florida – 5.1%continued
Miami-Dade County Transit System Sales Surtax Revenue Bonds, Series A,
4.00%, 7/1/44	$1,500	$1,797
4.00%, 7/1/49	495	587
Orange County HFA Multifamily Variable Revenue Bonds, Jernigan Gardens Project (HUD Sector 8 Program),
0.35%, 10/1/22(2) (3) (4)	5,000	4,998
Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Prerefunded,
5.00%, 10/1/21(1)	75	78
Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Unrefunded Balance,
5.00%, 10/1/31	4,925	5,093
Pasco County School Board COPS, Series A (BAM Insured),
5.00%, 8/1/43	3,000	3,690
Tampa Bay Water Regional Water Supply Authority Utility System Revenue Bonds,
5.00%, 10/1/38	5,000	5,605
Tampa Bay Water Regional Water Supply Authority Utility System Revenue Refunding Bonds, Series A,
5.00%, 10/1/36	1,750	2,159
Tampa-Hillsborough County Expressway Authority Taxable Revenue Refunding Bonds, Series B (BAM Insured),
2.64%, 7/1/36	1,000	1,016
2.69%, 7/1/37	1,470	1,492
		100,094
Georgia – 1.8%
Atlanta Airport Revenue Refunding Bonds, Series B (AMT),
5.00%, 7/1/29	2,300	3,031
Georgia State G.O. Unlimited Bonds, Series A-Group 2,
5.00%, 8/1/31	5,000	6,964
Georgia State G.O. Unlimited Bonds, Series A-Tranche 2,
5.00%, 7/1/31	2,000	2,700

TAX-EXEMPT FIXED INCOME FUNDS    82    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.6% continued
Georgia – 1.8%continued
Georgia State Housing & Finance Authority Revenue Bonds, Series B,
3.25%, 12/1/49	$5,000	$5,378
Gwinnett County School District G.O. Unlimited Bonds,
5.00%, 2/1/40	5,000	6,494
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Series A,
5.00%, 5/15/43	500	601
5.00%, 5/15/49	1,000	1,507
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Subseries C,
4.00%, 12/1/23(2) (3) (4)	1,650	1,810
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project,
5.50%, 7/1/60	2,500	2,875
Private Colleges & Universities Authority Revenue Refunding Bonds, Series B, Emory University,
5.00%, 9/1/30	3,455	4,764
		36,124
Hawaii – 0.5%
Hawaii State Airports System Revenue Bonds, Series A (AMT),
5.00%, 7/1/48	4,000	4,832
Honolulu City & County G.O. Unlimited Bonds, Series A,
5.00%, 9/1/43	2,000	2,529
Honolulu City & County Wastewater System Taxable Revenue Refunding Bonds, Series A,
1.00%, 7/1/27	1,265	1,272
1.47%, 7/1/30	1,500	1,515
		10,148
Idaho – 0.1%
Idaho State Health Facilities Authority Hospital Revenue Bonds, Trinity Health Credit Group,
4.00%, 12/1/43	2,000	2,312
Illinois – 5.5%
Chicago Midway Airport Second Lien Revenue Refunding Bonds, Series B,
5.25%, 1/1/34	2,500	2,708
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.6% continued
Illinois – 5.5%continued
Chicago O'Hare International Airport Revenue Refunding Bonds, Series A, Passenger Facilities Charge,
5.00%, 1/1/23	$2,000	$2,095
Chicago O'Hare International Airport Senior Lien General Revenue Bonds, Series D,
5.00%, 1/1/39	1,015	1,090
Chicago O'Hare International Airport Senior Lien General Revenue Refunding Bonds, Series B,
5.00%, 1/1/41	3,100	3,618
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds, Series A,
5.00%, 1/1/35	10,000	12,850
4.00%, 1/1/36	3,000	3,542
Cook County Sales Tax Revenue Refunding Bonds,
4.00%, 11/15/38	5,000	5,542
Cook Kane Lake & Mchenry Counties Community College District No. 512 G.O. Unlimited Bonds,
3.00%, 12/15/37	4,000	4,431
Du Page & Cook Counties Community Unit School District No. 205 G.O. Unlimited Bonds,
3.00%, 1/1/38	3,685	4,058
Du Page County Revenue Refunding Bonds, Morton Abroretum Project,
3.00%, 5/15/47	1,500	1,531
Illinois State Educational Facilities Authority Revenue Bonds, Field Museum of Natural History,
3.90%, 11/1/36	1,740	1,910
Illinois State Finance Authority Academic Facilities Lease Revenue Bonds, University of Illinois at Urbana-Champaign,
5.00%, 10/1/49	1,250	1,463
Illinois State Finance Authority Revenue Bonds, Northwestern University,
5.00%, 12/1/28	1,500	2,002
Illinois State Finance Authority Revenue Bonds, Series A, DePaul University, Prerefunded,
6.13%, 4/1/21(1)	5,000	5,072

NORTHERN FUNDS QUARTERLY REPORT     83    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.6% continued
Illinois – 5.5%continued
Illinois State Finance Authority Revenue Bonds, Township High School District,
4.00%, 12/1/37	$5,745	$6,954
Illinois State Finance Authority Revenue Refunding Bonds, Edward-Elmhurst Healthcare,
4.25%, 1/1/44	5,000	5,699
5.00%, 1/1/44	2,500	2,971
Illinois State Finance Authority Revenue Refunding Bonds, Northshore University Health System,
3.25%, 8/15/49	5,000	5,390
Illinois State Finance Authority Revenue Refunding Bonds, OSF Healthcare System,
3.00%, 5/15/50	2,500	2,601
4.00%, 5/15/50	3,150	3,616
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center,
5.00%, 11/15/38	1,500	1,734
Illinois State Municipal Electric Agency Power Supply Revenue Refunding Bonds, Series A,
4.00%, 2/1/33	4,750	5,289
Illinois State Toll Highway Authority Senior Revenue Bonds, Series A,
5.00%, 1/1/45	5,000	6,436
Illinois State Toll Highway Authority Senior Revenue Bonds, Series B,
5.00%, 1/1/41	2,000	2,365
Regional Transportation Authority Revenue Bonds, Series A (AGM Insured),
5.75%, 6/1/34	3,400	4,767
Schaumburg G.O. Unlimited Refunding Bonds, Series A,
4.00%, 12/1/41	5,000	5,317
Will Grundy Etc. Counties Community College District No. 525 G.O. Unlimited Refunding Bonds, Alternative Revenue Source,
5.25%, 6/1/36	2,500	2,833
		107,884
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.6% continued
Indiana – 0.8%
Indiana Finance Authority Environmental Facilities Variable Revenue Refunding Bonds (AMT), Indianapolis Power & Light Co. Project,
0.95%, 4/1/26(2) (3) (4)	$1,500	$1,505
Indiana Finance Authority Environmental Facilities Variable Revenue Refunding Bonds, Indianapolis Power & Light Co. Project,
0.75%, 4/1/26(2) (3) (4)	1,125	1,130
Indiana Finance Authority Wastewater Utility First Lien Revenue Bonds, Series A, CWA Authority,
5.25%, 10/1/38	3,150	3,260
4.25%, 10/1/44	3,000	3,302
Indiana State Health & Educational Facilities Financing Authority Ascension Senior Credit Group Revenue Refunding Bonds,
4.00%, 11/15/46	2,900	3,290
Indianapolis Local Public Improvement Bond Bank Revenue Bonds, Indianapolis Airport Authority Project,
5.00%, 1/1/44	2,000	2,499
		14,986
Iowa – 0.3%
Pefa Inc., Iowa Gas Project Revenue Bonds,
5.00%, 9/1/26(2) (3) (4)	5,000	6,127
Kansas – 0.3%
McPherson Water Revenue Refunding Bonds, Series A (AGM Insured),
10/1/51(7)	2,250	2,249
Olathe City G.O. Unlimited Temporary Notes, Series A,
3.00%, 8/1/21	4,000	4,063
		6,312
Kentucky – 2.1%
Carroll County Environmental Facilities Revenue Bonds (AMT), Kentucky Utilities Co. Project,
1.75%, 9/1/26(2) (3) (4)	1,500	1,530

TAX-EXEMPT FIXED INCOME FUNDS    84    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.6% continued
Kentucky – 2.1%continued
Carroll County PCR Refunding Bonds, Kentucky Utilities Co. Project,
1.55%, 9/1/26(2) (3) (4)	$3,750	$3,806
Fayette County School District Finance Corp. Revenue Bonds, Series A (State Intercept Program),
4.00%, 5/1/38	5,000	5,633
Kentucky State Public Energy Authority Gas Supply Variable Revenue Bonds, Series C, Gas Supply,
4.00%, 2/1/28(2) (3) (4)	10,000	11,911
Louisville & Jefferson County Metro Government Health System Revenue Bonds, Series A, Norton Healthcare, Inc.,
3.00%, 10/1/43	5,000	5,271
Louisville & Jefferson County Metropolitan Sewer District & Drain System Revenue Bonds, Series A,
5.00%, 5/15/34	2,000	2,069
Louisville & Jefferson County Metropolitan Sewer District & Drainage System Subordinated BANS,
5.00%, 10/20/21	10,000	10,384
		40,604
Louisiana – 2.3%
Lafayette Parish School Board Sales TRB,
5.00%, 4/1/48	2,165	2,789
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic Foundation Project,
4.00%, 5/15/49	5,000	5,747
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Unrefunded Balance,
5.00%, 5/15/47	2,000	2,327
Louisiana Public Facilities Authority Revenue Refunding Bonds, Tulane University of Louis,
5.00%, 4/1/45	4,000	5,027
Louisiana State G.O. Unlimited Bonds,
4.00%, 5/1/32	2,500	2,831
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.6% continued
Louisiana – 2.3%continued
Louisiana State Gas & Fuels First Lien Revenue Refunding Bonds, Series A,
4.50%, 5/1/39	$2,500	$2,879
4.00%, 5/1/41	5,000	5,611
Louisiana State Gas & Fuels Revenue Refunding Bonds, Series A-1,
4.00%, 5/1/32	5,000	5,241
Louisiana State Gas & Fuels Tax Second Lien Revenue Refunding Bonds, Series C,
5.00%, 5/1/45	2,990	3,638
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Series A, Woman's Hospital Foundation Project,
5.00%, 10/1/31	1,510	1,856
Shreveport Water & Sewer Revenue Bonds, Series B (BAM Insured),
5.00%, 12/1/41	5,000	5,999
Shreveport Water & Sewer Revenue Refunding Bonds, Series B,
3.00%, 12/1/50	1,250	1,292
		45,237
Maryland – 2.1%
Baltimore County Metropolitan District G.O. Unlimited BANS,
4.00%, 3/22/21	10,000	10,083
Howard County G.O. Unlimited Bonds, Series A,
5.00%, 2/15/30	1,000	1,265
Maryland State Department of Transportation Consolidated Transportation Revenue Bonds,
5.00%, 10/1/34	1,500	2,059
Maryland State G.O. Unlimited Bonds, Group 2, State & Local Facilities Loan,
5.00%, 8/1/33	10,000	13,726
Maryland State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 8/1/25	10,000	12,188

NORTHERN FUNDS QUARTERLY REPORT     85    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.6% continued
Maryland – 2.1%continued
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Lifebridge Health,
5.00%, 7/1/44	$1,100	$1,327
		40,648
Massachusetts – 3.8%
Lincoln School G.O. Unlimited Bonds,
3.50%, 3/1/44	3,810	4,285
Massachusetts Bay Transportation Authority Assessment Revenue Refunding Bonds, Series A,
5.00%, 7/1/41	2,800	2,976
Massachusetts State Bay Transportation Authority Sales Tax Revenue Refunding CABS, Series A,
0.00%, 7/1/29(5)	2,500	2,177
Massachusetts State Bay Transportation Authority Sales TRB, Senior Series B,
5.25%, 7/1/33	1,900	2,666
Massachusetts State College Building Authority, Revenue Bonds, Series B, Green Bonds (State Intercept Program), Prerefunded,
5.00%, 5/1/24(1)	1,000	1,159
Massachusetts State Consolidated Loans G.O. Limited Bonds, Series E,
5.00%, 11/1/50	5,000	6,544
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Suffolk University,
5.00%, 7/1/36	445	544
5.00%, 7/1/38	340	413
Massachusetts State HFA Sustainability Revenue Bonds, Series A-1 (FHA Insured),
3.00%, 12/1/50	500	522
Massachusetts State Housing Finance Agency Revenue Bonds, Series H,
4.40%, 12/1/46	1,000	1,106
Massachusetts State Port Authority Revenue Bonds, Series A,
5.00%, 7/1/40	2,725	3,191
Massachusetts State Port Authority Revenue Bonds, Series C (AMT),
5.00%, 7/1/44	2,000	2,500
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.6% continued
Massachusetts – 3.8%continued
Massachusetts State School Building Authority Sales Subordinate TRB, Series A,
5.25%, 2/15/48	$5,000	$6,302
Massachusetts State School Building Authority Sales Tax Revenue Refunding Bonds, Senior Series B, Social Bonds,
0.79%, 8/15/24	5,000	5,040
Massachusetts State School Building Authority Sales TRB, Senior Series A, Unrefunded Balance,
5.00%, 5/15/38	2,370	2,637
Massachusetts State School Building Authority Senior Lien Sales TRB, Series A,
5.00%, 5/15/43	3,015	3,354
Massachusetts State School Building Authority Senior Lien Sales TRB, Series B,
5.00%, 11/15/36	1,500	1,853
5.00%, 11/15/39	2,500	3,079
Massachusetts State School Building Authority Subordinated Sales TRB, Series A,
5.00%, 2/15/44	4,000	5,085
Massachusetts State Special Obligation Dedicated Revenue Refunding Bonds, (NATL Insured),
5.50%, 1/1/34	2,500	3,501
Massachusetts State Transportation Fund Rail Enhancement & Accelerated Revenue Bonds,
5.00%, 6/1/42	7,820	9,731
Massachusetts State Transportation Fund Revenue Bonds, Series A, Accelerated Bridge Program, Prerefunded,
5.00%, 6/1/21(1)	5,000	5,099
Massachusetts State Water Resources Authority General Revenue Bonds, Series B,
5.00%, 8/1/43	1,455	1,861
		75,625

TAX-EXEMPT FIXED INCOME FUNDS    86    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.6% continued
Michigan – 1.7%
Detroit City School District G.O. Unlimited Refunding Bonds, Series A (Q-SBLF Insured),
5.00%, 5/1/32	$1,000	$1,315
Detroit City School District G.O. Unlimited Refunding Bonds, Series A (Q-SBLF Insured),
5.00%, 5/1/33	1,000	1,307
Grand Rapids Public Schools Building & Site G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 5/1/25	1,000	1,201
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I,
5.00%, 4/15/38	2,000	2,369
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A,
5.50%, 10/15/45	3,565	3,714
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series II-A,
5.38%, 10/15/36	5,000	5,204
Michigan State Building Authority Revenue Refunding Bonds, Series I,
3.00%, 10/15/45	5,000	5,490
Michigan State Finance Authority Revenue Refunding Bonds, Series H-1,
5.00%, 10/1/39	5,000	5,768
Michigan State University Revenue Bonds, Series B, Board of Trustees,
5.00%, 2/15/44	2,000	2,486
Wayne County Airport Authority Revenue Bonds, Series D,
5.00%, 12/1/45	2,000	2,317
Wayne County Airport Authority Revenue Refunding Bonds, Series G,
5.00%, 12/1/34	2,625	3,094
		34,265
Minnesota – 1.1%
Metropolitan Council Minneapolis-Saint Paul Area G.O. Unlimited GANS, Series C,
5.00%, 12/1/21	20,000	20,873
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.6% continued
Minnesota – 1.1%continued
Minneapolis Special School District No. 1 G.O. Unlimited Bonds, Series B, Long-Term Facilities Maintenance (School District Credit Program),
5.00%, 2/1/28	$275	$349
		21,222
Missouri – 1.1%
Kansas City IDA Airport Special Obligation Revenue Bonds (AMT), Kansas City International Airport Terminal Modernization Project (AGM Insured),
3.38%, 3/1/57	2,345	2,519
Metropolitan Saint Louis Sewer District Wastewater System Revenue Bonds, Series B,
5.00%, 5/1/46	3,060	4,023
5.00%, 5/1/48	1,500	1,967
Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series B,
5.00%, 5/1/33	1,000	1,191
Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series B, Prerefunded,
5.00%, 5/1/25(1)	1,605	1,925
Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series B, Unrefunded Balance,
5.00%, 5/1/45	3,395	3,996
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds, Series A, Saint Louis University,
5.00%, 10/1/38	2,500	2,919
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series A, St. Luke's Health System,
5.00%, 11/15/43	1,280	1,580

NORTHERN FUNDS QUARTERLY REPORT     87    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.6% continued
Missouri – 1.1%continued
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, St. Luke's Health System,
4.00%, 11/15/50	$1,000	$1,176
		21,296
Montana – 0.1%
Montana Board of Housing Single Family Program Revenue Refunding Bonds, Series A (FHA Insured HUD VA),
3.90%, 12/1/48	90	99
Montana Facility Finance Authority Revenue Refunding Bonds, Series A, Social Health System,
4.00%, 1/1/38	1,250	1,496
		1,595
Nebraska – 1.3%
Douglas County Hospital Authority No. 2 Health Facilities Revenue Bonds, Children's Hospital Obligated Group,
5.00%, 11/15/36	1,000	1,226
5.00%, 11/15/37	1,000	1,224
Omaha Public Power District Electric Revenue Refunding Bonds, Series A,
4.00%, 2/1/42	5,000	5,881
5.00%, 2/1/42	4,250	5,319
Omaha Public Power District Electric Revenue Bonds, Series B,
4.00%, 2/1/46	5,000	5,152
Omaha Public Power District Electric Revenue Bonds, Series B, Prerefunded,
5.00%, 2/1/22(1)	2,210	2,323
University of Nebraska Facilities Corp. Taxable Revenue Refunding Bonds, Series B,
2.82%, 10/1/34	5,000	5,408
		26,533
Nevada – 1.0%
Clark County Airport System Subordinate Lien Revenue Refunding Bonds Series A-2,
4.25%, 7/1/36	5,000	5,445
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.6% continued
Nevada – 1.0%continued
Clark County School District Building G.O. Limited Bonds, Series A,
4.00%, 6/15/36	$2,000	$2,323
Clark County School District G.O. Limited Bonds, Series B (BAM Insured),
3.00%, 6/15/37	5,000	5,463
3.00%, 6/15/39	1,000	1,086
Clark County School District G.O. Limited Bonds, Series D,
4.00%, 6/15/34	5,000	5,618
		19,935
New Hampshire – 0.1%
New Hampshire State G.O. Unlimited Bonds, Series C,
5.00%, 12/1/34	1,890	2,607
New Jersey – 1.0%
Essex County G.O. Unlimited Bonds,
2.00%, 9/1/42	1,240	1,243
2.00%, 9/1/43	1,000	1,000
New Jersey State EDA Revenue Bonds, Transit Transportation Project,
5.00%, 11/1/34	2,000	2,480
New Jersey State EDA Revenue School Facilities Construction Revenue Bonds,
5.00%, 6/15/34	500	622
4.00%, 6/15/44	2,250	2,499
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series AA,
3.00%, 6/15/50	1,500	1,500
4.00%, 6/15/50	1,500	1,664
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Program,
5.25%, 6/15/43	4,500	5,425
Union County G.O. Unlimited Bonds,
0.63%, 3/1/26	2,270	2,279
		18,712
New York – 14.8%
New York City Housing Development Corp. MFH Revenue Bonds, Sustainable Neighborhood Bonds,
3.00%, 11/1/39	1,750	1,853

TAX-EXEMPT FIXED INCOME FUNDS    88    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.6% continued
New York – 14.8%continued
New York City Housing Development Corp. MFH Revenue Refunding Bonds, Sustainable Neighborhood Bonds,
3.00%, 11/1/44	$2,000	$2,086
New York City Housing Development Corp. Revenue Bonds, Series C, Sustainability Bonds (HUD Sector 8 Program, FNMA Insured),
2.75%, 2/1/51	7,500	7,700
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution,
3.00%, 6/15/50	5,000	5,381
5.00%, 6/15/50	5,000	6,528
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution, Fiscal 2014,
5.00%, 6/15/46	2,000	2,204
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series BB, Second Generation, Fiscal 2013,
5.00%, 6/15/47	2,500	2,719
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Second General Resolution,
5.00%, 6/15/40	5,000	6,316
3.50%, 6/15/42	2,000	2,538
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series AA,
5.00%, 6/15/32	10,000	10,210
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series AA-1,
5.00%, 6/15/50	5,000	6,528
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series EE,
5.25%, 6/15/36	2,000	2,559
5.00%, 6/15/39	1,800	2,253
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.6% continued
New York – 14.8%continued
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series GG,
5.00%, 6/15/39	$2,000	$2,370
New York City Municipal Water Finance Authority Water & Sewer System Subordinate Revenue Refunding Bonds, Subseries FF-2,
5.00%, 6/15/40	3,500	4,509
New York City Transitional Finance Authority Building Aid Fiscal 2015 Revenue Bonds, Series S (State Aid Withholding),
5.00%, 7/15/36	1,500	1,779
New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-3 (State Aid Withholding),
5.00%, 7/15/43	3,000	3,712
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds,
5.00%, 8/1/40	250	313
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Fiscal 2017,
5.00%, 2/1/40	7,485	9,044
5.00%, 2/1/43	8,310	9,976
New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds,
3.00%, 5/1/48	4,750	5,078
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series A-3,
3.00%, 5/1/45	10,000	10,651
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series C-3,
5.00%, 5/1/41	5,000	6,218
New York City Transitional Finance Authority Subordinate Revenue Bonds, Subseries B-1,
5.00%, 11/1/34	500	597

NORTHERN FUNDS QUARTERLY REPORT     89    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.6% continued
New York – 14.8%continued
New York G.O. Unlimited Bonds, Series E-1,
4.00%, 3/1/42	$2,500	$2,867
New York G.O. Unlimited Bonds, Series I, Subseries 1-I,
5.00%, 3/1/28	1,510	1,721
New York G.O. Unlimited Bonds, Series I, Subseries I-A,
4.00%, 4/1/36	2,000	2,439
New York G.O. Unlimited Bonds, Subseries A-1,
4.75%, 8/1/38	3,500	3,819
New York G.O. Unlimited Bonds, Subseries F-1,
5.00%, 3/1/37	5,000	5,471
5.00%, 4/1/43	2,000	2,461
New York G.O. Unlimited Refunding Bonds, Series A-1,
5.00%, 8/1/29	5,000	6,711
New York G.O. Unlimited Refunding Bonds, Series B-1,
5.00%, 11/1/28	5,000	6,605
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGC State Aid Withholding), Unrefunded Balance,
5.25%, 10/1/23	165	166
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series 2020, School Districts Financing Program (AGM Insured),
5.00%, 10/1/33	1,000	1,286
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A,
5.00%, 7/1/36	2,500	3,192
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A-2, Columbia University,
5.00%, 10/1/46	500	809
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series B, Columbia University,
5.00%, 10/1/38	4,500	5,728
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.6% continued
New York – 14.8%continued
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series B,
5.00%, 2/15/37	$2,530	$3,132
New York State Dormitory Authority Revenues Non State Supported Debt Revenue Bonds, Series A, Columbia University,
5.00%, 10/1/50	5,000	8,335
New York State Dormitory Authority Sales TRB, Series A, Group B,
5.00%, 3/15/38	5,090	6,248
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A,
5.00%, 3/15/33	2,000	2,465
5.25%, 3/15/38	5,000	6,416
5.25%, 3/15/39	2,500	3,201
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series E,
3.25%, 3/15/35	1,000	1,064
3.25%, 3/15/36	5,035	5,346
New York State Dormitory Authority State Personal Income TRB, Series A, Unrefunded Balance,
5.00%, 2/15/43	2,000	2,416
New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Municipal Water Revolving Funds,
5.00%, 6/15/42	4,000	5,014
New York State Environmental Facilities Corp. Clean & Drinking Water Revolving Funds Pooled Financing Program Revenue Bonds, Series B, Escrowed to Maturity,
5.50%, 4/15/35	5,000	7,417
New York State Environmental Facilities Corp. Revenue Bonds, Series C, Green Bonds,
5.00%, 8/15/37	1,200	1,525
New York State Environmental Facilities Corp. State Clean & Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water,
5.00%, 6/15/41	10,000	10,200

TAX-EXEMPT FIXED INCOME FUNDS    90    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.6% continued
New York – 14.8%continued
New York State Environmental Facilities Corp. State Clean Water & Drinking Water Subordinated Revenue Refunding SRF Bonds,
4.00%, 6/15/46	$5,000	$5,673
New York State Environmental Facilities Corp. State Clean Water & Drinking Water Subordinated Revenue Refunding SRF Bonds, New York City Municipal Water,
4.00%, 6/15/45	2,000	2,387
New York State Housing Finance Agency Affordable Housing Revenue Bonds, Series E (SonyMA, FNMA Insured),
4.15%, 11/1/47	1,000	1,089
New York State Power Authority Revenue Refunding Bonds, Series A,
4.00%, 11/15/45	3,000	3,569
New York State Thruway Authority General Revenue Junior Indebtedness Obligations Subordinate Revenue Bonds, Series B,
4.00%, 1/1/45	2,000	2,338
New York State Thruway Authority Revenue Bonds, Series J,
5.00%, 1/1/27	50	57
New York State Thruway Authority Revenue Bonds, Series N, Group 1,
5.00%, 1/1/39	10,000	12,953
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds, Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/31	550	716
New York State Urban Development Corp. Personal Income TRB, Series A-1,
5.00%, 3/15/43	3,000	3,257
New York State Urban Development Corp. Revenue Refunding Bonds, Series E, Group 4,
3.00%, 3/15/47	1,100	1,171
3.00%, 3/15/48	5,000	5,318
3.00%, 3/15/50	1,000	1,060
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.6% continued
New York – 14.8%continued
New York State Urban Development Corp. Taxable General Personal Income TRB,
3.90%, 3/15/33	$5,000	$5,744
New York Taxable G.O. Unlimited Refunding Bonds, Series D, Fiscal 2021,
8/1/30(7)	2,000	2,038
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 217,
5.00%, 11/1/44	2,000	2,544
Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds, Series 186 (AMT),
5.00%, 10/15/44	3,000	3,390
Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds, Series 222,
5.00%, 7/15/34	2,000	2,666
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 207 (AMT),
5.00%, 9/15/28	1,000	1,273
Sales Tax Asset Receivable Corp. Revenue Refunding Bonds, Series A, Fiscal 2015,
5.00%, 10/15/31	500	584
Troy Capital Resource Corp. Revenue Refunding Bonds, Rensselaer Polytechnic Institute Project, Forward Delivery,
4.00%, 9/1/40	1,250	1,408
Utility Debt Securitization Authority Restructuring Revenue Refunding Bonds,
5.00%, 12/15/37	2,500	3,030
Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds,
5.00%, 12/15/39	2,500	3,165
5.00%, 12/15/40	1,000	1,263
Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds, Series TE,
5.00%, 12/15/41	3,500	3,929

NORTHERN FUNDS QUARTERLY REPORT     91    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.6% continued
New York – 14.8%continued
Westchester County G.O. Limited Bonds, Series A,
4.00%, 12/1/29	$625	$751
		290,549
North Carolina – 0.9%
Charlotte Airport Revenue Bonds (AMT), Charlotte Douglas International,
4.00%, 7/1/39	1,255	1,444
Charlotte COPS, Series B,
3.00%, 6/1/22	2,000	2,004
Charlotte Refunding COPS, Convention Facility Project,
4.00%, 6/1/49	3,000	3,514
North Carolina Capital Facilities Finance Agency Educational Revenue Bonds, Wake Forest University,
5.00%, 1/1/48	1,000	1,223
North Carolina State Eastern Municipal Power Agency System Revenue Refunding Bonds, Series B (NATL, IBC Insured), Escrowed to Maturity,
6.00%, 1/1/22	6,015	6,355
North Carolina State Housing Finance Agency Home Ownership Revenue Bonds, Series 44,
3.00%, 7/1/46	1,000	1,058
North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway (AGM Insured),
4.00%, 1/1/55	500	571
North Carolina Turnpike Authority Triangle Expressway System Revenue BANS (AGM Insured),
5.00%, 1/1/49	500	622
Western Carolina University Revenue Bonds, Series B,
4.00%, 4/1/45	1,000	1,178
		17,969
Ohio – 1.9%
Hamilton County Hospital Facilities Revenue Bonds, Cincinnati Children's Hospital Project,
5.00%, 11/15/41	1,750	2,695
5.00%, 11/15/49	5,500	8,805
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.6% continued
Ohio – 1.9%continued
Liberty-Benton Local School District G.O. Unlimited Bonds (School District Credit Program),
4.00%, 11/1/44	$1,975	$2,338
Ohio State Higher Education G.O. Unlimited Bonds, Series A,
5.00%, 5/1/34	5,780	7,293
Ohio State Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System,
4.00%, 1/1/36	1,000	1,177
Ohio State Infrastructure Improvement G.O. Unlimited Refunding Bonds, Series C,
4.00%, 8/1/21	2,080	2,126
Ohio Turnpike & Infrastructure Commission Senior Lien Revenue Bonds, Series A, Prerefunded,
5.00%, 2/15/23(1)	10,000	11,008
Washington Local School District Lucas County G.O. Unlimited Bonds, Series A (School District Credit Program),
3.13%, 12/1/51	2,000	2,041
		37,483
Oklahoma – 0.3%
Norman Regional Hospital Authority Revenue Bonds, Norman Regional Hospital Authority,
4.00%, 9/1/45	4,000	4,414
Oklahoma State Turnpike Authority Second Senior Revenue Bonds, Series C,
4.00%, 1/1/42	2,000	2,281
		6,695
Oregon – 1.0%
Clackamas County School District No. 12 North Clackamas G.O. Unlimited CABS, Series A, (School Board Guaranty Program),
0.00%, 6/15/38(5)	7,500	4,103
Clackamas County School District No. 62C Oregon City G.O. Unlimited CABS, Series A (School Board Guaranty Program),
0.00%, 6/15/37(5)	1,000	621

TAX-EXEMPT FIXED INCOME FUNDS    92    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.6% continued
Oregon – 1.0%continued
Medford Hospital Facilities Authority Revenue Refunding Bonds, Series A, Asante Project (AGM Insured),
4.00%, 8/15/45	$1,000	$1,187
Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series A,
5.00%, 11/15/28	1,100	1,302
Oregon State Health & Science University Revenue Refunding Bonds, Series A,
4.00%, 7/1/44	1,000	1,189
Oregon State Health & Science University Revenue Refunding Bonds, Series B,
5.00%, 7/1/38	2,035	2,439
Port of Portland International Airport Revenue Bonds,
5.00%, 7/1/49	2,010	2,483
Salem Hospital Facility Authority Revenue Refunding Bonds, Multi Model Salem Health Projects,
5.00%, 5/15/44	3,500	4,358
Washington Multnomah & Yamhill Counties Hillsboro School District No. 1J G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 6/15/35	2,000	2,500
		20,182
Pennsylvania – 1.4%
Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue Bonds (AGM Insured),
4.00%, 6/1/39	5,000	5,763
Delaware County Regional Water Quality Control Authority Sewer Revenue Bonds,
5.00%, 5/1/32	820	968
5.00%, 5/1/35	865	1,016
Franklin County G.O. Unlimited Refunding Bonds,
4.00%, 11/1/33	1,075	1,240
Pennsylvania State G.O. Unlimited Bonds, Series 1,
4.00%, 3/15/35	2,500	2,807
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.6% continued
Pennsylvania – 1.4%continued
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, University of Pennsylvania Health System,
5.00%, 8/15/49	$5,000	$6,285
Pennsylvania State Turnpike Commission Oil Franchise Tax Subordinate Revenue Bonds, Series B,
5.00%, 12/1/43	2,500	3,037
Pennsylvania State Turnpike Commission Revenue Bonds, Series A,
5.00%, 12/1/33	1,500	1,963
Springfield School District Delaware County G.O. Unlimited Bonds (State Aid Withholding),
4.00%, 3/1/43	1,500	1,791
Upper Merion Area School District G.O. Limited Bonds (State Aid Withholding),
4.00%, 9/1/49	1,100	1,286
West Shore School District G.O. Limited Bonds (State Aid Withholding),
4.00%, 11/15/48	1,000	1,178
		27,334
Rhode Island – 0.4%
Rhode Island Infrastructure Bank Municipal Road & Bridge Revolving Fund Revenue Bonds, Series A,
5.00%, 10/1/29	1,430	1,914
Rhode Island Turnpike & Bridge Authority Motor Fuel TRB, Series A,
4.00%, 10/1/44	5,265	6,193
		8,107
South Carolina – 1.8%
Charleston County School District G.O. Unlimited BANS, Phase IV Sales Tax Project (SCSDE Insured),
5.00%, 5/12/21	10,000	10,173
Patriots Energy Group Financing Agency South Carolina Gas Supply Revenue Bonds, Series A,
4.00%, 2/1/24(2) (3) (4)	2,000	2,201

NORTHERN FUNDS QUARTERLY REPORT     93    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.6% continued
South Carolina – 1.8%continued
Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004 (BHAC, CR MBIA Insured),
5.38%, 1/1/25	$5,820	$6,873
South Carolina State Jobs-EDA Hospital Facilities Revenue Refunding Bonds, Bon Secours Mercy Health,
4.00%, 12/1/44	2,000	2,320
South Carolina State Public Service Authority Revenue Refunding Bonds, Series A,
3.00%, 12/1/41	3,000	3,162
South Carolina State Transportation Infrastructure Bank Variable Revenue Refunding Bonds, Series 2003B,
(Floating, ICE LIBOR USD 1M + 0.45%), 0.55%, 10/1/22(2) (4)	9,900	9,887
		34,616
Tennessee – 0.5%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Lipscomb University Project,
5.25%, 10/1/58	1,500	1,679
Metropolitan Nashville Airport Authority Subordinate Revenue Bonds, Series B (AMT),
4.00%, 7/1/49	2,000	2,276
Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series 1B,
3.38%, 7/1/38	125	133
Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series 2B,
3.95%, 1/1/38	190	205
Tennessee State G.O. Unlimited Bonds, Series A,
5.00%, 9/1/34	5,000	6,411
		10,704
Texas – 10.3%
Austin Electric Utility System Revenue Refunding Bonds, Series A,
5.00%, 11/15/28	500	607
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.6% continued
Texas – 10.3%continued
Central Regional Mobility Authority Revenue Refunding Bonds,
5.00%, 1/1/46	$750	$864
Conroe Independent Tax School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),
5.00%, 2/15/30	1,500	2,063
Dallas Area Rapid Transit Sales Tax Revenue Refunding Bonds, Series A,
5.00%, 12/1/31	3,425	4,168
Harris County Cultural Education Facilities Finance Corp. Variable Revenue Bonds, Series A, Texas Medical Center,
0.90%, 5/15/25(2) (3) (4)	2,500	2,503
Harris County Toll Road First Lien Revenue Refunding Bonds,
8/15/50(7)	5,000	5,992
Houston Airport System Subordinate Revenue Bonds, Series A (AMT),
4.00%, 7/1/47	2,000	2,287
Lower Colorado River Authority Revenue Refunding Bonds,
5.00%, 5/15/39	2,500	2,724
North Texas Tollway Authority Revenue Refunding Bonds,
4.25%, 1/1/49	1,500	1,720
North Texas Tollway Authority Revenue Refunding Bonds, First Tier,
5.00%, 1/1/38	2,500	2,500
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/39	2,500	3,090
Northside Texas Independent School District Building G.O. Unlimited Bonds, Series A (PSF, Gtd.),
4.00%, 6/1/30	4,390	4,597
Pflugerville Independent School District Tax School Building G.O. Unlimited Bonds, Series 2014 (PSF, Gtd.),
4.00%, 2/15/33	5,000	5,521
Texas State Department of Housing & Community Affairs Revenue Bonds, Series A (GNMA Insured),
3.38%, 9/1/39	2,730	2,996

TAX-EXEMPT FIXED INCOME FUNDS    94    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.6% continued
Texas – 10.3%continued
Texas State G.O. Unlimited Refunding Bonds, Series A, Transportation Commission,
5.00%, 10/1/44	$5,000	$5,889
Texas State Private Activity Bond Surface Transportation Corp. Revenue Refunding Bonds, LBJ Infrastructure Group,
4.00%, 6/30/40	1,000	1,169
Texas State TRANS,
4.00%, 8/26/21	135,000	138,364
Texas State Water Development Board TRB, Series B,
3.03%, 10/15/39	750	808
University of Texas Permanent University Fund Revenue Bonds, Series B,
4.00%, 7/1/41	5,000	5,712
University of Texas Revenue Refunding Bonds, Series A,
3.50%, 8/15/50	1,000	1,303
University of Texas, University Revenue Bonds, Series B,
5.00%, 8/15/49	5,000	8,213
		203,090
Utah – 0.7%
Davis County School District G.O. Unlimited Bonds, Utah School Bond Guaranty Program (School Board Guaranty Program),
3.00%, 6/1/30	3,330	3,655
Park City Sales TRB,
4.00%, 12/15/31	2,200	2,646
Provo G.O. Unlimited Refunding Bonds,
5.00%, 1/1/26	500	616
Salt Lake City Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/42	3,000	3,580
University of Utah Revenue Bonds, Series A,
5.00%, 8/1/44	2,000	2,530
Utah State Transit Authority Senior Lien Sales TRB,
5.00%, 12/15/33	1,125	1,434
		14,461
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.6% continued
Virginia – 1.2%
Arlington County IDA Revenue Refunding Bonds, Virginia Hospital Center,
4.00%, 7/1/45	$2,000	$2,364
Norfolk G.O. Unlimited Bonds, Series A, Prerefunded,
5.00%, 10/1/26(1)	500	635
Norfolk G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding), Prerefunded,
5.00%, 10/1/22(1)	500	542
Roanoke EDA Hospital Revenue Refunding Bonds, Series A, Carilion Clinic Obligated Group,
5.00%, 7/1/47	3,000	4,938
Virginia State College Building Authority Educational Facilities Revenue Bonds, 21st Century College & Equipment,
4.50%, 2/1/34	5,000	5,449
Virginia State College Building Authority Educational Facilities Revenue Refunding Bonds, 21st Century College & Equipment,
5.00%, 2/1/30	2,530	3,277
Virginia State Commonwealth Transportation Board Revenue Bonds, Capital Projects,
4.00%, 5/15/37	2,000	2,086
Virginia State Small Business Financing Authority Revenue Refunding Bonds, National Senior Campuses,
3.38%, 1/1/51	4,000	4,000
		23,291
Washington – 2.2%
Benton County Public Utility District No. 1 Revenue Bonds, Series A,
4.00%, 11/1/45	1,390	1,653
Central Puget Sound Regional Transit Authority Revenue Bonds, Green Bonds, Series S-1,
5.00%, 11/1/46	5,000	7,949
Central Puget Sound Regional Transit Authority Sales & Use Tax Revenue Refunding & Improvement Bonds, Series S-1, Green Bonds,
5.00%, 11/1/50	5,000	5,917

NORTHERN FUNDS QUARTERLY REPORT     95    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.6% continued
Washington – 2.2%continued
Grant County Public Utility District No.2 Electric Variable Revenue Refunding Bonds, Series S,
2.00%, 12/1/23(2) (3) (4)	$5,000	$5,210
King County Public District No. 2 (Evergreenhealth) G.O. Limited Bonds, Series A,
4.00%, 12/1/45	1,500	1,766
Snohomish County Public Utility District No. 1 Electric System Revenue Bonds,
5.00%, 12/1/40	560	671
Washington State G.O. Unlimited Bonds, Series B,
5.00%, 2/1/37	5,000	5,848
Washington State G.O. Unlimited Bonds, Series C,
5.00%, 2/1/32	2,230	2,870
Washington State Health Care Facilities Authority Revenue Refunding Bonds, Providence Health & Services,
5.00%, 10/1/38	5,000	5,756
Washington State Housing Finance Commission SFM Revenue Refunding Bonds,
3.70%, 12/1/34	20	22
Washington State Motor Fuel Tax G.O. Unlimited Bonds, Series E,
5.00%, 2/1/38	2,000	2,256
Washington State University Revenue Refunding Bonds,
5.00%, 4/1/40	1,320	1,516
Washington State Various Purpose G.O. Unlimited Bonds, Series A,
5.00%, 8/1/39	1,500	1,918
		43,352
West Virginia – 0.3%
Marshall University Revenue Refunding Bonds, Series A (AGM Insured),
3.00%, 5/1/46	500	525
4.00%, 5/1/50	5,000	5,759
		6,284
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.6% continued
Wisconsin – 1.1%
PFA Hospital Revenue Refunding Bonds, Renown Regional Medical Center Project,
3.00%, 6/1/45	$2,500	$2,555
4.00%, 6/1/45	3,250	3,734
University Hospitals & Clinics Authority Revenue Refunding Bonds, Series A,
4.25%, 4/1/48	4,000	4,626
Wisconsin State G.O. Unlimited Bonds, Series A,
5.00%, 5/1/40	3,000	3,644
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Children's Hospital of Wisconsin,
3.00%, 8/15/50	1,000	1,066
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Marquette University,
5.00%, 10/1/35	1,025	1,225
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Milwaukee Regional Medical Center,
4.13%, 4/1/46	1,500	1,588
Wisconsin State Housing & EDA Revenue Bonds, Series A,
4.45%, 5/1/57	2,305	2,597
		21,035
Total Municipal Bonds
(Cost $1,647,927)		1,725,532

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 8.0%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(8) (9)	156,807,814	$156,808
Total Investment Companies
(Cost $156,808)		156,808

TAX-EXEMPT FIXED INCOME FUNDS    96    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 3.9%
Black Belt Energy Gas District Alabama Gas Supply Revenue Bonds, Series A, 4.00%, 6/1/21(2) (3) (4)	$5,000	$5,059
Broward County School District Revenue TANS, 2.00%, 6/30/21	5,000	5,046
California State Infrastructure & Economic Development Bank Revenue Bonds (AMT), Brightline West Passenger, 0.45%, 7/1/21(2) (3) (4) (10)	6,250	6,256
Colorado State General Fund TRANS, 4.00%, 6/25/21	10,000	10,184
Director of the State of Nevada Department of Business & Industry Revenue Bonds (AMT), Brightline West Passenger, 0.50%, 7/1/21(2) (3) (4)	1,500	1,502
Greenville County School District G.O. Unlimited Bonds, Series C (SCSDE Insured), 3.00%, 6/1/21	5,000	5,058
Hennepin County Variable G.O. Unlimited Refunding Bonds, Series B, 0.08%, 1/13/21(2) (4) (11)	4,535	4,535
Los Angeles County TRANS, Series A, 4.00%, 6/30/21	5,000	5,095
Los Angeles TRANS, 4.00%, 6/24/21	10,000	10,184
New York City Transitional Finance Authority Future Tax Secured Adjustable Subordinate Revenue Bonds, 0.02%, 1/6/21(2) (4) (11)	4,500	4,500
New York State Dormitory Authority State Personal Income Tax Subordinate RANS, Series B, 5.00%, 3/31/21	10,000	10,118
Ohio State University Variable Revenue Bonds, Series B, 0.04%, 1/13/21(2) (4) (11)	900	900
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 3.9% continued
Riverside County TRANS, 4.00%, 6/30/21	$5,000	$5,094
Utah County Hospital Revenue Bonds, Series C, IHC Health Services, Inc., 0.03%, 1/6/21(2) (4) (11)	3,210	3,210
Total Short-Term Investments
(Cost $76,692)		76,741

Total Investments – 99.5%
(Cost $1,881,427)		1,959,081
Other Assets less Liabilities – 0.5%		10,544
NET ASSETS – 100.0%		$1,969,625

(1)	Maturity date represents the prerefunded date.
(2)	Maturity date represents the puttable date.
(3)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(4)	Variable rate security. Rate as of December 31, 2020 is disclosed.
(5)	Zero coupon bond.
(6)	Step coupon bond. Rate as of December 31, 2020 is disclosed.
(7)	When-Issued Security. Coupon rate is not in effect at December 31, 2020.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of December 31, 2020 is disclosed.
(10)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(11)	Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

BHAC - Berkshire Hathaway Assurance Corporation

CABS - Capital Appreciation Bonds

NORTHERN FUNDS QUARTERLY REPORT     97    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
COPS - Certificates of Participation

CR - Custody Receipt

CSCDA - California Statewide Communities Development Authority

CWA - Clean Water Act

EDA - Economic Development Authority

FHA - Federal Housing Administration

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GANS - Grant Anticipation Notes

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HFA - Housing Finance Authority

HUD - Housing and Urban Development

IBC - Insured Bond Certificates

ICE - Intercontinental Exchange

IDA - Industrial Development Authority

LIBOR - London Interbank Offered Rate

MBIA - Municipal Bonds Insurance Association

MFH - Multi-Family Housing

NATL - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

RANS - Revenue Anticipation Notes

SCSDE - South Carolina State Department of Education

SFM - Single Family Mortgage

SonyMA - State of New York Mortgage Agency

SRF - Special Revenue Fund

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

USD - United States Dollar

VA - Veterans Affairs
Percentages shown are based on Net Assets.
At December 31, 2020, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF INVESTMENTS
Airport	6.1%
General	24.0
General Obligation	12.0
Higher Education	6.6
Medical	6.8
School District	6.7
Short-Term Investments	8.0
Transportation	8.3
Water	8.9
All other sectors less than 5%	12.6
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$1,725,532	$—	$1,725,532
Investment Companies	156,808	—	—	156,808
Short-Term Investments	—	76,741	—	76,741
Total Investments	$156,808	$1,802,273	$—	$1,959,081

(1)	Classifications as defined in the Schedule of Investments.

TAX-EXEMPT FIXED INCOME FUNDS    98    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
Transactions in affiliated investments for the nine months ended December 31, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$103,533	$914,859	$861,584	$57	$156,808	156,807,814
NORTHERN FUNDS QUARTERLY REPORT     99    TAX-EXEMPT FIXED INCOME FUNDS